FILE NO.   333-39804; 811-03457

As filed with the Securities and Exchange Commission on April 28, 2009.

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 11 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 80 ☒

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive offices of Depositor)

Depositor’s Telephone Number: 215-956-8000

Susan T. Deakins

Vice President and Chief Actuary

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania  19044

Copy to:

Michael Berenson

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Title of Securities Being Registered: Individual Variable Annuity Contracts — Flexible Purchase Payments.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2009 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	on (date) pursuant to paragraph (a) of Rule 485.

PROSPECTUS — MAY 1, 2009

Individual Variable and Fixed Annuity Contract — Flexible Purchase Payments

ENHANCED CREDIT VARIABLE ANNUITY

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 Telephone (800) 523-0650

This prospectus describes an individual variable and fixed annuity contract (“Contract”) offered by The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a Contract.  Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual.  You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date.  The Contract:

•                  has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),

•                  has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,

•                  has a purchase payment enhancement feature, which means that each time you make a purchase payment, Penn Mutual will add an additional credit to your Contract Value,

•                  is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,

•                  allows you to choose to receive your annuity payments over different periods of time, including over your lifetime,

•                  offers an optional guaranteed minimum accumulation benefit rider,

•                  offers an optional guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit rider,

•                  offers a growth and income advantage benefit rider, and

•                  offers a purchasing power protector benefit rider with an adjustment for changes in the inflation rate.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete.  It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment.  You may pay a deferred sales charge of up to 8% on early withdrawals.  If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. The Contract is not a bank deposit and is not federally insured.

Contract expenses are higher than other annuity contracts offered by Penn Mutual without a purchase payment enhancement feature.  The benefit of the purchase payment enhancement may be more than offset by the higher expenses, relative to other annuity contracts we offer, if withdrawals are made in the early years of the Contract.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law).  Longer free look periods apply in some states.  Your purchase payments and purchase payment enhancement will be allocated to the Subaccounts you have selected on the date we issued your Contract.  The refund will not include the portion of the Contract Value which is attributable to the purchase payment enhancement.  To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you.  The date of the cancellation will be the date we receive your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2009, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com.  Or, you can call us at (800) 523-0650.  The Statement of Additional Information contains

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more information about the Contract.  It is filed with the Securities and Exchange Commission (the “Commission”) and we incorporate it by reference into this prospectus.  The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Oppenheimer Capital LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Van Kampen Asset Management
REIT Fund	Heitman Real Estate Securities LLC
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management
A prospectus for each of these Funds accompanies this prospectus.

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PROSPECTUS CONTENTS

GLOSSARY	5

EXPENSES	7

EXAMPLES OF FEES AND EXPENSES	9

CONDENSED FINANCIAL INFORMATION	10

FINANCIAL STATEMENTS	10

THE PENN MUTUAL LIFE INSURANCE COMPANY	10

THE SEPARATE ACCOUNT	10
Investment Options in the Separate Account	11
Penn Series Funds, Inc.	11
Voting Instructions	13
Accumulation Units - Valuation	13

THE FIXED INTEREST ACCOUNT	14

THE CONTRACT	14
How Do I Purchase a Contract?	15
What Are Purchase Payment Enhancements?	15
Do I Always Get to Keep My Purchase Payment Enhancements?	17
Do Purchase Payment Enhancements Benefit All People?	17
What Types of Annuity Payments May I Choose?	17
Variable Annuity Payments	18
Fixed Annuity Payments	18
Other Information	18
What Are the Death Benefits Under My Contract?	18
Optional Step-Up Plus Death Benefit Enhancement Rider	19
Optional Estate Enhancement Death Benefit Rider	20
Choosing a Lump Sum or Annuity	21
May I Transfer Money Among Subaccounts and the Dollar Cost Averaging Accounts?	21
Before the Annuity Date	21
After the Annuity Date	22
General Rules	22
Frequent Trading Risks	22
Frequent Trading Policies	23
Dollar Cost Averaging	23
Automatic Rebalancing	23
May I Withdraw Any of My Money?	23
Systematic Withdrawals	24
403(b) Withdrawals	24
Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider (Growth & Income Protector Benefit Rider)	25
Growth and Income Advantage Benefit Rider	32
Purchasing Power Protector Benefit Rider	41
Deferment of Payments and Transfers	49
What Charges Do I Pay?	49
Administration Charges	49

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Mortality and Expense Risk Charge	50
Contingent Deferred Sales Charge	50
Free Withdrawals	50
Contract Rider Charges	51
Underlying Fund Charges	53
Premium Taxes	53

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT	54
General Information	54

FEDERAL INCOME TAX CONSIDERATIONS	54
Withdrawals and Death Benefits	54
Annuity Payments	54
Early Withdrawals	54
Transfers	55
Separate Account Diversification	55
Qualified Plans	55
Distribution Arrangements	56

STATEMENT OF ADDITIONAL INFORMATION CONTENTS	58
APPENDIX A	A-1
APPENDIX B	B-1
APPENDIX C	C-1

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GLOSSARY

We have included in this section additional explanation of certain words or terms used in this prospectus.  These words or terms are capitalized throughout this prospectus.

Accumulation Period:  A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract described in this prospectus.

Contract Date:  The Date the contract is issued.

Contract Owner:  The person specified in the Contract as the Contract Owner.

Contract Value:  The sum of the Variable Account Value and the Fixed Account Value.

Contract Year:  Each twelve-month period following the contract date.

Dollar Cost Averaging Accounts:  The two fixed accounts options available under the Contract that are used in conjunction with our dollar cost averaging program.  We offer a Six Month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.

Fixed Account Value:  The value of amounts held under the Contract in the Dollar Cost Averaging Accounts.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate

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Account.

We or Us:  A reference to “we” or “us” denotes The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  A reference to “you” denotes the Contract Owner or prospective Contract Owner.

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EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.  The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Subaccounts.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None
Maximum Contingent Deferred Sales Charge	8% of purchase payments withdrawn	(a)
Transfer Fee	None	(b)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$40	(c)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.25%
Contract Administration Charge	0.15%
Total Separate Account Annual Expenses (without riders)	1.40%
Contract Rider Charges (Optional)
Estate Enhancement Death Benefit Rider (for Annuitants Age 60 and Under)	0.20	%(d)
Estate Enhancement Death Benefit Rider (for Annuitants Age 61 to 70)	0.30	%(e)
Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80)	0.60	%(f)
Guaranteed Minimum Accumulation Benefit Rider (for Annuitants to Age 80)	1.00	%(g)
Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider (for Annuitants Ages 35 to 80)	1.00	%(h)
Growth and Income Advantage Benefit Rider	1.00	%(i)
Purchasing Power Protector Benefit Rider	1.25	%(j)

Total Separate Account Annual Expenses, Including Maximum Charges for Contract Riders (as a percentage of Variable Account Value)	3.00	%(k)

	Monthly Charge per $1,000 of Benefit
Optional Step-Up Plus Death Benefit Enhancement Rider(l)	Minimum	Maximum
	$0.208	$17.292

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees and other expenses)	0.35%	1.60%

(a)           The charge decreases to zero after the ninth year.  (See What Charges Do I Pay? in this prospectus.)

(b)           Although we have no present intention of charging a transfer fee, we reserve the right to do so in the future.

(c)           You pay $40 or 2% of the Variable Account Value, whichever is less.  You do not pay this charge if your Variable Account Value is more than $100,000.

(d)           The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.

(e)           The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.

(f)            The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.

(g)           The current annual charge for this rider is 0.60% and may not be increased beyond the maximum of 1.00%.

(h)           The current annual charge for this rider is 0.90% for a single life guarantee and 1.00% for a joint life guarantee and neither may be increased beyond the maximum of 1.00%.

(i)            The current annual charge for this rider is 0.90% for a single life guarantee and 1.00% for a joint life guarantee and neither may be increased beyond the maximum of 1.00%.

(j)            The current annual charge for this rider is 1.15% for a single life guarantee and 1.25% for a joint life guarantee and neither may be increased beyond the maximum of 1.25%.

(k)           This is the total of the maximum total Separate Account Annual Expenses that may be charged with all available

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riders attached.  Your total current charges will be between 1.40% and 3.00%, depending on whether you choose optional riders and which rider(s) you choose to purchase.

(l)            A Contract Owner may elect the Optional Step-Up Plus Death Benefit Enhancement Rider. The charge for the rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the Subaccounts of the Separate Account.  See What Charges Do I Pay? in this prospectus.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fees	Other Expenses		Acquired Fund Fees and Expenses		Total Fund Expenses	Fee Waivers		Net Fund Expenses

Money Market(1)	0.18%	0.28%		0.02	%(3)	0.48%	0.00%		0.48%
Limited Maturity Bond(1)	0.30%	0.30%		0.01	%(3)	0.61%	0.00%		0.61%
Quality Bond(1)	0.32%	0.28%		0.01	%(3)	0.61%	0.00%		0.61%
High Yield Bond(1)	0.50%	0.36%		0.00%		0.86%	0.00%		0.86%
Flexibly Managed(1)	0.60%	0.25%		0.00%		0.85%	0.00%		0.85	%(6)
Balanced	0.00%	0.26	%(2)	0.45	%(4)	0.71%	0.09	%(5)	0.62%
Large Growth Stock(1)	0.64%	0.34%		0.00%		0.98%	0.00%		0.98%
Large Cap Growth(1)	0.55%	0.41%		0.00%		0.96%	0.00%		0.96%
Large Core Growth	0.56%	0.34	%(2)	0.01	%(3)	0.91%	0.26	%(5)	0.65%
Large Cap Value(1)	0.60%	0.30%		0.00%		0.90%	0.00%		0.90	%(6)
Large Core Value	0.46%	0.33	%(2)	0.01	%(3)	0.80%	0.25	%(5)	0.55%
Index 500(1)	0.07%	0.30%		0.01	%(3)	0.38%	0.00%		0.38%
Mid Cap Growth(1)	0.70%	0.32%		0.01	%(3)	1.03%	0.02	%(5)	1.01	%(6)
Mid Cap Value(1)	0.55%	0.31%		0.00%		0.86%	0.00%		0.86	%(6)
Mid Core Value(1)	0.72%	0.36%		0.01	%(3)	1.09%	0.00%		1.09%
SMID Cap Growth	0.75%	0.94	%(2)	0.01	%(3)	1.70%	0.64	%(5)	1.06%
SMID Cap Value	0.95%	0.88	%(2)	0.02	%(3)	1.85%	0.69	%(5)	1.16%
Small Cap Growth(1)	0.75%	0.32%		0.00%		1.07%	0.00%		1.07	%(6)
Small Cap Value(1)	0.85%	0.30%		0.01	%(3)	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.79	%(2)	0.01	%(3)	2.10%	1.54	%(5)	0.56%
Developed International Index	0.30%	4.35	%(2)	0.01	%(3)	4.66%	4.06	%(5)	0.60%
International Equity(1)	0.85%	0.42%		0.01	%(3)	1.28%	0.00%		1.28	%(6)
Emerging Markets Equity	1.18%	0.65	%(2)	0.01	%(3)	1.84%	0.25	%(5)	1.59%
REIT(1)	0.70%	0.32%		0.00%		1.02%	0.00%		1.02%
Aggressive Allocation	0.10%	2.87	%(2)	0.82	%(4)	3.79%	2.64	%(5)	1.15%
Moderately Aggressive Allocation	0.10%	0.60	%(2)	0.78	%(4)	1.48%	0.37	%(5)	1.11%
Moderate Allocation	0.10%	0.49	%(2)	0.73	%(4)	1.32%	0.26	%(5)	1.06%
Moderately Conservative Allocation	0.10%	0.51	%(2)	0.66	%(4)	1.27%	0.28	%(5)	0.99%
Conservative Allocation	0.10%	0.53	%(2)	0.60	%(4)	1.23%	0.30	%(5)	0.93%

(1)           These expenses are for the fiscal year ended December 31, 2008.

(2)           These expenses are based on estimated amounts for the current fiscal year.

(3)           Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.

(4)           Acquired Fund Fees and Expenses reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal years.

(5)           The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below.  This agreement is limited to a Fund’s

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direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds.  Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Balanced	0.62%
Large Core Growth	0.64%
Large Core Value	0.54%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.58%
Aggressive Allocation	0.33%
Moderately Aggressive Allocation	0.33%
Moderate Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

(6)           Certain sub-advisers have directed certain portfolio trades to a broker.  A portion of the commissions paid to that broker has been recaptured by the Funds.  The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Flexibly Managed	0.84%
Large Core Growth	0.60%
Large Cap Value	0.88%
Mid Cap Growth	0.94%
Mid Cap Value	0.85%
Small Cap Growth	1.06%
International Equity	1.25%

Please review these tables carefully.  They show the expenses that you pay directly and indirectly when you purchase a Contract.  Your expenses include Contract expenses and the expenses of the Funds that you select.  See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes.  These tables and the examples that follow do not show the effect of premium taxes.  See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any. The examples do not reflect the deduction of state premium taxes.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)           If you surrender your Contract at the end of the applicable time period and have purchased riders with maximum charges*:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$1,178	$2,139	$2,928	$4,829
Assuming Minimum Total Annual Fund Expenses	$1,066	$1,815	$2,396	$3,790

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(2)           If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have purchased riders with maximum charges*:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$474	$1,428	$2,390	$4,829
Assuming Minimum Total Annual Fund Expenses	$352	$1,074	$1,820	$3,790

(3)           If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$1,028	$1,704	$2,211	$3,412
Assuming Minimum Total Annual Fund Expenses	$915	$1,364	$1,632	$2,173

(4)           If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any riders:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$312	$953	$1,621	$3,412
Assuming Minimum Total Annual Fund Expenses	$188	$582	$1,001	$2,173

*                                         The examples do not reflect charges for the Optional Step-Up Plus Death Benefit Enhancement Rider because the examples assume a 5% rate of return.  There is no charge for the Optional Step-Up Plus Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account.  The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements appear in the Statement of Additional Information.  The consolidated financial statements should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847.  We are located at 600 Dresher Road, Horsham, PA 19044.  Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172.  We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982.  The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws.  The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

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•                  The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

•                  The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2008 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.:

Money Market Fund — seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Limited Maturity Bond Fund — seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund — seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

High Yield Bond Fund — seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

Flexibly Managed Fund — seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Balanced Fund—  seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

Large Growth Stock Fund — seeks long-term growth of capital by investing primarily in common stocks of well established growth companies.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

Large Core Growth Fund—  seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Cap Value Fund — seeks long-term growth of capital primarily by investing in equity securities of companies believed to be undervalued.

Large Core Value Fund—  seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

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Index 500 Fund — seeks total return (capital appreciation and income) which corresponds to that of the S&P 500 Index while keeping expenses low.  The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

Mid Core Value Fund — seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

SMID Cap Growth Fund—  seeks to achieve long-term returns by investing primarily in common stocks of small and medium capitalization U.S. companies.

SMID Cap Value Fund—  seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies.

Small Cap Growth Fund — seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

Small Cap Index Fund—  seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index.

Developed International Index Fund—  seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.

International Equity Fund — seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

Emerging Markets Equity Fund—  seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

REIT Fund — seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.

Aggressive Allocation Fund—  seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund—  seeks to achieve long-term capital growth and current income

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by using a “fund-of-funds” strategy.

Moderate Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Conservative Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Large Growth Stock and High Yield Bond Funds.  Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Large Core Growth and SMID Cap Growth Fund.  Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Large Cap Growth Fund and Mid Cap Growth Fund.  Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund.  Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Mid Core Value Fund.  Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund.  Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund.  Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund.  Oppenheimer Capital LLC, New York, New York, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund.  Van Kampen Asset Management, New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds. OppenheimerFunds, Inc., New York, New York, is investment sub-adviser to the Large Cap Value Fund.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.  For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing.   You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — H3F, Philadelphia, PA 19172.  Or, you may call, toll free, 800-548-1119.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested.  If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of full and fractional Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund.  If you are receiving annuity payments, we determine the number of full and fractional Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund.  We may change these procedures whenever we are required or permitted to do so by law.

Accumulation Units - Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select.  We value Accumulation Units as of the close of regular trading on the New York

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Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET).  When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office.  Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day.  In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.  Any purchase payment enhancements credited to the Contract are allocated to the Subaccount and Dollar Cost Averaging Accounts in the same proportions as purchase payments are allocated.

The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period.  The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15% assessed against the Subaccount.

THE FIXED INTEREST ACCOUNT

Interests in the fixed interest account, which is part of Penn Mutual’s general account, is not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940.  This prospectus generally discusses only the variable portion of the Contract.  The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account.  Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.  The fixed interest account may not be available in all states. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

THE CONTRACT

An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people.  Our Contract allows you to invest in the Separate Account, through which you may invest in one or more of the available Funds.  See THE SEPARATE ACCOUNT in this prospectus.

You may also allocate purchase payments to our Dollar Cost Averaging Accounts if you participate in our dollar cost averaging program.  The Dollar Cost Averaging Accounts are guaranteed and funded by Penn Mutual through its general account.  See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

You decide, within Contract limits,

•                  how often you make a purchase payment and how much you invest;

•                  the Funds and/or Dollar Cost Averaging Accounts in which your purchase payments and purchase payment enhancements are invested;

•                  whether or not to transfer money among the available Funds and Dollar Cost Averaging Accounts;

•                  the type of annuity that we pay and who receives it;

•                  the Beneficiary or Beneficiaries to whom we pay death benefits; and

•                  the amount and frequency of withdrawals from the Contract Value.

Your Contract has

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•                  an Accumulation Period, during which you make one or more purchase payments and we invest your purchase payments and any purchase payment enhancement as you tell us; and

•                  an Annuity Payout Period, during which we make annuity payments to you.  Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements.  State law may require us to obtain your approval for any Contract amendment.  We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.  We will notify you of any material contract amendment and mutual fund substitutions.

The Contract is available to individuals and institutions.  The Contract also may be issued as individual retirement annuities under Section 408(b) of the Code in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified contracts).

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office.  All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860.  We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office.  If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.   We hold your initial purchase payment in a non-interest bearing account until it is applied to your Contract or returned to you.

The minimum initial purchase payment that we will accept is $25,000 with subsequent purchase payments of $5,000 ($1,000 subsequent purchase payments for qualified contracts), although we may decide to accept lower amounts.  The Contract form describes a total purchase payment maximum of $2 million.  Currently, we will accept total purchase payments under your Contract of up to $5 million.  You must obtain our prior approval to make total purchase payments in excess of $5 million.

What Are Purchase Payment Enhancements?

We will credit purchase payment enhancements to your Contract based upon the amounts of your purchase payments and withdrawals (if any).

When you make a purchase payment, we will determine your purchase payment enhancement by multiplying the amount of the purchase payment by the applicable purchase payment enhancement percentage set forth in the tables below.  The purchase payment enhancement percentage is based on cumulative total of purchase payments received (including the purchase payment being processed) less withdrawals.  We will credit the purchase payment enhancement to your Contract and allocate the enhancement amount to the Subaccounts of the Separate Account and/or the Dollar Cost Averaging Accounts, along with your purchase payments, in accordance with your direction.

If you make more than one purchase payment during the first Contract Year, we will determine if any additional purchase payment enhancements will be credited for the prior purchase payments you have made by taking the difference between (1) the cumulative prior purchase payments paid during the Contract Year less any withdrawals multiplied by the purchase payment enhancement percentage applied to the current purchase payment, and (2) the prior cumulative purchase payment enhancements credited to the Contract during that Contract Year.  If the result exceeds zero, the excess will be credited to the Contract as a purchase payment enhancement at the same time as the purchase payment is credited.

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First Contract Year

During the first Contract Year, the calculation of premium bonuses will be as follows:

•                  The initial purchase payment will receive the rate applicable as set forth in the first year bonus rate table below and payment amount.

•                  If a purchase payment is received within the first policy year and does not cause the updated cumulative net payments to cross a bonus tier threshold, then the premium bonus to be applied with that current purchase payment will be the product of the payment amount and the applicable bonus rate for the appropriate tier set forth in the first year rate table below.

•                  Premium bonuses are not included in the determination of total net purchase payments.

We reserve the right to discontinue crediting purchase payment enhancements under this Contract in the future, provided we give you advance written notice:

First Policy Year Bonus Rate Table

Cumulative Total of Purchase Payments Less Withdrawals	1st Year Premium Bonus percentage
Up to $49,999.99	3%
$50,000 to $149,999.99	4%
$150,000 to $1,999,999	5%
$2,000,000 and above	6%*

* If the purchase payment on the initial application is equal to $2,000,000 or more, a 6% purchase payment enhancement will be applied to the initial purchase payment only.  A 5% purchase payment enhancement will be applied to subsequent payments in the first Contract year.

Second and Subsequent Contract Years

•                  When a purchase payment is allocated to a Contract in the second and subsequent Contract Years, it will receive the premium bonus percentage rate applicable as set forth in the Renewal Bonus Rate Table below and the cumulative total of net purchase payments now received.

•                  When the new cumulative total of net purchase payments moves the contract into a new tier, there is to be no look back/adjustment of premium bonuses previously allocated.

Renewal Bonus Rate Table

Cumulative Total of Purchase Payments Less Withdrawals	Renewal Years Premium Bonus percentage
Up to $49,999.99	3%
$50,000 to $149,999.99	4%
$150,000 & above	5%

The Contract provides no specific charge for providing the purchase payment enhancement.  Penn Mutual pays the purchase payment enhancement from its surplus which reflects revenues from multiple sources, including the administrative, mortality and expense risk, and deferred sales charges made under the Contract.  The charges are expected to produce a profit or return to Penn Mutual’s surplus, in addition to covering the cost of issuing and administering the Contract.

For purposes of calculating any death benefit available under the Contract or through a rider, any purchase payment enhancements are included.

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Do I Always Get To Keep My Purchase Payment Enhancements?

You won’t always get to keep the purchase payment enhancements credited to your Contract.  We will take back or “recapture” some or all of the purchase payment enhancements under certain circumstances:

•                  If you cancel your Contract during the “Right to Review” period described in your Contract, we will recapture the entire portion of the Contract Value which is attributable to the purchase payment enhancement.  Thus, in the event of cancellation, you bear no investment risk with respect to the purchase payment enhancement.

•                  If you make a withdrawal from your Contract where a contingent deferred sales charge is applied or surrender your Contract, we will recapture any purchase payment enhancement credited to your Contract within 12 months of the withdrawal or surrender.  We will not recapture the purchase payment enhancement when there is a free withdrawal.  See Free Withdrawals in this prospectus.

Do Purchase Payment Enhancements Benefit All People?

No.  Penn Mutual issues a variety of individual variable and fixed annuity contracts designed to meet different retirement planning goals.  We issue contracts with no purchase payment enhancement, lower mortality and expense risk charges, lower contingent deferred sales charges and/or shorter contingent deferred sales charge periods.  You should consider the following factors when determining which annuity contract is appropriate for you:

•                  The length of time that you plan to continue to own your Contract.

•                  The frequency, amount and timing of withdrawals you plan to make.

•                  The amount of purchase payments you plan to make.

•                  Whether you might experience an event that results in the loss of some or all of the purchase payment enhancements.

The purchase payment enhancement feature would be disadvantageous to a purchaser who makes a withdrawal, subject to a contingent deferred sales charge, within 12 months of the crediting of a purchase enhancement.  With respect to a withdrawal during the first Contract Year, the contingent deferred sales charge would be higher than in other contracts we offer.  Also, in a declining market, the purchaser would bear the loss on the credit enhancement.

What Types of Annuity Payments May I Choose?

After the first Contract anniversary date, you may choose:

•                  an annuity for a set number of years;

•                  a life annuity;

•                  a life annuity with payments guaranteed for 10 or 20 years;

•                  a joint and survivor life annuity; or

•                  any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both.  You may choose a person other than yourself to be the Annuitant.  The shorter the expected length of the Annuity Payout Period, the larger each payment will be.  Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four Subaccounts.

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Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period.  Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%.  If the annual net investment return during the Annuity Payout Period is greater than the rate chosen, your annuity payments will increase.  If the annual net investment return is less, your payments will decrease.  Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments.  Choosing a lower assumed interest rate would have the opposite effect.

During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit values among four Subaccounts of the Separate Account that you choose on the Annuity Date.  You may not select other Subaccounts after the Annuity Date.

Fixed Annuity Payments.   The size of your fixed annuity payments will not change.  The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

Other Information.  Unless you tell us otherwise:

•                  you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

•                  the annuity will be split between fixed and variable accounts in the same proportions as your Contract Value on the Annuity Date.  If your Contract Value is allocated to more than four Subaccounts, the variable portion will be allocated to the Money Market Subaccount until you give us instructions to allocate it to not more than four Subaccounts.

•                  your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant’s 95th birthday, or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

You may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date.  If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum.  We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer.  The less frequently we make payments, the larger each payment will be.  If necessary, we will adjust the frequency of your payments so that payments are at least $50 each ($20 for Contracts sold in New York). For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application.  If you fail to designate a Beneficiary, your Beneficiary will be your estate.

You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment.  If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

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For Contracts issued on or after August 11, 2003, if the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Separate Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Fixed Account death benefit is the Fixed Account Value.  The Separate Account death benefit is the greater of: (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Separate Account, less adjusted partial withdrawals and transfers. “Adjusted partial withdrawals and transfers” means the amount of each partial withdrawal from or transfer out of the Separate Account, multiplied by the amount of the Separate Account death benefit just before the partial withdrawal or transfer, divided by your Variable Account Value just before the partial withdrawal or transfer.  If you make a partial withdrawal or transfer at a time when the amount of your Separate Account death benefit is greater than your Variable Account Value, then your Separate Account death benefit amount will be reduced by an amount greater than the amount withdrawn or transferred.  The Fixed Interest Account benefit is the Fixed Account Value.

We generally pay the death benefit within seven days after we receive proof of death and all required information.

Optional Step-Up Plus Death Benefit Enhancement Rider.  If the Annuitant is age 75 or less, you may purchase this death benefit enhancement rider as part of your Contract at the time we issue the Contract.  If you purchase this death benefit enhancement rider, we will pay your Beneficiary(ies), upon the Annuitant’s death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract.  This Optional Step-Up Plus death benefit enhancement rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

You may purchase this rider only at the time you purchase your Contract.  This rider may only be purchased in combination with the optional estate enhancement death benefit rider described below and may not be purchased with any other rider described in this prospectus, except for Contract Owners who purchased the rider prior to May 1, 2007, who may purchase the Optional Guaranteed Minimum Accumulation Benefit Rider described below.  The Death Benefit Enhancement from this rider is limited to $1 million.

If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the first contract anniversary until the Annuitant reaches age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal.  The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

On the first day of the calendar month following the first contract anniversary the Minimum Death Benefit Amount is equal to the Variable Account Value on the first contract anniversary.

On the first day of each calendar month thereafter , the Minimum Death Benefit Amount is equal to the greater of:

(1)           The Minimum Death Benefit Amount as of the first day of the prior calendar month following any purchase payments, (and any purchase payment enhancements) to or withdrawals from the Separate Account in the prior calendar month; or

(2)           the Variable Account Value on the prior contract anniversary.

We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Separate Account.  We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Separate Account in the prior calendar month.  We reduce the Minimum Death Benefit Amount for withdrawals taken from the Separate Account in the prior calendar month.  The reduction is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

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Treatment of Transfers.  Transfers into the Separate Account from a Dollar Cost Averaging Account will be treated as purchase payments allocated to the Separate Account.  This Optional Step-Up Plus death benefit enhancement rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

Charge.  We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day.  The charge will be based on the attained age of the Annuitant as of the prior Contract Anniversary and the amount of the Death Benefit Enhancement.  Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract.  There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

For information on the cost of this death benefit enhancement rider, see What Charges Do I Pay? in this prospectus.

Optional Estate Enhancement Death Benefit Rider.  You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued.  If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment.  The estate enhancement death benefit is in addition to the death benefit described in the preceding section and may not be purchased in combination with any other rider described in this prospectus, except for Contract Owners who purchased the rider prior to May 1, 2007, who may purchase the Optional Guaranteed Minimum Accumulation Benefit Rider described below.

The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, and any purchase payment enhancements, subject to a limit as specified in the Contract.

The Estate Enhancement Benefit Percentage and Benefit Cap vary based on the issue age of the Annuitant as shown below:

Issue Age Range	Estate Enhancement Benefit %	Estate Enhancement Benefit Cap % (applied to total purchase payments and any purchase payment enhancements net of withdrawals)
1 - 60	40%	100%
61- 70	35%	60%
71- 80	30%	40%
81 and above	0%	0%

If the purchase payments, and any purchase payment enhancements exceed the sum of Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, no estate enhancement death benefit will be paid.

Example 1.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached.  Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000.  The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)).  The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals).  In this example, the estate enhancement death benefit would be $14,000.

Example 2.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached.  Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the

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Fixed Account Value is $130,000.  The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)).  The benefit cap would be $48,000 ($600 for every $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals).  In this example, the estate enhancement death benefit would be capped at $48,000.

The estate enhancement death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract.  For information on the cost of the estate enhancement death benefit, see What Charges Do I Pay? in this prospectus.

Choosing a Lump Sum or Annuity.   Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.  Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

•                                          If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to Subaccounts of the Separate Account and/or fixed interest account as directed by the Beneficiary).

•                                          If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death.  Payments will be made over the Beneficiary’s life or over a period not longer than the Beneficiary’s life expectancy.

•                                          If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit.

If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options.

If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Subaccounts and the Dollar Cost Averaging Accounts?

Transfer Limits.  Notwithstanding any other provision of this contract, no more than two transfers may be made in a calendar month and no more than 12 such transfers can be made in a calendar year. Transfers pursuant to Dollar Cost Averaging or to Automatic Rebalancing programs will not count against this limit.

Before the Annuity Date.   You may transfer your Contract Value among Subaccounts of the Separate Account.

•                                          The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount.  In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

•                                          You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a Subaccount of the Separate Account as described under Dollar Cost Averaging below.

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•                                          You may not transfer from a Subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

After the Annuity Date.   You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among Subaccounts of the Separate Account.

•                                          The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount.  In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

•                                          Transfers are currently limited to a total of three Subaccounts and one fixed interest account selected at the time of annuitization.

General Rules.   Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.  A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer.  We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine.  We require certain personal identifying information to process a request for transfer made over the telephone.  For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so.  The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options to engage in market timing.  We therefore reserve the right not to accept programmed or frequent requests used for market timing, to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.  We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

Frequent Trading Risks.   We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts.  Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds.  The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund.  Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts.  Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading.  As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading.  Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

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Frequent Trading Policies.   We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract.  If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading.  In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading.  If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)                      A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)                      If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature.  Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)                      Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.   Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles.  If you have Contract Value of at least $10,000, you may allocate money to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account, and have a fixed percentage transferred monthly from the account to variable Subaccounts to achieve dollar cost averaging.  The minimum transfer to each Subaccount must be at least $50.  Dollar cost averaging may also be done from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount.  You may dollar cost average from these variable Subaccounts for up to 60 months, from the Six Month Dollar Cost Averaging Account for up to 6 months and from the Twelve Month Dollar Cost Averaging Account for up to twelve months. Only new purchase payments may be allocated to the six and twelve month Dollar Cost Averaging accounts.  If you stop the program while in the Six or Twelve Month Dollar Cost Averaging Accounts, any money left in the account will be transferred into the Money Market Subaccount.

Automatic Rebalancing.   Automatic rebalancing is a way to maintain your desired asset allocation percentages.  Because the value of your Subaccounts will fluctuate in response to investment performance, your assets allocation percentages may become out of balance over time.  If you have a Contract Value of at least $10,000 you may elect automatic rebalancing.  We will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.  You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650.  You may discontinue the program at any time.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization.  There is no charge for dollar cost averaging or automatic rebalancing.

May I Withdraw Any of My Money?

Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value.  We base your withdrawal on your Contract Value next determined after we receive a proper written request (and the Contract, in case of a full withdrawal) at our Administrative Office.  We normally will pay you within seven days.  You may pay a contingent deferred sales charge when you withdraw Contract Value.  See WHAT CHARGES DO I PAY — Contingent Deferred Sales Charge.  You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances.  See FEDERAL INCOME TAX CONSIDERATIONS.

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•                                          The minimum withdrawal is $500.  However, if it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount (as defined below) if that amount is less than $500. See Free Withdrawals below.

•                                          You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in each Subaccount is at least $250.

•                                          If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable Subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from Dollar Cost Averaging Accounts beginning with the one having the shortest interest period.

Systematic Withdrawals.  If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current Contract Year, you can make systematic withdrawals.  These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis.  It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge.  The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum monthly amount of each withdrawal payment is $100.  Your payments will begin on the next withdrawal date after we receive your request.  See Free Withdrawals below.  Please note that no confirmations will be sent on systematic withdrawals.  They will, however be reflected on statements.  For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code.  Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code.  Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code.  The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b).  For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Optional Guaranteed Minimum Accumulation Benefit Rider.  You may purchase a guaranteed minimum accumulation benefit rider as part of your Contract at the time the Contract is issued or on any contract anniversary after your Contract is issued as long as we receive written notice of your intention to do so.  This rider may not be purchased in combination with any other rider described in this prospectus, except that this rider is available to Contract Owners who purchased the Optional Step-Up Plus Death Benefit Enhancement Rider or the Optional Estate Enhancement Death Benefit Rider prior to May 1, 2007.  The date of such purchase, however, must be at least ten years prior to the Annuity Date specified in the contract.  Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, at least 30 calendar days prior to your contract anniversary date.

A guaranteed minimum accumulation benefit ensures the availability of a minimum Contract Value at the end of the benefit period, which is defined below, see Guaranteed Minimum Accumulation Benefit.  It may provide protection in the event of lower Contract Values that may result from the investment performance of the Contract.  The Company also reserves the right to make the availability of the guaranteed minimum accumulation benefit contingent upon the investment of the entire Contract Value, according to an asset allocation program established by the Company for the full benefit period.  At the present time, no asset allocation program is required for this rider.  If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this benefit..

The guaranteed minimum accumulation benefit will be equal to the Contract Value at the start of the benefit period, plus the amount of any subsequent purchase payments (and any purchase payment enhancements) received during the first Contract Year of the benefit period, reduced by a proportional amount for any partial withdrawals of the Contract Value during the benefit period.  The reductions in the guaranteed minimum accumulation benefit will occur as of the date of each applicable partial withdrawal.  If the guaranteed minimum accumulation benefit exceeds the Contract Value at the end of the benefit period, the Company will increase the Contract Value so that it equals the guaranteed minimum accumulation benefit.  At the end of the benefit period,

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the Contract Owner can elect to renew the guaranteed minimum accumulation benefit for a new benefit period.

The Contract Owner may elect to increase the guaranteed minimum accumulation benefit through the use of the Step-Up Benefit as of the Step-Up Benefit Date.  The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider.  The Step-Up Benefit is the increase of the guaranteed minimum accumulation benefit to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.  Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary.   An additional Step-Up Benefit can be elected on or after the 5th anniversary of the most recent Step-Up Benefit Date.

The guaranteed minimum accumulation benefit will terminate under the following conditions:

(a)                                  at the end of the benefit period if the guaranteed minimum accumulation benefit is not renewed;

(b)                                 on the contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the agreement;

(c)                                  full surrender of the Contract;

(d)                                 date of the first death of a Contract Owner or the date of death of the last surviving Annuitant; or

(e)                                  annuitization.

Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider (Growth & Income Protector Benefit Rider).   At the time you purchase your Contract, as an alternative, you have the option to purchase the Growth & Income Protector package for an additional charge which includes the following enhancements to your Contract:

(1)                                  Guaranteed Minimum Accumulation Benefit;

(2)                                  Guaranteed Minimum Withdrawal Benefit; and

(3)                                  Death Benefit Enhancement.

The Rider Effective Date is the Contract Date. This rider may not be added after you purchase your Contract and may not be purchased in combination with any other riders described in this prospectus. Certain capitalized terms used to describe this package of enhancements are defined in this section or in the rider itself.

The Death Benefit Enhancement available as part of the package differs from the death benefit riders described above, see WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT.

This package of benefits can be purchased on a single or a joint life basis.  The joint life basis permits joint annuitants, but does not allow joint ownership of the Contract.  A Joint Life Guarantee is issued when a Joint Annuitant is specified in the Contract Specifications.  The Joint Annuitant must be the spouse of the Annuitant on the rider effective date.  If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant and the spouse must be the Joint Annuitant and Successor Owner.  A Single Life Guarantee is issued when a Joint Annuitant is not specified in the Contract Specifications.  You may elect the rider only if the Annuitant (if a Single Life Guarantee) or the younger of the Annuitant and the Joint Annuitant (if a Joint Life Guarantee) is at least 35 years old and is not older than 80 on the Contract Date. (Issue age is determined by age nearest birthday.)

The Withdrawal Amount is guaranteed over the lifetime of the Annuitant. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant.

A Single Life Guarantee cannot be converted to a Joint Life Guarantee.  If no withdrawals have been taken, a Joint Life Guarantee can be changed to a Single Life Guarantee.  The Joint Annuitant can also be changed

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to the Annuitant’s current spouse if no withdrawals have been taken.  If a withdrawal has been taken, the Joint Annuitant cannot be changed.  The Joint Annuitant can be dropped from the Contract, but the charge for the Rider would remain at the Joint Life Guarantee charge.

Note that the Joint Guarantee Life Guarantee option acts like a second to die policy.  Therefore, the contract with the Joint Life Guarantee option is set up with one owner and two annuitants.  Upon the death of the first annuitant, the second annuitant becomes the successor owner.  The contract then stays in force, and the living benefit features continue until the death of the second annuitant.  Also note that the successor owner has no contractual rights while the owner is alive and steps into ownership upon the death of the owner.  The Spousal Joint Annuitant must always be the Contract Owner’s primary beneficiary unless the rider is changed to a Single Life Guarantee before withdrawals have begun.

At the present time, no asset allocation program is required for this rider.  If the Company requires an asset allocation program in the future, the asset allocation may apply to all contracts issued after May 1, 2009 at the Company’s discretion.

Guaranteed Minimum Accumulation Benefit - The Guaranteed Minimum Accumulation Benefit will be equal to the Contract Value at the start of the benefit period, plus a percentage (set forth in the table below), of any subsequent purchase payments received during the benefit period, reduced by a proportional amount for any partial withdrawals of the Contract Value during the benefit period.  The reductions in the Guaranteed Minimum Accumulation Benefit will occur as of the date of each applicable partial withdrawal.  If the Guaranteed Minimum Accumulation Benefit exceeds the Contract Value at the end of the benefit period, the Company will increase the Contract Value so that it equals the Guaranteed Minimum Accumulation Benefit.  At the end of the benefit period, the Guaranteed Minimum Accumulation Benefit will be automatically renewed for a new benefit period.  The benefit period may also be reset upon the election of a Step-Up Benefit (see below).

Step-Up Benefit and Step-Up Benefit Date — The Step-Up Benefit for the Guaranteed Minimum Accumulation Benefit is the increase in the Guaranteed Minimum Accumulation Benefit to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.  The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider.

The Contract Owner may elect to increase both the Guaranteed Minimum Accumulation Benefit and the Guaranteed Minimum Withdrawal Benefit (see below) through the use of the step-up benefit as of the Step-Up Benefit Date.  The Guaranteed Minimum Accumulation Benefit cannot step up independently of the Guaranteed Minimum Withdrawal Benefit.

 Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary.  Once a step-up has been elected and is effective, the Guaranteed Minimum Accumulation Benefit increases to the Contract Value as of the most recent Step-Up Benefit Date.  The new Guaranteed Minimum Accumulation Benefit replaces the previous Guaranteed Minimum Accumulation Benefit and a new benefit period begins.  An additional step-up benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.

Once a step-up has been elected and is effective, a new Guaranteed Minimum Accumulation Benefit and a new Guaranteed Minimum Accumulation Benefit Period will commence as of the most recent step-up date and the previously effective step-up benefit will terminate.

For all benefit periods described above, subsequent purchase payments made to the Contract will increase the Guaranteed Minimum Accumulation Benefit as follows:

•                                          100% of premiums made in years one through two

•                                          90% of premiums made in years three through four

•                                          80% of premiums made in years five through six

•                                          70% of premiums made in years seven through eight

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•                                          60% of premiums made in years nine through ten

Adjustments for Withdrawals - The Guaranteed Minimum Accumulation Benefit will be reduced by a proportional amount of any partial withdrawals of Contract Value.  The reductions in the Guaranteed Minimum Accumulation Benefit occur as of the date of each applicable partial withdrawal.

The amount of the reduction in relation to the amount of partial withdrawals is calculated as follows:

The Guaranteed Minimum Accumulation Benefit after the withdrawal equals the Guaranteed Minimum Accumulation Benefit immediately prior to the withdrawal less the multiplication of (i) and (ii), where:

(i)                                     is the Guaranteed Minimum Accumulation Benefit immediately prior to the withdrawal and

(ii)                                  is a ratio of (A) over (B) where:

(A)                              is the current withdrawal amount; and

(B)                                is the Contract Value immediately prior the withdrawal.

Guaranteed Minimum Withdrawal Benefit - The Guaranteed Minimum Withdrawal Benefit allows you to receive withdrawals in guaranteed minimum amounts annually via the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option.  These options are defined below and operate concurrently until one or both terminate.

The Benefit Base is the starting point for determining the amounts you receive under these minimum withdrawal options.  The Benefit Base is the greatest of (a), (b), (c) or (d), where:

(a)                                  is the Contract Value on the date of the first withdrawal, just before the first withdrawal;

(b)                                 is the sum of (1) plus (2), where;

(1) is the Contract Value on the rider effective date accumulated on a daily basis at an annual effective rate of 3.0% until the earlier of 10 years from the contract issue date and the date of the first withdrawal; and

(2) is each purchase payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis at an annual effective rate of 3.0% until the earlier of 10 years from the contract issue date and the date of the first withdrawal;

For policies issued prior to May 4, 2009, the annual accumulation rate remains at 5.0%

(c)                                  is the highest Contract Value as of a contract anniversary date until the earlier of 10 years from the contract issue date and the date of the first withdrawal; and

(d)                                 is the Contract Value on the last Step-Up Date.

The Return of Benefit Base Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Withdrawal Amount which is initially equal to the Guaranteed Annual Withdrawal Percentage multiplied by the initial Benefit Base.  The current Guaranteed Annual Withdrawal Percentage is 7%.

The Lifetime Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Lifetime Withdrawal Amount which is initially equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by the initial Benefit Base.  The current Guaranteed Annual Lifetime Withdrawal Percentage is 5%.

For both options:

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1)                                      withdrawals in a Contract Year that do not exceed the guaranteed amount do not affect the guaranteed amount for that option for subsequent years;

2)                                      withdrawals in a Contract Year that exceed the guaranteed amount for that option reduce the guaranteed amount in subsequent years by multiplying the previous guaranteed amount by the amount of the  excess withdrawals and dividing  by the Contract Value immediately prior to the excess withdrawal.

For example, if the guaranteed annual amount is $1,000, there is a $1,100 withdrawal during a Contract Year and the Contract Value prior to the $1,100 withdrawal is $10,000, then the guaranteed annual withdrawal amount for subsequent years would be reduced by $10 to $990, calculated as follows:

$1,000 x $100	= $10
$10,000

3)                                      withdrawals in a Contract Year that are less than the guaranteed amount for that option do not increase the permitted withdrawal in subsequent Contract Years;

4)                                      as long as the Contract Value is positive, an additional purchase payment will increase the Benefit Base by the amount of the purchase payment.  The annual payment under both options will be increased by the amount of the additional purchase payment multiplied by the applicable Withdrawal Percentage.

Effect of Withdrawals on Guaranteed Withdrawal Benefit Bases — The Guaranteed Withdrawal Benefit Base and the Death Benefit Enhancement Benefit Base are reduced, on a dollar-for-dollar basis, by the amount of withdrawals in a Contract Year that do not exceed the Guaranteed Annual Withdrawal Amount, until the Benefit Base is reduced to zero.  Once the Guaranteed Annual Withdrawal Amount has been withdrawn in a Contract Year, any Extra Return of Benefit Base Withdrawals (the full amount or a portion of a withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount within a Contract Year) reduce the Benefit Base in a proportional manner until it is reduced to zero.  The proportional reduction is subtracted from the Benefit Base and is determined by multiplying (1) and (2) where:

(1)                                  is the Benefit Base; and

(2)                                  is the ratio of the Extra Return of Benefit Base Withdrawal to the Contract Value immediately prior to the Extra Return of Benefit Base Withdrawal.

Extra Return of Benefit Base Withdrawal is the full amount or a portion of a withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount within a Contract Year.

Remaining Guaranteed Minimum Withdrawal Benefit Payments When Contract Value is Reduced to Zero — If the Contract Value is reduced to zero and any benefits are due under either withdrawal option, no additional purchase payments will be accepted and the remaining minimum withdrawals will be made as follows:

If there is any Guaranteed Annual Lifetime Withdrawal Amount due or any remaining Benefit Base, the Owner has the option to receive the remaining minimum withdrawals under either option.

If the Return of Benefit Base Withdrawal Option is elected, the remaining guaranteed minimum withdrawal made in the Contract Year in which the Contract Value is reduced to zero is equal to the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in that year.  In subsequent Contract Years, the remaining minimum withdrawal equals the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero.

If the Lifetime Withdrawal Option is elected, the remaining minimum withdrawal made in the Contract Year in which the Contract Value is reduced to zero is equal to the remaining Guaranteed Annual Lifetime Withdrawal Amount not yet withdrawn in that year.  In subsequent Contract Years, the remaining minimum

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withdrawal equals the Guaranteed Annual Lifetime Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero.  If no election is made, the default option is the Lifetime Withdrawal Option.

If the Contract Value is reduced to zero in a Contract Year where the Guaranteed Annual Lifetime Withdrawal Amount is reduced to zero by the impact of withdrawals in excess of the Guaranteed Annual Lifetime Withdrawal Amount and the Benefit Base is positive, remaining minimum withdrawals will be made under the Return of Benefit Base Withdrawal Option only.  In the Contract Year in which the Contract Value is reduced to zero, the remaining minimum withdrawal made in that year is equal to the Guaranteed Annual Withdrawal Amount not yet withdrawn.  In subsequent Contract Years, the remaining minimum withdrawal is the Guaranteed Annual Withdrawal Amount, in effect as of the date that the Contract Value is reduced to zero, or any remaining Benefit Base, if less.

Remaining minimum withdrawals are made once each Contract Year.

If the total remaining minimum withdrawals due each Contract Year are less than $100, the remaining payments will be commuted and a lump sum will be paid.  If the remaining minimum withdrawals are based on the Guaranteed Annual Lifetime Withdrawal Amount, such payments will be commuted using the greater of the then currently available single premium immediate annuity factors or the then currently available annuity factors for a single life annuity under the Contract.  If the remaining minimum withdrawals are based on the Guaranteed Annual Withdrawal Amount, the remaining Benefit Base will be paid.

Effect of Required Minimum Distributions on Guaranteed Minimum Withdrawal Benefit — If you have elected required minimum distribution (RMD) withdrawals and your contract was in effect through at least one calendar year-end,  you will automatically receive the Contract Year’s RMD requirement according to the IRS Code.  If the RMD withdrawal is in excess of the Guaranteed Withdrawal Amount, the impact of the RMD withdrawal on the Guaranteed Minimum Withdrawal Benefit Base will be as follows:

1.               Return of Benefit Base Withdrawal Option:

The RMD withdrawal will reduce the Guaranteed Withdrawal Base by the dollar amount of the withdrawal.

2.               Lifetime Withdrawal Option:

The RMD withdrawal will not reduce the Guaranteed Minimum Withdrawal Base.

This treatment of the excess of the RMD withdrawal over the Guaranteed Withdrawal Amount will apply only in relation to the required minimum distribution based on the value of the Contract, including the actuarial present value of any optional death benefit or living benefit riders elected.

Death Benefit Enhancement - Prior to the Annuity Date and upon receipt of due proof of the Annuitant’s death for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees, and the necessary forms to make payment to a Beneficiary, the Company will pay to the Beneficiary a Death Benefit Enhancement in addition to the death benefit provided in your Contract.  The Death Benefit Enhancement is equal to the remaining Death Benefit Enhancement Benefit Base for purposes of determining the Death Benefit Enhancement, minus the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract.  The Death Benefit Enhancement cannot be less than zero. The maximum Death Benefit Enhancement is equal to $1 million.

For purposes of calculating the Death Benefit Enhancement as described below, the Death Benefit Enhancement Benefit Base is the greatest of (a), (b), (c) or (d), where:

(a)                                  is the Contract Value on the date of the first withdrawal, just before the first withdrawal;

(b)                                 is the sum of (1) plus (2), where:

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(1) is the Contract Value on the rider effective date accumulated on a daily basis at a rate of 3.0%  until the earliest of (i) 10 years from the contract issue date; (ii) the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and (iii) the date of the first withdrawal; and

(2) is each purchase payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis at an annual effective rate of 3.0%  until the earliest of (i) 10 years from the contract issue date; (ii) the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and (iii) the date of the first withdrawal

For policies issued prior to May 4, 2009, the annual accumulation rate remains at 5.0% (3.0% for contracts issued in Washington); and

(c)                                  is the highest Contract Value as of a contract anniversary date until the earlier of 10 years from  the contract issue date and the date of the first withdrawal; and

(d)                                 is the Contract Value on the last Step-Up Date before the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees

Purchase Payments - Purchase payments made after the date of the first withdrawal will increase both the Guaranteed Withdrawal Benefit Base and the Death Benefit Enhancement Benefit Base described above on a dollar-for-dollar basis.

Step-Up Benefit and Step-Up Date — The Step-Up Benefit for the Death Benefit Enhancement Benefit Base is the increase in the Death Benefit Enhancement Benefit Base to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date. The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider.  An additional step-up benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.

Any increase in the Guaranteed Withdrawal Benefit Base as a result of a Step-Up Benefit will increase the Death Benefit Enhancement Base as of the Step-Up Benefit Date until age 80.  The Death Benefit Enhancement Benefit Base cannot step up independently from the Guaranteed Minimum Withdrawal Benefit Base.

To elect the Step-Up Benefit, written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary.

The Death Benefit Enhancement Benefit Base increases to 100% of the Contract Value as of the most recent Step-Up date, and the new benefit period begins.

Impact of Annuitant’s Death on the rider -

1)                         Single Life Guarantees — Upon the death of the Annuitant prior to the Annuity Date and upon receipt of due proof of Annuitant’s death and the necessary forms to make payment to a beneficiary, the Company will pay the Beneficiary the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any, and the rider is terminated.

2)                         Joint Life Guarantees — If the Annuitant dies and the Joint Annuitant is still alive after the Annuitant’s death, the Joint Annuitant can surrender the contract, and receive a Death Benefit equal to the Contract Value.  If no withdrawals have been taken, the guarantee converts to a Single Life Guarantee based on the Joint Annuitant’s lifetime.  If withdrawals have been taken, the guarantee and the rider charge do not change.

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If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees — If the Annuitant is still alive after the Joint Annuitant’s death, no Death Benefit is paid.  If no withdrawals have been taken, the Contract Owner has the option to convert the guarantee to a Single Life Guarantee based on the Annuitant’s lifetime.  The Company must receive this request in writing from the Contract Owner.  If the Contract Owner does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken.  If withdrawals have been taken, the guarantee and the rider charge do not change.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.

Annuity Payments — If annuity payments are to commence under the conditions specified in the Contract, the Contract Owner can elect one of the following options:

(a)                                  Default Annuity Option - apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)                                 Lifetime Withdrawal Option - request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees; or

(c)                                  Return of Benefit Base Withdrawal Option - request that as of the annuity payment commencement date, the remaining Benefit Base is paid out in the form of annuity payments.  Each year these annuity payments will equal the lesser of the Guaranteed Annual Withdrawal Amount or the remaining Benefit Base.  These annuity payments will be made until the earlier of the Annuitant’s death for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees or the date that the Benefit Base is reduced to zero.

If annuity payments are to commence under the conditions specified in the Contract and none of the above elections have been made, then the default annuity option in your Contract will apply.

For information on the cost of this package of enhancements, see “What Charges Do I Pay?” in this prospectus.

These enhancements will terminate under the following conditions:

a)             at any time on or after the 5th contract anniversary effective on the contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the package of enhancements;

b)            if the Contract Value equals zero and there is no Guaranteed Annual Withdrawal Amount due in future years, no Guaranteed Annual Lifetime Withdrawal Amount due in future years, and no remaining Benefit Base;

c)             upon full surrender of the Contract;

d)            on the date of the death of the Annuitant for Single Life Guarantees, or the date of the death of the survivor of the Annuitant or Joint Annuitant for Joint Life Guarantees; or

e)             upon annuitization.

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Growth & Income Advantage Benefit Rider - At the time you purchase your Contract, you may purchase a Growth & Income Advantage Benefit rider, which includes the following enhancements to your Contract:

1)            Guaranteed Minimum Withdrawal Benefit - The Guaranteed Minimum Withdrawal Benefit permits the Annuitant or Joint Annuitant, if  applicable, to receive annual minimum payments regardless of the Contract Value either for a certain period of time or during the Annuitant’s lifetime or Joint Annuitant’s lifetime (in case of a Joint Life Guarantee).

2)            Enhanced Death Benefit - The Company will pay to a beneficiary upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant a death benefit enhancement in addition to the death benefit provided in your Contract.

How do I elect the Growth & Income Advantage Benefit Rider?

You may elect the Growth & Income Advantage Benefit rider at the time of purchase of your Contract for an additional charge.  The Rider Effective Date is the Contract Date.  This rider may not be added after you purchase your Contract and may not be selected if you intend to purchase any of the other available Living Benefit or Death Benefit Riders.  This rider can be purchased on a single or a joint life basis.  The joint life basis permits joint annuitants, but does not allow joint ownership of the contract.  You may elect the rider only if the Annuitant (if a Single Life Guarantee) or the younger of the Annuitant and the Joint Annuitant (if a Joint Life Guarantee) is at least 35 years old and is not older than 80 on the Contract Date.  (Issue age is determined by age nearest birthday.)

Important information to note about the Growth & Income Advantage Benefit Rider:

•                  At the present time, there are no investment allocation restrictions required for this rider. However, the Company reserves the right to impose certain investment allocation restrictions in the future.  If the Company requires an asset allocation program in the future, the restrictions may apply to in-force and/or new contracts, at the Company’s discretion.

•                  The Contract Rider Charges are non-refundable, whether or not you have taken withdrawals while the rider is in effect.  Rider Charges are subject to change in the future.  (See “Rider Charges” section of the Prospectus for details.)

•                  All withdrawals, including the withdrawals made while the rider is in effect, reduce your Contract Value and death benefit.

•                  Once you elect this rider, any withdrawal will still be subject to the terms of the Contract.  This includes the free-withdrawal amount.

•                  If the Withdrawal Amount is greater than the free withdrawal amount, we will apply contingent deferred sales charges (See “Contingent Deferred Sales Charge” section of the Prospectus for details) and any other applicable charges.

•                  The rider may not be added after you purchase your Contract or in combination with any other riders.

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•                  If the age of the Annuitant or younger of the Annuitant or Joint Annuitant, if applicable, at first withdrawal is less than 59 ½, the lifetime withdrawal provision is not available and you can only withdraw under the Return of Benefit Base Withdrawal Option (see below for a description).

•                  The Enhanced Death Benefit available as part of the Growth and Income Advantage Benefit rider is different from the optional Death Benefit Riders offered.

•                  The rider can be terminated on or after the fifth contract anniversary.

What are the two withdrawal options that I can choose with this rider?

If this rider is purchased, the Company guarantees that you can withdraw an amount annually in two different ways — the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option.

1)              The Return of Benefit Base Withdrawal Option — You can withdraw an amount annually until the Guaranteed Minimum Withdrawal Benefit Base (see below for a description) is depleted.  The amount that can be withdrawn is called the Guaranteed Annual Withdrawal Amount.  This amount is first determined by multiplying the initial Guaranteed Minimum Withdrawal Benefit Base by the Guaranteed Annual Withdrawal Percentage.  The current Guaranteed Annual Withdrawal Percentage is 7.0%.

2)              The Guaranteed Lifetime Withdrawal Option - You can withdraw an amount annually as long as either the Annuitant or Joint Annuitant, if applicable, is alive.  The Guaranteed Annual Lifetime Withdrawal Amount is first determined by multiplying the initial Lifetime Withdrawal Benefit Base by the Guaranteed Annual Lifetime Withdrawal Percentage.  The current Guaranteed Annual Lifetime Withdrawal Percentage is 4.0% (5.0% for contracts issued prior to May 4, 2009).  Any change in the Lifetime Withdrawal Base will also change the Guaranteed Annual Lifetime Withdrawal Amount. This option is not available if withdrawals begin prior to age 59 ½.

How do I begin to take withdrawals?

To begin withdrawals, call Annuity Customer Service at 1-800-523-0650.

Once I select a withdrawal option, can I change to the other option?

Yes, as long as you start withdrawals after age 59 ½. Even after you start withdrawing from one option, you may exchange to the other option and back as frequently as you want until one or both of them terminate. If withdrawals begin before age 59 ½, only the Return of Benefit Base Withdrawal Option is available.

However, it is important to note that if you switched from a Return of Benefit Base Withdrawal Option to a Lifetime Benefit Base Withdrawal Option, the Guaranteed Annual Withdrawal Amount will be treated as an Excess Withdrawal under the Lifetime Benefit Base Withdrawal Option as it may be greater than the Guaranteed Annual Lifetime Withdrawal Amount.  This will result in a reduced Guaranteed Annual Lifetime Withdrawal Amount in subsequent years.

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What if I withdraw less than the Guaranteed Annual Withdrawal Amount or Guaranteed Annual Lifetime Withdrawal Amount?

For both withdrawal options, you may take withdrawals equal to or less than the Guaranteed Annual Amount during each Contract Year as calculated per the above. If you elect to take less than or none of the Guaranteed Annual Amount in any given Contract Year, the Guaranteed Annual Amount is not increased in subsequent Contract Years.  You cannot carry over any unused guaranteed withdrawal amounts to any future Contract Years.

Example #1:  Suppose that with either withdrawal option, the Guaranteed Annual Amount is $1,000 and you withdraw $500 during the current Contract Year.  The Guaranteed Annual Amount will not increase by $500 in the next Contract Year.

What if I withdraw more than the Guaranteed Annual Amount?

Each Contract Year, you may withdraw more than the Guaranteed Annual Amount in effect at the time of the withdrawal request.  Any portion of a withdrawal that causes cumulative withdrawals in a given Contract Year to exceed the Guaranteed Annual Amount is referred to as an Excess Withdrawal.  An Excess Withdrawal could significantly reduce your Guaranteed Minimum Withdrawal Benefit Base by more than your actual Excess Withdrawal amount.  Excess Withdrawals will also reduce the amount of the future Guaranteed Annual Amount.

Guaranteed Minimum Withdrawal Benefit - The Guaranteed Minimum Withdrawal Benefit allows you to receive withdrawals in guaranteed minimum amounts via the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option.  These options operate concurrently until one or both terminate.  If the Annuitant’s age (or younger of the Annuitant and Joint Annuitant’s age for a Joint Life Guarantee) on the date of the first withdrawal is less than 59½, the Return of Benefit Base Withdrawal Option is the only guaranteed withdrawal option available for the life of the contract.

Guaranteed Minimum Withdrawal Benefit Base - The Guaranteed Minimum Withdrawal Benefit Base is the starting point for determining the amounts you receive under the two minimum withdrawal options.

1)             On the Contract Date:

The Guaranteed Minimum Withdrawal Benefit Base is the Initial Purchase Payment received and any Purchase Payment Enhancement, if applicable.

2)             After the Contract Date, but prior to the date of the first withdrawal:

Equal to the greater of (a) or (b), below, where:

(a)          is the sum of (1) plus (2), where:

(1)          is the Initial Purchase Payment and any Purchase Payment Enhancements, if applicable, accumulated on a daily basis at an annual effective rate of 4.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal; and

(2)          is each Purchase Payment received and any Purchase Payment Enhancements, if applicable, after the Contract Date but prior to the first withdrawal, accumulated on a daily basis at an annual effective rate of 4.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal.

For policies issued prior to May 4, 2009, the annual accumulation rate is 7.2%; and

(b)         is the highest Contract Value on any Contract Anniversary Date before the date of the first withdrawal.

3)             On the date of the first withdrawal:

Equal to the greatest of (a), (b) or (c) below, where:

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(a)          is the Contract Value on the date of the first withdrawal, immediately prior to the first withdrawal;

(b)         is the sum of (1) plus (2), where;

(1)          is the Initial Purchase Payment and any Purchase Payment Enhancements, if applicable, accumulated on a daily basis at an annual effective rate of 4.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal; and

(2)          is each Purchase Payment and any Purchase Payment Enhancements received after the Contract Date but prior to the first withdrawal, accumulated on a daily basis at an annual effective rate of 4.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal

For policies issued prior to May 4, 2009, the annual accumulation rate is 7.2%; and

(c)          is the highest Contract Value on any Contract Anniversary Date before the  date of the first withdrawal.

4)             After the date of the first withdrawal:

If the age of the Annuitant or the younger of the Annuitant or Joint Annuitant, if applicable, is greater than or equal to 59 ½, then you have two withdrawal options to choose from.  Both withdrawal options operate concurrently until one or both terminate.  This interrelationship between the two options means that a withdrawal under one option will also impact the calculations for the other option.

Return of Benefit Base Withdrawal Option —

The Return of Benefit Base Withdrawal Option guarantees that each Contract Year you can take withdrawals up to Return of Benefit Base Withdrawal Amount which is initially equal to the Guaranteed Annual Withdrawal Percentage multiplied by the initial Guaranteed Minimum Withdrawal Benefit Base.  The current Return of Benefit Base Withdrawal Withdrawal Percentage is 7.0%.

If you take withdrawals less than or equal to the 7.0% Guaranteed Annual Withdrawal Amount during any Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will be reduced by the dollar amount of the withdrawals until the Guaranteed Minimum Withdrawal Benefit Base is reduced to zero.  Once the 7.0% Guaranteed Annual Withdrawal Amount has been withdrawn in any Contract Year, any extra return of Benefit Base Withdrawals (the full amount or a portion of a withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount within any Contract Year) reduce the Benefit Base in a proportional manner until it is reduced to zero.  The proportional reduction is applied to the Guaranteed Minimum Withdrawal Benefit Base and is determined by multiplying (i) and (ii) where:

i)                 is the Guaranteed Minimum Withdrawal Benefit Base just before the Excess Return of Benefit Base Withdrawal; and

ii)              is the ratio of the Excess Return of Benefit Base Withdrawal to the Contract Value just prior to the Excess Return of Benefit Base Withdrawal.

Example #2:  Assume that the Guaranteed Annual Withdrawal Amount is $7,000 and there is a single $7,500 withdrawal during a Contract Year.  Suppose that the Contract Value and Guaranteed Minimum Withdrawal Base just prior to the $500 Excess Withdrawal are $110,000 and $100,000 respectively.

The Guaranteed Minimum Withdrawal Base will be reduced by the following amount:

Guaranteed Minimum Withdrawal Base x (Excess Withdrawal/Contract Value) = $100,000 x $500/$110,000) = $454.5

If the Contract Value just before the $500 Excess Withdrawal was $90,000, the reduction to the

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Guaranteed Minimum Withdrawal Base would be as follows:

Guaranteed Minimum Withdrawal Base x (Excess Withdrawal/Contract Value) = $100,000 x $500/$90,000)= $555.5

Automatic Annual Step-Up - On each contract anniversary following the first withdrawal, if the Contract Value is greater than the Guaranteed Minimum Withdrawal Benefit Base, then the Guaranteed Minimum Withdrawal Benefit Base will be increased automatically to the Contract Value.  If, as a result of a step-up, the new Benefit Base multiplied by the Guaranteed Annual Withdrawal Percentage is higher than the previous Guaranteed Annual Withdrawal Amount, then the annual withdrawal amount will be increased.

Additional Purchase Payments - If you make additional Purchase Payments, they will increase the Guaranteed Minimum Withdrawal Benefit Base and the Guaranteed Annual Withdrawal Amount as long as the Contract Value is positive.  The Guaranteed Minimum Withdrawal Benefit Base will be increased by the amount of each additional Purchase Payment. The increase to the Guaranteed Annual Withdrawal Benefit will be equal to the Guaranteed Annual Withdrawal Percentage multiplied by each additional Purchase Payment.

Lifetime Benefit Base Withdrawal Option:

The Lifetime Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Lifetime Withdrawal Amount which is initially equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by the initial Guaranteed Minimum Withdrawal Benefit Base.  The current Guaranteed Annual Lifetime Withdrawal Percentage is 4.0% (5.0% for contracts issued prior to May 4, 2009).

If you take withdrawals less than or equal to the 4.0% (5.0% for contracts issued prior to May 4, 2009) Guaranteed Annual Lifetime Withdrawal Amount during any Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will not be adjusted;

If you take withdrawals greater than the 4.0% (5.0 % for contracts issued prior to May 4, 2009) Guaranteed Annual Lifetime Withdrawal Amount during any Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will be reduced by the Excess Withdrawal Amount in a proportional manner.  The proportional reduction is applied to  the Guaranteed Minimum Withdrawal Benefit Base and is determined by multiplying (a) and (b) where:

a)              is the Guaranteed Minimum Withdrawal Benefit Base just before the Excess Lifetime Withdrawal; and

b)             is the ratio of the Excess Lifetime Withdrawal to the Contract Value just before the Excess Lifetime Withdrawal

This adjustment to your Guaranteed Minimum Withdrawal Benefit Base will also result in a reduction to the Guaranteed Annual Lifetime Withdrawal Amount.

Automatic Annual Step-Up — On each contract anniversary following the first withdrawal, if the Contract Value is greater than the Guaranteed Minimum Withdrawal Benefit Base, then the Guaranteed Minimum Withdrawal Benefit Base will be increased automatically to the Contract Value.  As a result of the Step-Up, the Guaranteed Annual Lifetime Withdrawal Amount steps up to an amount equal to the Contract Value, multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage.

Additional Purchase Payments -  If you make additional Purchase Payments, they will increase the Guaranteed Minimum Withdrawal Benefit Base and the Guaranteed Annual Lifetime Withdrawal Amount as long as the Contract Value is positive.  The Guaranteed Minimum Withdrawal Benefit Base will be increased by the amount of each additional Purchase Payment. The increase to the Guaranteed Annual Lifetime Withdrawal Benefit will be equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by each additional Purchase Payment.

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What happens to withdrawal benefits if the Contract Value is Reduced to Zero?

If the Contract Value is reduced to zero and any benefits are due under either of the two withdrawal options, no additional Purchase Payments will be accepted and the remaining minimum withdrawals will be made as follows:

(1) If age at first withdrawal is less than 59 ½ - If the age of the Annuitant or the younger of the Annuitant or Joint Annuitant, if applicable, at first withdrawal is less than 59½, you will only receive the Guaranteed Annual Withdrawal Amount under the Return of Benefit Base Withdrawal Option.  You will receive the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in the current Contract Year.  In subsequent Contract Years, you will receive the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value was reduced to zero.

(2) If age at first withdrawal is equal to or greater than 59 ½ - If the age of the Annuitant or the younger of the Annuitant or Joint Annuitant, if applicable, at first withdrawal is equal to or greater than 59½, you can receive the remaining Guaranteed Minimum Withdrawal Benefit Payment under either of the withdrawal options:

(a)           If you chose the Return of Benefit Base Withdrawal Option, you will receive the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in the current Contract Year. In subsequent Contract Years, you will receive the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value was reduced to zero.

(b)           If you chose the Lifetime Withdrawal Option, you will receive the remaining Guaranteed Annual Lifetime Withdrawal Amount not yet withdrawn in the current Contract Year.  In subsequent Contract Years, we will pay the Guaranteed Annual Lifetime Withdrawal Amount in effect as of the date that the Contract Value was reduced to zero.

(c)           If you do not specify a withdrawal option, the default option is the Lifetime Withdrawal Option.

What if the Contract Value is reduced to zero due to Excess Withdrawals?

If the Contract Value is reduced to zero in a Contract Year where:

(1)      The Guaranteed Annual Lifetime Withdrawal Amount is reduced to zero due to the the impact of Excess Lifetime Withdrawals, and

(2)      The Guaranteed Minimum Withdrawal Benefit Base is positive, you will receive the remaining minimum withdrawals under the Return of Benefit Base Withdrawal Option only.  In the Contract Year in which the Contract Value is reduced to zero, we will pay the Guaranteed Annual Withdrawal Amount not yet withdrawn.  In subsequent Contract Years, we will pay the Guaranteed Annual Withdrawal Amount, in effect as of the date that the Contract Value was reduced to zero, or any remaining Guaranteed Minimum Withdrawal Benefit Base, if less.

Remaining minimum withdrawal payments are made on an annual basis in a Contract Year.  If the total remaining minimum withdrawals due each Contract Year are less than $100, the remaining payments will be commuted and a lump sum will be paid.

If the remaining minimum withdrawals are based on the Guaranteed Annual Lifetime Withdrawal Amount, such payments will be commuted using the greater of the then currently available single premium immediate annuity factors or the then currently available annuity factors for a single life annuity under the Contract.   If the remaining minimum withdrawals are based on the Guaranteed Annual Withdrawal Amount, the remaining Guaranteed Minimum Withdrawal Benefit Base will be paid.

Effect of Required Minimum Distributions on Guaranteed Minimum Withdrawal Benefit — If you have elected required minimum distribution (RMD) withdrawals and your Contract was in effect through at least one calendar year-end, you will automatically receive the Contract Year’s RMD requirement according to the IRS Code.  If the RMD withdrawal is in excess of the Guaranteed Withdrawal Amount, the impact of the RMD withdrawal on the Guaranteed Minimum Withdrawal Benefit Base will be as follows:

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1.     Return of Benefit Base Withdrawal Option:  The RMD withdrawal will reduce the Guaranteed Withdrawal Base by the dollar amount of the withdrawal.

2.     Lifetime Withdrawal Option:  The RMD withdrawal will not reduce the Guaranteed Minimum Withdrawal Base

This treatment of the excess of the RMD withdrawal over the Guaranteed Withdrawal Amount will apply only in relation to the required minimum distribution based on the value of the Contract, including the actuarial present value of any optional death benefit or living benefit riders elected.

Benefit Available on Annuity Date — If the Annuity Date occurs while the rider is in effect, upon your request, you may:

(a)           Default Annuity Option:  Apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)           Lifetime Withdrawal Option:  Request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the Annuitant and Joint Annuitant for Joint Life Guarantees;

(c)           Return of Benefit Base Withdrawal Option;  Request that as of the annuity payment commencement date, the remaining Guaranteed Minimum Withdrawal Benefit Base is paid out in the form of annuity payments.  Each year these annuity payments will equal the lesser of the Guaranteed Annual Withdrawal Amount or the remaining Guaranteed Minimum Withdrawal Benefit Base.  These annuity payments will be made until the earlier of the death of the Annuitant for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees or the date that the Guaranteed Minimum Withdrawal Benefit Base is reduced to zero.

Our Administrative Office must receive a written notice at least 30 days prior to the current Annuity Date.  If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.

Single and Joint Life Guarantees

The Growth & Income Advantage Benefit rider can be purchased on a single or a joint life basis.  Under a Single Life Guarantee, the Withdrawal Amount is guaranteed over the lifetime of the Annuitant.

Under a Joint Life Guarantee, the Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant.  You must specify the Joint Annuitant on your application. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date. The Joint Annuitant also must always be the Contract Owner’s primary beneficiary.

Can I convert a Single Life Guarantee to a Joint Life Guarantee and vice-versa?

You cannot convert a Single Life Guarantee to a Joint Life Guarantee.

If you have a Joint Life Guarantee, and have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee and pay the Rider Charge for a Single Life Guarantee going forward.

Can I change the Annuitant or Joint Annuitant?

You cannot change the primary Annuitant. However, you may change the Joint Annuitant under the following conditions:

•      If no withdrawals have been taken, the Joint Annuitant can be changed to the Annuitant’s current spouse.

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•      If withdrawals have been taken, the Joint Annuitant cannot be changed.

•      If withdrawals have been taken, the Joint Annuitant can be removed from the Contract, but the charge for the rider would remain at the Joint Life Guarantee charge, and the Withdrawal Percentage would not change and the payout is based on the single annuitant’s lifetime.

If no withdrawals have been taken, the guarantee and the associated Rider Charge convert to a Single Life Guarantee based on the Annuitant’s lifetime.

Death Benefit Enhancement

The Growth & Income Advantage Benefit rider has a Death Benefit that is payable prior to the Annuity Date upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant.  This Death Benefit Enhancement is paid only if the Death Benefit Enhancement Benefit Base, described below, is greater than the standard death benefit provided by the Contract.  This amount cannot be less than zero or greater than $1,000,000.  There is no additional charge for the Death Benefit enhancement payable under the rider.  This Death Benefit Enhancement is paid upon receipt of due proof of Annuitant death or the last death of the Annuitant and Joint Annuitant and the necessary forms to make payment to a beneficiary.

Death Benefit Enhancement Benefit Base

The value of the Death Benefit Enhancement Benefit Base depends upon when you make your first withdrawal.

The Death Benefit Enhancement Benefit Base equals:

1.    On the Contract Date:

The Initial Purchase Payment received plus any Purchase Payment Enhancement, if applicable;

2.    After the Contract Date, but prior to the first withdrawal:

Equal to the greater of (a) or (b) below, where:

(a)   is the sum of (1) plus (2), where,

(1)  is the Initial Purchase Payment; and any purchase payment enhancements as applicable

(2)  is each additional Purchase Payment received after the Contract Date; and

(b)           is the highest Contract Value on any  Contract Anniversary Date before the date of first withdrawal until the Annuitant’s attainment of age 80, or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

3.    On the date of first withdrawal after the Contract Date:

Equal to the greatest of (a), (b) or (c) below, where:

(a)   is the sum of (1) plus (2), where,

(1)  is the Initial Purchase Payment; and any purchase payment enhancements as applicable

(2)  is each additional Purchase Payment received after the Contract Date; and

(b)           is the highest Contract Value on any  Contract Anniversary Date before the date of first withdrawal until the Annuitant’s attainment of age 80, or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

(c)   is the Contract Value immediately prior to  the first withdrawal.

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4.    After the date of first withdrawal :

If and only if there is a step-up of the Withdrawal Benefit Base, the Death Benefit Enhancement Base automatically increases to 100% of the Contract Value until the Annuitant’s attainment of age 80 for Single Life Guarantees, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.  The Death Benefit Enhancement Base cannot step-up independently of the Withdrawal Benefit Base.

What are the effects of withdrawals on the Death Benefit Enhancement Benefit Base?

If you withdraw less than or equal to the Guaranteed Withdrawal Amount in effect at the time of request during each Contract Year, the Death Benefit Enhancement Benefit Base is reduced by the dollar amount of the withdrawal.  This is the case even when RMD withdrawals exceed the Guaranteed Withdrawal Amount.

If you withdraw greater than the Guaranteed Withdrawal Amount in effect at the time of request during each Contract Year, then the amount that is in excess of the Guaranteed Withdrawal Amount is an Excess Withdrawal.  Excess withdrawals  reduce the Death Benefit Enhancement Benefit Base.  The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b), where:

(a)           is the Death Benefit Enhancement Benefit Base  immediately prior to the Excess  Withdrawal; and

(b)           is the Contract Value just before the withdrawal of the Excess Withdrawal.

What are the effects of additional Purchase Payments on the Death Benefit Enhancement  Benefit Base?

If you make any Purchase Payments after the date of the first withdrawal, the Death Benefit Enhancement Benefit Base will be increased on a dollar-for-dollar basis.

Impact of Annuitant’s Death for Joint Life Guarantees

1.     Single Life Guarantees

Upon the death of the Annuitant, the Company will pay the beneficiary the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any, and the rider is terminated.  An eligible Spousal Beneficiary, can however continue the Contract but not the Growth & Income Advantage Benefit rider.

2.     Joint Life Guarantees

Upon the death of the Annuitant, an eligible spousal beneficiary who is also the primary beneficiary can become the Successor Owner of the Contract and continue the Contract and the Growth & Income Advantage Benefit rider upon Annuitant’s death.

The spousal beneficiary also has the option of surrendering the Contract and receiving a Death Benefit equal to the Contract Value as of the date of the Annuitant’s death.

If you have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee Based on the Joint Annuitant’s lifetime and pay the Rider Charge for a Single Life Guarantee going forward

If withdrawals have been taken, the guarantee and the Rider Charge do not change and the annuitant cannot name a new spouse.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

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Note that the Joint Guarantee Life Guarantee option acts like a second to die policy.  Therefore, the contract with the Joint Life Guarantee option is set up with one owner and two annuitants.  Upon the death of the first annuitant, the second annuitant becomes the successor owner.  The contract then stays in force, and the living benefit features continue until the death of the second annuitant.  Also note that the successor owner has no contractual rights while the owner is alive and steps into ownership upon the death of the owner.  In addition, it is important to name someone other than one of the two spouses as beneficiary.

Impact of Joint Annuitant’s Death for Joint Life Guarantees.  If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid.  If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company, to convert the guarantee, and the associated Rider Charge, to a Single Life Guarantee based on the Annuitant’s lifetime.  If the Annuitant does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken.  If withdrawals have been taken, the guarantee and the Rider Charge do not change and the Annuitant cannot name a new spouse or Joint Annuitant.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

Can I cancel the Growth & Income Advantage Benefit Rider?

You may cancel the Growth & Income Advantage Benefit rider on or after the fifth contract anniversary effective on the contract anniversary immediately following receipt by the Company of a written cancellation request by the Contract Owner.

When will the Growth & Income Advantage Benefit Rider terminate?

This rider will terminate upon the earliest of:

(a)                                  cancellation of the Growth & Income Advantage Benefit Rider;

(b)           if the Contract Value equals zero and there is no Guaranteed Annual Withdrawal Amount due in future years, no Guaranteed Annual Lifetime Withdrawal Amount due in future years, or no remaining Guaranteed Minimum Withdrawal Benefit Base;

(c)                                  upon full surrender of the Contract;

(d)                                 on the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees; or

(e)                                  upon annuitization.

All charges for this rider will cease upon Contract termination.

Purchasing Power Protector Benefit Rider — This version of the Purchasing Power Protector rider applies to policies who elected this rider on or after the date of availability in the State of issue (refer to Appendix B).

For those policies who elected this rider prior to the date of availability in the State of issue, the older version of this rider (refer to Appendix C) will apply.

At the time you purchase your Contract, you may purchase a Purchasing Power Protector Benefit rider which includes the following enhancements to your Contract:

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1)             Purchasing Power Protector Benefit — The Purchasing Power Protector Benefit permits the Annuitant or Joint Annuitants, if applicable, to receive annual minimum payments adjusted for inflation regardless of the Contract Value during the Annuitant’s lifetime or Joint Annuitant’s lifetime (in case of a Joint Life Guarantee).

2)             Death Benefit Enhancement - The Company will pay to a beneficiary upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant a death benefit enhancement in addition to the death benefit provided in your Contract.

How do I elect the Purchasing Power Protector Benefit Rider?

For an additional charge, you may purchase the Purchasing Power Protector Benefit rider at the time of purchase of your Contract.  The Rider Effective Date is the Contract Date.  This rider may not be added after you purchase your Contract and may not be selected if  you intend to purchase any of the other available Living Benefit or Death Benefit Riders.  This rider can be purchased on a single or a joint life basis. The joint life basis permits Joint Annuitants, but does not allow joint ownership of the contract.   You may elect the rider only if the Annuitant (if a Single Life Guarantee) or the younger of the Annuitant and the Joint Annuitant (if a Joint Life Guarantee) is at least 35 years old and is not older than 80 on the Contract Date.  (Issue age is determined by age nearest birthday.)

Important information to note about the Purchasing Power Protector Benefit Rider:

•      At the present time, there are no investment allocation restrictions required for this rider.  However, the Company reserves the right to impose certain investment allocation restrictions in the future.   If the Company requires an asset allocation program in the future, the restrictions may apply to in-force and/or new contracts, upon the Company’s discretion.

•      The Contract Rider Charges are non-refundable, whether or not you have taken withdrawals while the rider is in effect.

•      All withdrawals, including the withdrawals made while the rider is in effect, reduce your Contract Value and death benefit.

•      Once you elect this rider, any withdrawal will be subject to the terms of the rider.  This includes the free-withdrawal amount.

•      If the Withdrawal Amount is greater than the free withdrawal amount, we will apply contingent deferred sales charges (See “Contingent Deferred Sales Charge” section of the prospectus for details) and any other applicable charges.

•      The rider may not be added after you purchase your Contract or in combination with any other riders.

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•      If the age of the Annuitant or younger of the Annuitant or Joint Annuitant , if applicable at first withdrawal is less than 59 ½, no inflation adjustment will be made.

•      The Enhanced Death Benefit available as part of the Purchasing Power Protector Benefit rider is different from the optional Death Benefit riders offered.

What is the Guaranteed Annual Lifetime Withdrawal Amount?

If this rider is purchased, the Company guarantees that the Annuitant or Joint Annuitants, if applicable, can withdraw an amount annually as long as the Annuitant or either of the Joint Annuitants, if applicable is alive.  The amount which can be withdrawn is called the Guaranteed Annual Lifetime Withdrawal Amount. The Guaranteed Annual Lifetime Withdrawal Amount is determined by multiplying the Lifetime Withdrawal Benefit Base (“Withdrawal Base”) by the Guaranteed Annual Lifetime Withdrawal Percentage.  The Guaranteed Annual Lifetime Withdrawal Percentage is 5.0%.  Any change in the Withdrawal Base will also change the Guaranteed Annual Lifetime Withdrawal Amount.

What if I withdraw less than the Guaranteed Annual Lifetime Withdrawal Amount?

You may take withdrawals equal to or less than the Guaranteed Annual Lifetime Withdrawal Amount during each Contract Year.  If you elect to take less than or none of the Guaranteed Annual Lifetime Withdrawal Amount in any given Contract Year, the Guaranteed Annual Lifetime Withdrawal Amount is not increased in subsequent Contract Years.  You cannot carry over any unused Guaranteed Annual Lifetime Withdrawal Amounts to any future Contract Years.

Example #1:  Suppose that the Guaranteed Annual Lifetime Withdrawal Amount is $1,000 and you withdraw $500 during the current Contract Year.  The Guaranteed Annual Lifetime Withdrawal Amount will not increase by $500 in the next Contract  Year.

If the Guaranteed Annual Lifetime Withdrawal Amount is greater than the free withdrawal amount, we will apply contingent deferred sales charges (See “Contingent Deferred Sales Charge” section of the Prospectus for details) and any other applicable charges.

What if I withdraw more than the Guaranteed Annual Lifetime Withdrawal Amount?

Each Contract Year, you may withdraw more than the Guaranteed Annual Lifetime Withdrawal Amount in effect at the time of the withdrawal request.  Any portion of a withdrawal that causes cumulative withdrawals in a given Contract Year to exceed the Guaranteed Annual Lifetime Withdrawal Amount is referred to as an Excess Withdrawal.  An Excess Withdrawal could significantly reduce your Withdrawal Base by more than your actual Excess Withdrawal amount.  Excess Withdrawals will also reduce the amount of the future Guaranteed Annual Lifetime Withdrawal Amount.

How is the Withdrawal Base determined?

The Withdrawal Base is used to calculate the Guaranteed Annual Lifetime Withdrawal Amount and determine the rider charge.  Please note that if the Withdrawal Base increases, the Guaranteed Annual Lifetime Withdrawal Amount and the rider charge will increase.  It is also important to note that the Withdrawal Base does not establish or guarantee a Contract Value, Surrender Value or any kind of death benefit.

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The value of the Withdrawal Base depends upon when you take your first withdrawal.

(1)   On the Contract Date:

On the Contract Date, the Withdrawal Base is equal to the Initial Purchase Payment received plus any Purchase Payment Enhancement, if applicable;

(2)   After the Contract Date but prior to the date of first withdrawal:

The Withdrawal Base is equal to the greater of (a) or (b), where:

(a)           is the sum of (1) plus (2), where,

(1)   is the Initial Purchase Payment;

(2)   is each Purchase Payment received after the Contract Date; and

(b)           is the highest Contract Value on any Contract Anniversary date  before the date of first withdrawal

(3)   On the date of first withdrawal:

The Withdrawal Base is equal to the greatest of (a) or (b) or (c) below, where:

(a)   is the Contract Value on the date of the first withdrawal,  immediately prior to the first withdrawal;

(b)   is the sum of (1) plus (2), where;

(1)           is the Initial Purchase Payment; and

(2)           is each Purchase Payment received after the Contract Date; and

(c)   is the highest Contract Value on any Contract Anniversary date  before the date of first withdrawal,

(4)   After the first withdrawal after the Contract Date

Inflation Adjustment — The Company credits an automatic inflation adjustment to the Withdrawal Base following the first withdrawal, if the age of the Annuitant or age of the younger of the Annuitant and Joint Annuitant, if applicable  is greater than or equal to 59 ½.  The inflation adjustment is only made when it is greater than 0.0% and there is no upper limit to the inflation adjustment.  Please note that the Withdrawal Base will NOT be adjusted for inflation, if the age of the Annuitant or age of the younger of the Annuitant and Joint Annuitant is less than 59 ½ at the time of the first withdrawal.  This is in effect even after the Annuitant or the younger of the Annuitant and Joint Annuitant has reached age 59 ½.

The inflation adjustment is made on each contract anniversary after the first withdrawal and equals (a) multiplied by (b), where:

(a)                                  is the current CPI Factor; and

(b)                                 is the average monthly value of the Withdrawal Base throughout the Contract Year.

CPI Factor - The CPI Factor equals the ratio of (a) to (b), where:

(a)                                  is the greater of 0 and the difference between (1) and (2), where:

(1)                                  is the Consumer Price Index for All Urban Consumers (“CPI-U”) released in the previous month; and

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(2)           is the CPI-U released twelve months prior to the most recent release; and

(b)           is the CPI-U released twelve months prior to the most recent release.

The CPI-U is published monthly by the United States Department of Labor.  If this index is discontinued or a new index series is established on a different basis, the Company may establish a new basis for determining the CPI Factor.  The Contract Owner will be given at least 90 days notice prior to any such change.

The CPI Factor will be updated on the first day of the month of each contract anniversary.  This CPI Factor will be determined at the beginning of the previous calendar month.  If you take the first withdrawal between contract anniversaries, the Company will calculate the CPI Factor for the partial year between the date of the first withdrawal and the following contract anniversary.

Automatic Annual Step-Up

On each contract anniversary following the first withdrawal, if the Contract Value is greater than the Withdrawal Base, then the Withdrawal Base will automatically be increased to the Contract Value.  The Guaranteed Annual Lifetime Withdrawal Amount will increase by the same percentage as the Withdrawal Base.

The Withdrawal Base at any Contract Anniversary following the first withdrawal will be the greater of (1) or (2), where:

(1)   is the average monthly value of the Withdrawal Base throughout the Contract Year multiplied by the CPI Factor; and

(2)   is the withdrawal Base after a step-up, if any, on the contract anniversary

Any additional purchase payments made will be added dollar for dollar to the Withdrawal Base

Effect of Withdrawals on the Withdrawal Base

If your total withdrawals in a Contract Year do not exceed the Guaranteed Annual Lifetime Withdrawal Amount, the Withdrawal Base will not be reduced..  It remains equal to the Withdrawal Base just prior to the withdrawal.  However, if the total withdrawals in a Contract Year exceed the Guaranteed Annual Lifetime Withdrawal Amount, the Withdrawal Base is reduced.  The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b) where:

(a)           is the Withdrawal Base just prior to the Excess Withdrawal; and

(b)           is the Contract Value just prior to the Excess Withdrawal.

Effect of Required Minimum Distributions (RMD) on Guaranteed Annual Lifetime Withdrawal Amount

If you have elected required minimum distribution (RMD) withdrawals and your contract was in effect through at least one calendar year-end,  you will automatically receive the Contract Year’s RMD requirement according to the IRS Code. An RMD withdrawal will not reduce the Withdrawal Base if the required amount exceeds the Guaranteed Annual Lifetime Withdrawal Amount.

This treatment of the excess of the RMD withdrawal over the Guaranteed Withdrawal Amount will apply only in relation to the required minimum distribution based on the value of the Contract, including the actuarial present value of any optional death benefit or living benefit riders elected.

Benefit Available on Annuity Date

If the Annuity date occurs while the rider is in effect, upon your request, you may:

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(a)                                  apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)                                 request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the Annuitant and Joint Annuitant for Joint Life Guarantees;

Our Administrative Office must receive a written notice at least 30 days prior to the current Annuity date.  If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.

What if the Contract Value is reduced to zero?

If the Contract Value is reduced to zero and the Withdrawal Base is greater than zero, any Remaining Payments under the Purchasing Power Protector Benefit rider will be made on an annual basis in a Contract Year.  In this situation, no additional Purchase Payments will be accepted.  The only provisions of the Contract that remain in effect are those that are associated with Remaining Purchasing Power Protector Benefit Payments.

If the Contract Value is reduced to zero in a Contract Year and there is any Guaranteed Annual Lifetime Withdrawal Amount due for that year, the Contract Owner will receive any Remaining Payment, as of the date the Contract Value is reduced to zero.

If the Remaining Payments due each Contract Year are less than $100, the Remaining Payments will be commuted and a lump sum will be paid.

Single and Joint Life Guarantees

The Purchasing Power Protector Benefit can be purchased on a single or a joint life basis.  Under a Single Life Guarantee, the Guaranteed Annual Lifetime Withdrawal Amount is guaranteed over the lifetime of the Annuitant.  You need not specify a Joint Annuitant in the Contract Specifications at the time of issue of the Single Life Guarantee.

Under a Joint Life Guarantee, the Guaranteed Annual Lifetime Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant.  You must specify the Joint Annuitant in the Contract Specifications at the time of issue of the Joint Life Guarantee. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date and the spousal Joint Annuitant must always be the Contract Owner’s primary beneficiary unless the rider is changed to a Single Life Guarantee before withdrawals have begun.

Can I convert a Single Life Guarantee to a Joint Life Guarantee and vice-versa?

You cannot convert a Single Life Guarantee to a Joint Life Guarantee.

If you have a Joint Life Guarantee and have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee and pay the Rider Charge for a Single Life Guarantee.  The Joint Annuitant can also be changed to the Annuitant’s current spouse, if no withdrawals have been taken.

If a withdrawal has been taken, the Joint Annuitant cannot be changed.  The Joint Annuitant can be removed from the Contract, but the charge for the rider would remain at the Joint Life Guarantee charge

Death Benefit Enhancement

The Purchasing Power Protector rider has a Death Benefit that is payable prior to the Annuity Date upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant only if the Death Benefit Enhancement Benefit Base is greater than the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract.  The amount by which the Enhanced Death Benefit Base exceeds the death benefit provided in your Contract is called the Death Benefit Enhancement.  This amount cannot be less than zero or

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greater than $1,000,000.  There is no additional charge for the Death Benefit enhancement payable under the rider.  Upon receipt of due proof of Annuitant death or the last death of the Annuitant and Joint Annuitant and the necessary forms to make payment to a beneficiary, the Company will pay the Death Benefit Enhancement in addition to the death benefit provided in your Contract.

Death Benefit Enhancement Benefit Base

The value of the Death Benefit Enhancement Benefit Base depends upon when you make your first withdrawal.

The Death Benefit Enhancement Benefit Base equals:

1.    On the Contract Date

On the Contract Date, the Death Benefit Enhancement Benefit Base is the Initial Purchase Payment received plus any Purchase Payment Enhancement, if applicable;

2.    After the Contract Date but prior to the first withdrawal

The Death Benefit Enhancement Benefit Base is equal to the greater of (a) or (b), where:

(a) is the sum of (1) plus (2), where,

(1)  is the Initial Purchase Payment and any Purchase Payment Enhancement, if applicable and

(2)  is each additional Purchase Payment received after the Contract Date; and

(b)           is the highest Contract Value on any Contract Anniversary Date before the date of first withdrawal until the Annuitant’s attainment of Age 80, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

3.    On the date of first withdrawal after the Contract Date

The Benefit Base is the greater of (a) or (b), where:

(a)     is the Contract Value on the date of the first withdrawal, immediately prior to the first withdrawal; and

(b)   is the highest Contract Value on any Contract Anniversary Date before the date of first withdrawal until the Annuitant’s attainment of Age 80 for Single Life Guarantees, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and

4.    After the date of first withdrawal

If and only if there is a step-up of the Withdrawal Base, the Death Benefit Enhancement Benefit Base automatically increases to 100% of the Contract Anniversary Value until the Annuitant’s attainment of Age 80 for Single Life Guarantees, or Age 80 of the younger of the Annuitant and the Joint Annuitant , if applicable for Joint Life Guarantees.  The Death Benefit Enhancement Benefit Base cannot step-up independently of the Withdrawal Base.

Effect of Withdrawals on the Death Benefit Enhancement Benefit Base

If you withdraw less than or equal to the Guaranteed Annual Lifetime Withdrawal Amount in effect at the time of request during each Contract Year, the Death Benefit Enhancement Benefit Base is reduced by the dollar amount of the withdrawal.  This is the case even when RMD withdrawals exceed the Guaranteed Annual Lifetime Withdrawal Amount.  Note that the Guaranteed Minimum Withdrawal Base is not reduced by the amount of this withdrawal but the Death Benefit Enhancement Benefit Base is.

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If you withdraw greater than the Guaranteed Annual Lifetime Withdrawal Amount in effect at the time of request during each Contract Year, then the amount that is in excess of the Guaranteed Annual Lifetime Withdrawal Amount is an Excess Withdrawal.  Excess withdrawals reduce the Death Benefit Enhancement Benefit Base.  The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b), where:

(a)           is the Death Benefit Enhancement Benefit Base immediately prior to the Excess Withdrawal; and

(b)           is the Contract Value immediately prior to the withdrawal of the Excess Withdrawal.

If you make any Purchase Payments after the date of the first withdrawal, the Death Benefit Enhancement Benefit Base will be increased on a dollar-for-dollar basis.

Impact of Annuitant’s Death for Joint Life Guarantees

1.              Single Life Guarantees

Upon the death of the Annuitant, the Company will pay the beneficiary the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any and the rider is terminated.  An eligible Spousal Beneficiary, however can continue the Contract but not the Purchasing Power Protector Benefit rider.

2.              Joint Life Guarantees

Upon the Annuitant’s death,, an eligible spousal beneficiary who is also the primary beneficiary can become the Successor Owner of the Contract and continue the Contract and the Purchasing Power Protector Benefit rider upon Annuitant’s death.

The spousal beneficiary also has the option of surrendering the Contract and receiving a Death Benefit equal to the Contract Value as of the date of the Annuitant’s death.

If you have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee based on the Joint Annuitant’s lifetime and pay the Rider Charge for a Single Life Guarantee going forward.

If withdrawals have been taken, the guarantee and the Rider Charge do not change and the Annuitant cannot name a new spouse.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees

If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid.  If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company, to convert the guarantee, and the associated Rider Charge, to a Single Life Guarantee based on the Annuitant’s lifetime.  If the Annuitant does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken.  If withdrawals have been taken, the guarantee and the Rider Charge do not change. and the Annuitant cannot name a new spouse.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

For information on the cost of this package of enhancements, see “What Charges Do I Pay?” in this prospectus.

Can I cancel the Purchasing Power Protector Benefit Rider?

You may cancel the Purchasing Power Protector Benefit rider on or after the third contract anniversary effective

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on the contract anniversary immediately following receipt by the Company of a written cancellation request by the Contract Owner.

When will the Purchasing Power Protector Benefit Rider terminate?

This rider will terminate upon the earliest of:

(a)                                  cancellation of the Purchasing Power Protector Benefit rider;

(b)                                 the Contract Value equals zero and there is no Guaranteed Annual Lifetime Withdrawal Amount due in future years;

(c)                                  full surrender of the Contract;

(d)                                 the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees; or

(e)                                  annuitization.

All charges for this rider will cease upon Contract termination.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if:  (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors.  Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay.  You also pay expenses of the Funds that you select as investment options in the Separate Account.  See the prospectuses of the Funds for information on Fund expenses.

Administration Charges.   These charges reimburse us for administering the Contract and the Separate Account.

•                                          We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value on the deduction date, the last day of your contract year.  This charge will also be deducted if the Variable Account Value is withdrawn or transferred in full on a date other than the deduction date.  You will not pay this charge if your Variable Account Value is more than $100,000 on the deduction date.  To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

•                                          We deduct from the net asset value of the Separate Account a daily administration charge that currently is, and will not exceed an effective annual rate of 0.15%.

For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

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Mortality and Expense Risk Charge.   We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that currently is, and will not exceed, an effective annual rate of 1.25%.   This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts.  The mortality and expense risk charge is paid during both the accumulation and variable annuity payout phases of the Contract.

Contingent Deferred Sales Charge.   This charge pays for our sales expenses.  Sales expenses that are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the mortality and expense risk charge.

You pay this charge only if you withdraw a purchase payment within nine years of the effective date of payment.  This charge does not apply to earnings or purchase payment enhancements.  We will apply the following schedule of contingent deferred sales charges to all withdrawals of purchase payments (including withdrawals of amounts attributable to the Guaranteed Minimum Withdrawal Benefit and Purchasing Power Protector Benefit), which are not free withdrawals as described in the next subsection.

Year After Purchase Payment In Which Withdrawal Is Made	Applicable Charge
First	8%
Second	8%
Third	8%
Fourth	8%
Fifth	7%
Sixth	6%
Seventh	5%
Eighth	3%
Ninth	3%
Tenth and thereafter	0%

Purchase payments will be treated as withdrawn on a first-in, first-out basis.  However, for Contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales or other expenses.  The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales.  The reduction will not unfairly discriminate against any Contract Owner.

Free Withdrawals.  The following withdrawals may be made free of the contingent deferred sales charge.

Nine Year-Old Purchase Payments.  You may withdraw any purchase payment that was made more than nine years before the withdrawal without incurring a contingent deferred sales charge.

Annual Withdrawals of 15% of Purchase Payments.  On the last day of the first Contract Year and once each Contract Year thereafter, you may withdraw an amount (the “Free Withdrawal Amount”), without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request.  You may take a free withdrawal on a single sum basis or systematically, but not both.  The Free Withdrawal Amount will be applied to purchase payments on a first-in, first-out basis.  With respect to any withdrawal in excess of the free withdrawal limit in a Contract Year, the contingent deferred sales charge schedule set forth

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above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis.  This free withdrawal applies only to the first withdrawal request made in a Contract Year and the amount is not cumulative from year to year.

Medically Related Withdrawal.  Subject to state law, after the first Contract Year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value (up to a maximum of $500,000) if certain medically related contingencies occur.  This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row, or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force.  The precise terms and conditions of this benefit are set forth in the Contract.  It is not available if your age at issue is greater than 75.  The medically related contingencies that must be met for free withdrawal vary in some states.

Disability Related Withdrawal.  You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified contracts) become totally disabled as defined in the Contract.

Other Withdrawals.  There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

Contract Rider Charges.   You may elect to purchase optional contract riders to increase the benefits paid under your Contract.  If you purchase any optional contract riders, the charges for which are deducted annually, and make a full surrender of your Contract before the costs for these optional contract riders have been deducted, your Contract Value will be reduced by the accrued costs of the optional contract riders, plus any applicable surrender charge.

Optional Step-Up Plus Death Benefit Enhancement Rider.  We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day.  The monthly charges will be accumulated during a Contract Year and deducted on the contract anniversary.  In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior contract anniversary multiplied by the Death Benefit Enhancement.  There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.

Monthly Charge per $1,000 of
Attained Age	Benefit
Less than 40	$0.208
40-44	0.208
45-49	0.333
50-54	0.458
55-59	0.708
60-64	1.083
65-69	1.667
70-74	2.708
75-79	4.250
80-84	7.083
85-89	11.000
90-94	17.292

Estate Enhancement Death Benefit Rider.  For Annuitants who are 60 years of age or less at date of issue, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value.  For Annuitants between the age of 61 and 70, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%.  The guaranteed maximum charge that we may make for this rider for

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issue ages of 60 years or less, issues ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

The charge will be made on each contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full.  The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.

Guaranteed Minimum Accumulation Benefit Rider.  The rider charge for this benefit, to be assessed annually, will be a percentage of the monthly Contract Value that is allocated to the variable sub-accounts.  Effective May 4, 2009, the current effective annual charge for this agreement is 0.60% and may not be increased beyond the maximum of 1.00%.  If a Step-Up Benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit.  We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death.  No rider charge will be imposed upon annuitization.

If you elected to participate in this rider prior to May 4, 2009, the current effective annual charge for this agreement remains at 0.50%. of the monthly Contract Value and may not be increased beyond the maximum of 1.00%.

Optional Combined Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider.  The rider charge for this package of enhancements, to be assessed annually, will be a percentage of the monthly average Contract Value that is allocated to the variable sub-accounts and will be deducted from the Contract Value.  Effective May 4, 2009 the current effective annual charge for this agreement is 0.90% for a Single Life Guarantee and 1.00% for a Joint Life Guarantee, and may not be increased beyond the maximum of 1.00%.  If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit.  We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death.  No rider charge will be imposed upon annuitization.

If you elected to participate in this rider prior to May 4, 2009 but after March 31, 2009, the current effective annual charge for this agreement remains at 0.85%. of monthly average Contract Value for a Single Life Guarantee and 0.95% of monthly average Contract Value for a Joint Life Guarantee and may not be increased beyond the maximum of 1.00%.

If you elected to participate in this rider prior to April 1, 2009, the current effective annual charge for this agreement remains at 0.65% of monthly average Contract Value for a Single Life Guarantee and 0.85% of monthly average Contract Value for a Joint Life Guarantee and may not be increased beyond the maximum of 1.00%.

Growth and Income Advantage Benefit Rider.  On an annual basis the Rider Charge will be a percentage of the monthly average of the Contract Value that is allocated to the variable sub-accounts and will be deducted from the Contract Value.  The Rider Charge will be deducted annually on each Contract Anniversary until the Annuity Date.  Effective April 1, 2009 the current effective annual charge for the rider is 0.90% of monthly average Contract Value for a Single Life Guarantee and 1.00% of monthly average Contract Value for a Joint Life Guarantee and neither may be increased beyond a maximum of 1.00%.

If an automatic step-up in the Withdrawal Base is scheduled to occur, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing this rider.  The Contract Owner can opt out of any future rider charge increases by sending, at least 30 days prior to a contract anniversary, a written request to the Company to do so.  No future increases in the current charge for the rider will be made and all future Automatic Annual Step-Ups will be suspended.

The Contract Owner may send a written request to the Company, at least 30 days prior to a subsequent contract anniversary, to reinstate the Automatic Annual Step-Ups of the Withdrawal Base.  The reinstatement will be effective on the following contract anniversary.  Future current charges will be the same as the charges applied to the class of Contract Owners electing the benefit at that time, not to exceed the maximum Rider Charge of 1.00%.

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We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death.  No rider charge will be imposed upon annuitization.

If you elected to participate in this rider prior to April 1, 2009, the current effective annual charge for this agreement is 0.70%. of monthly average Contract Value for a Single Life Guarantee and 0.90% of monthly average Contract Value for a Joint Life Guarantee and may not be increased beyond the maximum of 1.00%.

Purchasing Power Protector Benefit.  On an annual basis the Rider Charge will be a percentage of the monthly average of the Withdrawal Base and will be deducted from the Contract Value.  The Rider Charge will be deducted annually on each Contract Anniversary until the Annuity Date.  Effective May 4, 2009, the current effective annual charge for the rider is 1.15% of monthly average Withdrawal Base for a Single Life Guarantee and 1.25% of monthly average Withdrawal Base for a Joint Life Guarantee and neither may be increased beyond a maximum of 1.25%.

If an automatic step-up in the Withdrawal Base is scheduled to occur, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing this rider.  The Contract Owner can opt out of any future rider charge increases by sending, at least 30 days prior to a contract anniversary, a written request to the Company to do so.  No future increases in the current charge for the rider will be made and all future Automatic Annual Step-Ups will be suspended.

The Contract Owner may send a written request to the Company, at least 30 days prior to a subsequent contract anniversary, to reinstate the Automatic Annual Step-Ups of the Withdrawal Base.  The reinstatement will be effective on the following contract anniversary.  Future current charges will be the same as the charges applied to the class of Contract Owners electing the benefit at that time, not to exceed the Maximum Rider Charge of 1.25%.

We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death.  No rider charge will be imposed upon annuitization.

If you elected to participate in this rider prior to May 4, 2009 but after March 31, 2009, the current effective annual charge for this agreement remains at 0.95%. of monthly average Withdrawal Base for a Single Life Guarantee and 1.05% of monthly average Withdrawal Base for a Joint Life Guarantee and may not be increased beyond the maximum of 1.25%.

If you elected to participate in this rider prior to April 1, 2009, the current effective annual charge for this agreement remains at 0.65%. of monthly average Withdrawal Base for a Single Life Guarantee and 0.85% of monthly average Withdrawal Base for a Joint Life Guarantee and may not be increased beyond the maximum of 1.25%.

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment subaccount.  For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund’s prospectus.

Premium Taxes.   Some states and municipalities impose premium taxes on purchase payments received by insurance companies.  Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments.  Currently, state premium taxes on purchase payments range from 0% to 3½%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets.  These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

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MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

If you participate in our dollar cost averaging program, you may allocate money to either our Six Month Dollar Cost Averaging Account or our Twelve Month Dollar Cost Averaging Account.  Amounts may be only allocated to one of the dollar cost averaging accounts.  The interest rate that you earn is set at the time that you invest and will not vary during the period you selected.  The rate will never be less than 3%, unless applicable law permits a reduction.  If you stop dollar cost averaging before your money has been in either account for the full six month or twelve month term, your money will be transferred to the Money Market Subaccount unless you specify a different investment option.   The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations.  It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws.  For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit.  The taxable portion of these payments generally will be the amount by which the payment exceeds your cost.  Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments.  Ordinary income tax rates apply.  If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days.  If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

Annuity Payments.   The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract.  The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs.  If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

If your nonqualified Contract contains a Guaranteed Minimum Withdrawal Benefit Rider, certain rules may apply.  It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities.  In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified Contracts as withdrawals.  Consult a tax advisor before purchasing a Guaranteed Minimum Withdrawal Benefit Rider or option.

Early Withdrawals.  An additional income tax of 10% ( or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply.  Generally, there will be no additional income tax on:

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•                                          early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•                                          withdrawals made on or after age 59 1/2;

•                                          on distributions made after death; or

•                                          withdrawals attributable to total and permanent disability.

Transfers.  You may pay tax if you transfer your Contract to someone else.  If the transfer is for less than adequate consideration special rules apply.  If the transfer is less than adequate consideration, the taxable portion would be the Contract Value at the time of the transfer over the investment in the Contract at such time.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes.  The Treasury Department has issued regulations prescribing such diversification requirements.  The Separate Account, through each of the available funds of the Penn Series Funds, Inc. intends to comply with those requirements.  The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.  If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income.  The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares.  No such regulations have been issued to date.  The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets.  Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract.  We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact.   It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.   The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code.  The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code.  Qualified Contracts have special provisions in order to be treated as qualified under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable.  Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from Contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70½.  Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

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If your qualified Contract contains a Guaranteed Minimum Withdrawal Benefit Rider, certain rules may apply.  If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax.  It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments.  In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the Contract will need to be withdrawn each year.  The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Guaranteed Minimum Withdrawal Benefit Rider itself.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations.  The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions.  Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

Distribution Arrangements

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts.  HTK is a wholly owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044.  HTK sells the Contracts through its sales representatives.  HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives.  HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts.  Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two.  Premium-based commissions on purchase payments made under the Contract will not exceed 5 1/2%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances.  Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records.  Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation.  While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred’’ status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with

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HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual.  These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm.  Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts.  You may ask your registered representative how he/she will be compensated for the transaction.

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STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS	B-2
First Variable Annuity Payment	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3

DISTRIBUTION OF CONTRACTS	B-3

CUSTODIAN	B-4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	B-4

LEGAL MATTERS	B-4

FINANCIAL STATEMENTS	B-4

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APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account.  The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$11.997	$11.590	$11.232	$11.078	$11.127
Accumulation Unit Value, end of period	$12.145	$11.997	$11.590	$11.232	$11.078
Number of Accumulation Units outstanding, end of period	6,573,149	1,557,882	950,715	773,686	630,218

	Year Ended December 31,
	2003	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$11.187	$11.161	$10.884	$10.393	$10.000
Accumulation Unit Value, end of period	$11.127	$11.187	$11.161	$10.884	$10.393
Number of Accumulation Units outstanding, end of period	766,994	1,262,109	648,187	172,667	15,304

(a)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$12.918	$12.451	$12.083	$11.996	$11.889
Accumulation Unit Value, end of period	$13.379	$12.918	$12.451	$12.083	$11.996
Number of Accumulation Units outstanding, end of period	1,999,145	1,652,199	1,031,421	798,623	699,129

	Year Ended December 31,
	2003	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$11.717	$11.183	$10.635	$10.015	$10.000
Accumulation Unit Value, end of period	$11.889	$11.717	$11.183	$10.635	$10.015
Number of Accumulation Units outstanding, end of period	743,438	565,396	89,072	13,396	4,391

(a)  Neuberger Berman AMT Limited Maturity Bond Portfolio Subaccount prior to May 1, 2000.

(b)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$14.440	$13.772	$13.269	$13.127	$12.727
Accumulation Unit Value, end of period	$14.965	$14.440	$13.772	$13.269	$13.127
Number of Accumulation Units outstanding, end of period	4,548,548	4,297,158	3,448,814	2,782,715	2,101,791

	Year Ended December 31,
	2003	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$12.156	$11.709	$10.903	$9.872	$10.000
Accumulation Unit Value, end of period	$12.727	$12.156	$11.709	$10.903	$9.872
Number of Accumulation Units outstanding, end of period	1,970,936	1,536,051	892,054	63,890	28,113

(a)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$15,364	$15.309	$14.117	$13.884	$12.718
Accumulation Unit Value, end of period	$11.720	$15.634	$15.309	$14.117	$13.884
Number of Accumulation Units outstanding, end of period	1,267,078	1,355,341	1,230,953	1,141,521	907,419

	Year Ended December 31,
	2003	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$10.475	$10.273	$9.743	$10.259	$10.000
Accumulation Unit Value, end of period	$12.718	$10.475	$10.273	$9.743	$10.259
Number of Accumulation Units outstanding, end of period	629,753	406,091	234,808	36,361	21,145

(a)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$25.686	$24.935	$21.918	$20.609	$17.625
Accumulation Unit Value, end of period	$18.279	$25.686	$24.935	$21.918	$20.609
Number of Accumulation Units outstanding, end of period	16,646,842	16,574,261	13,263,296	9,952,827	6,791,978

	Year Ended December 31,
	2003	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$13.757	$13.824	$12.711	$10.547	$10.000
Accumulation Unit Value, end of period	$17.625	$13.757	$13.824	$12.711	$10.547
Number of Accumulation Units outstanding, end of period	3,946,928	2,309,692	772,946	62,964	39,752

(a)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.483
Number of Accumulation Units outstanding, end of period	1,228,679

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$7.009	$6.512	$5.844	$5.583	$5.059
Accumulation Unit Value, end of period	$4.018	$7.009	$6.512	$5.844	$5.583
Number of Accumulation Units outstanding, end of period	4,354,845	3,708,087	2,406,386	1,238,834	806,444

	Year Ended December 31,
	2003	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$4.566	$7.114	$9.662	$13.260	$10.000
Accumulation Unit Value, end of period	$5.059	$4.566	$7.114	$9.662	$13.260
Number of Accumulation Units outstanding, end of period	664,296	690,910	682,221	122,879	25,504

(a)  Penn Series Growth Stock Fund Subaccount prior to September 25, 2008.

(b)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$11.692	$11.325	$11.074	$11.097	$10.357
Accumulation Unit Value, end of period	$6.477	$11.692	$11.325	$11.074	$11.097
Number of Accumulation Units outstanding, end of period	727,635	688,019	668,223	628,957	521,962

	Year Ended December 31,
	2003	2002(a)
Accumulation Unit Value, beginning of period	$8.361	$10.000
Accumulation Unit Value, end of period	$10.357	$8.361
Number of Accumulation Units outstanding, end of period	231,952	46,278

(a)  For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.124
Number of Accumulation Units outstanding, end of period	1,707,336

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$14.952	$14.618	$12.534	$12.340	$11.089
Accumulation Unit Value, end of period	$8.165	$14.952	$14.618	$12.534	$12.340
Number of Accumulation Units outstanding, end of period	1,964,102	1,977,571	1,690,649	1,591,641	1,334,366

	Year Ended December 31,
	2003	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$8.801	$10.496	$10.905	$9.818	$10.000
Accumulation Unit Value, end of period	$11.089	$8.801	$10.496	$10.905	$9.818
Number of Accumulation Units outstanding, end of period	946,582	638,638	348,986	37,505	22,230

(a)  Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

(b)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.258
Number of Accumulation Units outstanding, end of period	3,061,370

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INDEX 500 FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$11.877	$11.462	$10.074	$9.778	$8.976
Accumulation Unit Value, end of period	$7.486	$11.877	$11.462	$10.074	$9.778
Number of Accumulation Units outstanding, end of period	3,807,774	3,446,619	2,635,109	2,021,754	1,767,288

	Year Ended December 31,
	2003	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$7.088	$9.249	$10.657	$11.907	$10.000
Accumulation Unit Value, end of period	$8.976	$7.088	$9.249	$10.657	$11.907
Number of Accumulation Units outstanding, end of period	1,336,429	964,164	769,958	136,019	72,842

(a)  Fidelity Investments Variable Insurance Products Index 500 Portfolio Subaccount prior to May 1, 2000.

(b)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$9.521	$7.715	$7.325	$6.604	$6.013
Accumulation Unit Value, end of period	$4.800	$9.521	$7.715	$7.325	$6.604
Number of Accumulation Units outstanding, end of period	2,586,806	2,503,459	1,785,774	1,471,470	1,306,081

	Year Ended December 31,
	2003	2002	2001	2000(a)
Accumulation Unit Value, beginning of period	$4.084	$6.145	$8.668	$10.000
Accumulation Unit Value, end of period	$6.013	$4.084	$6.145	$8.668
Number of Accumulation Units outstanding, end of period	1,012,920	685,869	456,042	81,282

(a)  For the period October 23, 2000 (date Subaccount was established) through December 31, 2000.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$22.128	$21.627	$19.686	$17.771	$14.631
Accumulation Unit Value, end of period	$11.506	$22.128	$21.627	$19.686	$17.771
Number of Accumulation Units outstanding, end of period	1,286,062	1,246,530	999,073	812,565	673,607

	Year Ended December 31,
	2003	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$10.842	$12.138	$12.712	$10.601	$10.000
Accumulation Unit Value, end of period	$14.631	$10.842	$12.138	$12.712	$10.601
Number of Accumulation Units outstanding, end of period	462,080	388,902	359,610	19,960	25,519

(a)  Neuberger Berman Advisors Management Trust Partners Portfolio prior to May 1, 2000.

(b)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES MID CORE VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$15.081	$15.165	$13.703	$12.843	$10.482
Accumulation Unit Value, end of period	$9.088	$15.081	$15.165	$13.703	$12.843
Number of Accumulation Units outstanding, end of period	968,578	867,198	694,871	617.147	445,327

	Year Ended December 31,
	2003	2002(b)
Accumulation Unit Value, beginning of period	$8.495	$10.000
Accumulation Unit Value, end of period	$10.482	$8.495
Number of Accumulation Units outstanding, end of period	212,118	56,754

(a)   Penn Series Strategic Value Fund Subaccount prior to September 25, 2008.

(b)   For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.467
Number of Accumulation Units outstanding, end of period	13,156

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.802
Number of Accumulation Units outstanding, end of period	26,083

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$16.126	$15.183	$15.588	$14.874	$13.776
Accumulation Unit Value, end of period	$7.943	$16.126	$15.183	$15.588	$14.874
Number of Accumulation Units outstanding, end of period	1,061,056	904,286	892,272	649,989	551,681

	Year Ended December 31,
	2003	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$9.470	$16.582	$19.981	$28.356	$10.000
Accumulation Unit Value, end of period	$13.776	$9.470	$16.582	$19.981	$28.356
Number of Accumulation Units outstanding, end of period	411,806	274,259	213,125	72,912	26,453

(a)  Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

(b)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$22.301	$23.884	$20.624	$20.173	$17.808
Accumulation Unit Value, end of period	$16.020	$22.301	$23.884	$20.624	$20.173
Number of Accumulation Units outstanding, end of period	1,683,247	1,716,779	1,355,380	1,052,118	941,695

	Year Ended December 31,
	2003	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$10.328	$12.584	$10.930	$9.747	$10.000
Accumulation Unit Value, end of period	$17.808	$10.328	$12.584	$10.930	$9.747
Number of Accumulation Units outstanding, end of period	712,591	483,927	258,125	28,569	1,759

(a)  Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.

(b)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.969
Number of Accumulation Units outstanding, end of period	8,688

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.114
Number of Accumulation Units outstanding, end of period	23,592

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$20.913	$17.667	$13.745	$11.936	$9.311
Accumulation Unit Value, end of period	$12.109	$20,913	$17.667	$13.745	$11.936
Number of Accumulation Units outstanding, end of period	4,312,715	3,974,214	2,598,426	1,416,458	865,403

	Year Ended December 31,
	2003	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$7.107	$8.003	$11.291	$14.079	$10.000
Accumulation Unit Value, end of period	$9.311	$7.107	$8.003	$11.291	$14.079
Number of Accumulation Units outstanding, end of period	457,134	280,777	191,787	77,062	45,321

(a)  For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$5.984
Number of Accumulation Units outstanding, end of period	2,537,224

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES REIT FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$19.262	$23.785	$18.216	$16.352	$12.236
Accumulation Unit Value, end of period	$11.513	$19.262	$23.785	$18.216	$16.352
Number of Accumulation Units outstanding, end of period	956,660	942,534	895,884	649,288	430,815

	Year Ended December 31,
	2003	2002(a)
Accumulation Unit Value, beginning of period	$9.158	$10.000
Accumulation Unit Value, end of period	$12.236	$9.158
Number of Accumulation Units outstanding, end of period	214,634	64,005

(a)  For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.026
Number of Accumulation Units outstanding, end of period	6,378

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.755
Number of Accumulation Units outstanding, end of period	448,494

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.082
Number of Accumulation Units outstanding, end of period	589,150

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.609
Number of Accumulation Units outstanding, end of period	210,982

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Year Ended December 31,
2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$9.289
Number of Accumulation Units outstanding, end of period	311,307

(a)  For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

APPENDIX B

This appendix shows the date of availability by State of the version of the Purchasing Power Protector Benefit rider launched as of August 25, 2008.

State	Date
Alaska	9/3/2008
Alabama	9/3/2008
Arkansas	9/3/2008
Arizona	9/3/2008
California	12/5/2008
Colorado	9/3/2008
Connecticut	9/3/2008
District of Columbia	9/3/2008
Delaware	10/1/2008
Florida	9/3/2008
Georgia	9/3/2008
Hawaii	9/3/2008
Iowa	9/3/2008
Idaho	9/3/2008
Illinois	9/3/2008
Indiana	9/3/2008
Kansas	9/3/2008
Kentucky	9/3/2008
Louisiana	9/3/2008
Massachusetts	1/23/2009
Maryland	9/3/2008
Maine	9/3/2008
Michigan	9/3/2008
Minnesota	10/8/2008
Missouri	9/3/2008
Mississippi	9/3/2008
Montana	10/7/2008
North Carolina	9/3/2008
North Dakota	9/3/2008
Nebraska	9/3/2008
New Hampshire	9/8/2008
New Jersey	10/6/2008
New Mexico	9/3/2008
Nevada	9/3/2008
New York	9/24/2008
Ohio	9/3/2008
Oklahoma	9/3/2008
Oregon	11/4/2008
Pennsylvania	9/3/2008
Rhode Island	9/3/2008
South Carolina	9/3/2008
South Dakota	9/3/2008
Tennessee	9/3/2008
Texas	9/3/2008
Utah	9/18/2008
Virginia	9/3/2008
Vermont	9/3/2008
Washington	9/3/2008
Wisconsin	9/3/2008
West Virginia	9/3/2008
Wyoming	9/3/2008

APPENDIX C

This appendix applies to policies who elected the Purchasing Power Protector Benefit rider prior to the date of availability in the State of issue (see Appendix B):

Guaranteed Lifetime Withdrawal Benefit Rider.   At the time you purchase your Contract, you may purchase The Purchasing Power Protector, a package which includes the following enhancements to your Contract:

1)             Guaranteed Lifetime Withdrawal Benefit; and

2)             Death Benefit Enhancement.

This package of enhancements is available for Annuitants ages 35 to 80 and may not be added after you purchase your Contract and may not be selected if you intend to purchase any other package of enhancements or riders described in this prospectus.  Certain capitalized terms used to describe this package of enhancements are defined in this section or in the rider itself.

The Company reserves the right to make the availability of this rider contingent upon the investment of the entire Contract Value according to an asset allocation program established by the Company for the full benefit period.  At the present time, no asset allocation program is required for this rider.  If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this rider.  The Death Benefit Enhancement available as part of the package differs from the death benefit riders described above, see WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT.

If this rider is purchased, the Company guarantees that the Annuitant or Joint Annuitants, if selected, can withdraw an amount annually as long as the Annuitant or either of the Joint Annuitants is alive.  The amount which can be withdrawn is called the Guaranteed Annual Lifetime Withdrawal Amount (“Withdrawal Amount”) and equals the Lifetime Withdrawal Base (“Withdrawal Base”) multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage (“Withdrawal Percentage”).

Withdrawal Base.  The Withdrawal Base is the greater of (a) or (b) where:

(a)          is the Contract Value on the date of the first withdrawal, prior to the first withdrawal; and

(b)         is the sum of (1) plus (2), where;

(1) is the Contract Value on the rider effective date; and

(2) is each purchase payment received after the rider effective date.

Withdrawal Percentage.  For a Single Life Guarantee, the Withdrawal Percentage is based on the age of the Annuitant at the time of the first withdrawal.  For a Joint Life Guarantee, the Withdrawal Percentage is based on the age of the younger of the Annuitant or Joint Annuitant at the time of the first withdrawal.  Set forth below are examples of the Withdrawal Percentages for your Contract.

Single or Joint Life Guarantee

Age of Annuitant (at time of first withdrawal)	Withdrawal Percentage
Under 55	2.5%
55-59	3.0%
60-64	3.5%
65-69	4.0%
70-74	4.5%
75 and older	5.0%

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The Withdrawal Base is subject to certain adjustments while the rider is in effect.  The Withdrawal Base will automatically be increased by an inflation adjustment on each contract anniversary after the first withdrawal from the Contract and will be increased if the Contract Owner elects a step-up benefit.  The Withdrawal Base will be reduced if cumulative withdrawals in a Contract Year exceed the Withdrawal Amount.

Inflation Adjustment.  The inflation adjustment is credited to the Withdrawal Base following the first withdrawal.  The inflation adjustment is made on each contract anniversary and equals (a) multiplied by (b), where:

(a)           is the current CPI Factor; and

(b)           is the average monthly value of the Withdrawal Base throughout the Contract Year.

CPI Factor.  The CPI Factor equals the ratio of (a) to (b), where:

(a)           is the greater of 0 and the difference between (1) and (2), where:

(1)           is the Consumer Price Index for All Urban Consumers (“CPI-U”) released in the previous month; and

(2)           is the CPI-U released twelve months prior to the most recent release; and

(b)           is the CPI-U released twelve months prior to the most recent release.

The CPI-U is published monthly by the United States Department of Labor.  If this index is discontinued or a new Index series is established on a different basis, the Company may establish a new basis for determining the CPI Factor.  The Contract Owner will be given at least 90 days notice prior to any such change.

The CPI Factor will be updated on the first day of the month of each contract anniversary.  On the first contract anniversary following the first withdrawal, the CPI Factor will be prorated for the partial year between the date of the first withdrawal and the contract anniversary.

Step-Up Benefit and Step-Up Benefit Date.  The Step-Up Benefit allows the Contract Owner to increase the Withdrawal Base to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.  This would increase the Withdrawal Amount which would then equal the increased Contract Value multiplied by the Withdrawal Percentage.

The first Step-Up Benefit Date a Contract Owner can elect is the third contract anniversary starting with the rider’s effective date.  Subsequent Step-Up Benefit Dates can be no earlier than the third anniversary of the previous Step-Up Benefit Date.

Election of a Step-Up Benefit must be made in writing by the Contract Owner and received by the Company, in good order, at least thirty days prior to the contract anniversary on which the Step-Up Benefit is effective.

Excess Withdrawal Reduction.  If your cumulative withdrawals in a Contract Year exceed the Withdrawal Amount, the Withdrawal Base will be reduced.  The Excess Withdrawal is the amount by which the cumulative withdrawals exceed the Withdrawal Amount.  The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b) where:

(a)           is the Withdrawal Base; and

(b)           is the Contract Value immediately prior to the withdrawal of the Excess Withdrawal.

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Waiting Bonus.  In addition to the adjustments to the Withdrawal Base described above, the Withdrawal Percentage can be increased by an amount (the “Waiting Bonus”) which is added to the Withdrawal Percentage if the first withdrawal is taken after a specified contract anniversary.  The Waiting Bonus percentages are as follows:

Contract Year at First Withdrawal	Waiting Bonus
0 - 5	0%
6 -10	0.5%
11 and later	1.0%

The Waiting Bonus will only be applied to purchase payments made prior to the first contract anniversary.  Purchase payments made after the first contract anniversary will become part of the Withdrawal Base but will not receive the Waiting Bonus.

Effect of Withdrawals Less Than the Withdrawal Amount.  If total withdrawals in a Contract Year are less than the Withdrawal Amount, the Withdrawal Amount is not increased in subsequent Contract Years.

Effect of Required Minimum Distributions on Withdrawal Amount.  If you have elected required Minimum Distribution withdrawals the Withdrawal Amount will be increased in any Contract Year in order to meet that Contract Year’s required minimum distribution requirement according to the Code.  This increase will not be treated as an Excess Withdrawal and applies only in relation to the required minimum distribution based on the value of the Contract.

Annuity Payments.  The Contract Owner can elect to receive annuity payments under one of the following options:

(a)                                  apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)                                 request that as of the annuity payment commencement date, annuity payments are made each year equal to the Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the Annuitant and Joint Annuitant for Joint Life Guarantees;

If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.

Remaining Payments When Contract Value is Reduced to Zero.  If the Contract Value is reduced to zero and the Withdrawal Base is still positive, such Remaining Payments will be made once each Contract Year.  In this situation, no additional purchase payments will be accepted.  The only provisions of the Contract that remain in effect are those that are associated with Remaining Guaranteed Lifetime Withdrawal Benefit Payments.

If the Contract Value is reduced to zero in a Contract Year and there is any Withdrawal Amount due for that year, the Contract Owner will receive any Remaining Payment, as of the date the Contract Value is reduced to zero.

Joint and Single Life Guarantees.  The Guaranteed Lifetime Withdrawal Benefit can be purchased on a single or a joint life basis.  A Joint Life Guarantee is issued when a Joint Annuitant is specified in the Contract Specifications.  The Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant.  The Joint Annuitant must be the spouse of the Annuitant on the rider effective date.  If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant, and the spouse must be the Joint Annuitant and Successor Owner.

A Single Life Guarantee is issued when a Joint Annuitant is not specified in the Contract Specifications.  The Withdrawal Amount is guaranteed over the lifetime of the Annuitant. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant.

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A Single Life Guarantee cannot be converted to a Joint Life Guarantee.  If no withdrawals have been taken, a Joint Life Guarantee can be changed to a Single Life Guarantee.  The Joint Annuitant can also be changed to the Annuitant’s current spouse if no withdrawals have been taken.  If a withdrawal has been taken, the Joint Annuitant cannot be changed.  The Joint Annuitant can be dropped from the Contract, but the charge for the Rider would remain at the Joint Life Guarantee charge.

Note that the Joint Guarantee Life Guarantee option acts like a second to die policy.  Therefore, the contract with the Joint Life Guarantee option is set up with one owner and two annuitants.  Upon the death of the first annuitant, the second annuitant becomes the successor owner.  The contract then stays in force, and the living benefit features continue until the death of the second annuitant.  Also note that the successor owner has no contractual rights while the owner is alive and steps into ownership upon the death of the owner.  The Spousal Joint Annuitant must always be the Contract Owner’s primary beneficiary unless the rider is changed to a Single Life Guarantee before withdrawals have begun.

Death Benefit Enhancement.  Prior to the Annuity Date and upon receipt of due proof of the Annuitant’s death for Single Life Guarantees, or the last death of the Annuitant and Joint Annuitant for Joint Life Guarantees, and the necessary forms to make payment to a Beneficiary, the Company will pay a Death Benefit Enhancement in addition to the death benefit provided in your Contract.  The Death Benefit Enhancement is equal to the remaining Death Benefit Enhancement Benefit Base (the “Benefit Base”), minus the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract.  The Death Benefit Enhancement cannot be less than zero. The maximum Death Benefit Enhancement is $1 million.

Benefit Base.  For purposes of calculating the Death Benefit Enhancement, the Benefit Base is the greatest of (a), (b) or (c) below, where:

(a)                                  is the Contract Value on the date of the first withdrawal, just before the first withdrawal; and

(b)                                 is the sum of (1) plus (2), where:

(1)                                  is the Contract Value on the rider effective date accumulated on a daily basis at a rate of 5% (3% for Contracts issued in Washington) until the earliest of (i) 10 years from the contract issue date until the earliest of:

(i)                                     10 years from the contract issue date;

(ii)                                  attainment of age 80 of the Annuitant, or age 80 of the younger of the Annuitant or the Joint Annuitant;

(iii)                               the date of the first withdrawal; and

(2)                                  is each purchase payment received after the rider effective date but prior to the first withdrawal accumulated on a daily basis at a rate of 5% (3% for Contracts issued in Washington) until the earliest of (i) 10 years from the contract issue date until the earliest of:

(i)                                     10 years from the contract issue date,

(ii)                                  attainment of age 80 of the Annuitant, or age 80 of the younger of the Annuitant or the Joint Annuitant,

(iii)                               the date of the first withdrawal; and

(c)                                  the highest Contract Value as of a contract anniversary date until the earliest of:

(i)                                     10 years from the contract issue date,

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(ii)                                  attainment of age 80 of the Annuitant for Single Life Guarantees, or age 80 of the younger of the Annuitant or the Joint Annuitant for Joint Life Guarantees;

(iii)                               the date of the first withdrawal.

Purchase payments made after the date of the first withdrawal will increase the Benefit Base on a dollar-for-dollar basis.

Any increase in the Guaranteed Withdrawal Benefit Base as a result of a Step-Up Benefit will increase the Death Benefit Enhancement Benefit Baseas of the Step-Up Benefit Date.

Effect of Withdrawals on the Benefit Base.  If total withdrawals in a Contract Year are less than the Withdrawal Amount, the Benefit Base is reduced for the withdrawals on a dollar-for-dollar basis.  If the total withdrawals in a Contract Year exceed the Withdrawal Amount, the Benefit Base is reduced for the amount of the Excess Withdrawals by multiplying the Excess Withdrawal by the ratio of (a) to (b) where

(a)           is the Benefit Base immediately prior to the Excess Withdrawal; and

(b)           is the Contract Value immediately prior to the withdrawal of the Excess Withdrawal.

Impact of Annuitant’s Death for Joint Life Guarantees.  If the Annuitant dies and the Joint Annuitant is still alive, the Joint Annuitant can surrender the Contract and get a Death Benefit equal to the Contract Value.  If no withdrawals have been taken, the guarantee converts to a Single Life Guarantee based on the Joint Annuitant’s lifetime.  If withdrawals have been taken, the guarantee does not change and the Withdrawal Amount applies to the Joint Annuitant’s lifetime.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.

If the Annuitant dies and the Joint Annuitant is still alive, a Death Benefit equal to the Contract Value is payable and the rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees.  If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid.  If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company to convert the guarantee to a Single Life Guarantee based on the Annuitant’s lifetime.  If the Annuitant does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken.  If withdrawals have been taken, the guarantee does not change and the Withdrawal Amount applies to the Annuitant’s lifetime.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.

For information on the cost of this package of enhancements, see “What Charges Do I Pay?” in this prospectus.

Termination of Rider.   This Rider will terminate:

(a)           on any contract anniversary, after the third contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the Rider;

(b)           if the Contract Value equals zero and there is no Withdrawal Amount due in future years;

(c)           upon full surrender of the Contract;

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(d)           on the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees; or

(e)           upon annuitization.

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STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 2009

ENHANCED CREDIT VARIABLE ANNUITY

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT

This statement of additional information is not a prospectus.  It should be read in conjunction with the current Prospectus dated May 1, 2009 for the individual variable and fixed annuity contract (the “Contract”).  The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the “Separate Account” in the Prospectus and this Statement of Additional Information).  To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”), Attn: SAI Request, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650.  Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.

Table of Contents

VARIABLE ANNUITY PAYMENTS	B-2
First Variable Annuity Payment	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3

DISTRIBUTION OF CONTRACTS	B-3

CUSTODIAN	B-4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	B-4

LEGAL MATTERS	B-4

FINANCIAL STATEMENTS	B-4

VARIABLE ANNUITY PAYMENTS

First Variable Annuity Payment

When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value.  The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen.  The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant’s age at the Annuity Date.  The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

Subsequent Variable Annuity Payments

The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity.  Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the Valuation Period.  Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

Annuity Units

For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date.  The number of your annuity units will not change as a result of investment experience.

Value of Annuity Units

The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established.  The value may increase or decrease from one Valuation Period to the next.  For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period.  The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

Net Investment Factor

For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period.

plus

The per share amount of any dividend or capital gain distributions by the mutual fund if the “ex-dividend” date occurs in the Valuation Period.

plus or minus

A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

Where (b) is:

The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period.

plus or minus

The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

Where (c) is:

The sum of the mortality and expense risk charge and the daily administration charge.  On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the Subaccount.

Assumed Interest Rate

Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts.  A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments.  A lower assumption would have the opposite effect.  If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

Valuation Period

Valuation Period is the period from one valuation of underlying fund assets to the next.  Valuation is performed each day the New York Stock Exchange is open for trading.

Transaction Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select.  We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET).  When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office.  Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

Hornor, Townsend & Kent, Inc. (“HTK”), a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of all annuity contracts funded through the Separate Account, including the Contract.  The address of HTK is 600 Dresher Road, Horsham, PA 19044.  For 2008, 2007 and 2006 Penn Mutual paid commissions of approximately $372,470, $519,830and $348,362, to HTK, respectively.

The Contracts will be distributed by HTK through broker-dealers.  Total commissions on purchase payments made under the Contract will not exceed 5 1/2% and trailer commissions based on a percentage of

Contract Value, other allowance and overrides may be paid. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

Penn Mutual is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of the Penn Mutual Variable Annuity Account III of the Company as of December 31, 2008 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.  PricewaterhouseCoopers LLP’s principal business address is at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract.  Their offices are located at 1701 Market Street, Philadelphia, PA.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages.  The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

			Limited
		Money	Maturity Bond	Quality
	Total	Market Fund†	Fund†	Bond Fund†
Assets:
Investments at market value	$1,817,945,056	$152,293,766	$55,447,192	$136,264,773
Dividends receivable	278,575	278,575	—	—
Receivable for securities sold	11,108,738	2,323,931	2,075,840	5,917,365

Liabilities:
Payable for securities purchased	12,736,886	—	—	—

Total Net Assets	$1,816,595,483	$154,896,272	$57,523,032	$142,182,138

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies		$79,831,194	$26,746,983	$68,068,059
Diversifier II/Optimizer/Retirement Planner VA Policies		10,981,354	4,217,894	19,589,023
Olympia XT Advisor Policies		—	—	—
Penn Freedom Advisor Policies		—	—	—
Pennant Select Policies		30,180,872	11,158,165	25,686,299
PennFreedom Policies		33,902,852	15,399,990	28,838,757

Total Net Assets		$154,896,272	$57,523,032	$142,182,138

Commander/Enhanced Credit VA accumulation of unit values		$12.15	$13.38	$14.96
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values		$24.77	$16.71	$33.45
Olympia XT Advisor accumulation of unit values		$—	$—	$—
Penn Freedom Advisor accumulation of unit values		$—	$—	$—
Pennant Select accumulation of unit values		$12.10	$13.45	$15.04
PennFreedom accumulation of unit values		$10.84	$11.83	$12.59

Cost of Investments	$2,590,453,470	$154,896,272	$57,421,120	$144,273,227

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

		Flexibly	Large	Large Cap
	High Yield	Managed	Growth Stock	Value
	Bond Fund†	Fund†	Fund†*	Fund†
Assets:
Investments at market value	$36,531,569	$706,575,405	$51,199,595	$60,832,232
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Payable for securities purchased	30,432	922,435	1,025,535	526,131

Total Net Assets	$36,501,137	$705,652,970	$50,174,060	$60,306,101

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$14,849,635	$304,287,054	$17,497,043	$16,037,723
Diversifier II/Optimizer/Retirement Planner VA Policies	10,779,737	163,830,357	16,485,576	30,949,841
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	6,359,113	106,571,435	7,358,300	8,841,389
PennFreedom Policies	4,512,652	130,964,124	8,833,141	4,477,148

Total Net Assets	$36,501,137	$705,652,970	$50,174,060	$60,306,101

Commander/Enhanced Credit VA accumulation of unit values	$11.72	$18.28	$4.02	$8.17
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$41.30	$109.61	$27.46	$34.00
Olympia XT Advisor accumulation of unit values	$—	$—	$—	$—
Penn Freedom Advisor accumulation of unit values	$—	$—	$—	$—
Pennant Select accumulation of unit values	$11.78	$18.37	$4.04	$8.21
PennFreedom accumulation of unit values	$11.24	$13.22	$5.73	$7.81

Cost of Investments	$53,900,585	$1,043,473,576	$82,375,068	$105,046,820

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	Large Cap		Mid Cap	Mid Cap
	Growth	Index 500	Growth	Value
	Fund†	Fund†	Fund†	Fund†
Assets:
Investments at market value	$10,660,790	$72,894,869	$31,956,699	$35,868,249
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Payable for securities purchased	197,990	1,361,885	1,089,250	684,603

Total Net Assets	$10,462,800	$71,532,984	$30,867,449	$35,183,646

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$4,712,757	$28,505,519	$12,417,340	$14,798,012
Diversifier II/Optimizer/Retirement Planner VA Policies	1,239,679	17,821,550	7,010,073	9,925,726
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	2,609,252	12,763,553	5,854,628	6,964,889
PennFreedom Policies	1,901,112	12,442,362	5,585,408	3,495,019

Total Net Assets	$10,462,800	$71,532,984	$30,867,449	$35,183,646

Commander/Enhanced Credit VA accumulation of unit values	$6.48	$7.49	$4.80	$11.51
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$6.54	$11.69	$10.41	$14.90
Olympia XT Advisor accumulation of unit values	$—	$—	$—	$—
Penn Freedom Advisor accumulation of unit values	$—	$—	$—	$—
Pennant Select accumulation of unit values	$6.50	$7.52	$4.82	$11.56
PennFreedom accumulation of unit values	$6.46	$8.14	$7.75	$9.66

Cost of Investments	$18,253,792	$103,052,731	$49,227,449	$66,752,539

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	Mid Core	Small Cap	Small Cap
	Value	Growth	Value	International
	Fund†**	Fund†	Fund†	Equity Fund†
Assets:
Investments at market value	$20,346,351	$23,838,374	$64,329,261	$124,254,618
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	511,933

Liabilities:
Payable for securities purchased	360,662	761,626	1,401,123	—

Total Net Assets	$19,985,689	$23,076,748	$62,928,138	$124,766,551

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$8,802,596	$8,427,805	$26,965,195	$52,222,318
Diversifier II/Optimizer/Retirement Planner VA Policies	1,902,009	7,937,197	15,383,549	31,991,579
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	3,963,889	4,375,824	11,753,055	17,492,311
PennFreedom Policies	5,317,195	2,335,922	8,826,339	23,060,343

Total Net Assets	$19,985,689	$23,076,748	$62,928,138	$124,766,551

Commander/Enhanced Credit VA accumulation of unit values	$9.09	$7.94	$16.02	$12.11
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$9.18	$14.79	$23.38	$26.74
Olympia XT Advisor accumulation of unit values	$—	$—	$—	$—
Penn Freedom Advisor accumulation of unit values	$—	$—	$—	$—
Pennant Select accumulation of unit values	$9.12	$7.98	$16.10	$12.17
PennFreedom accumulation of unit values	$9.06	$4.87	$12.50	$15.46

Cost of Investments	$35,156,068	$44,599,371	$100,134,966	$204,913,722

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	REIT	Balanced	Equity Income	Growth
	Fund†	Portfolio††(a)	Portfolio†††(a)	Portfolio†††(a)
Assets:
Investments at market value	$24,268,270	$—	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Payable for securities purchased	2,165,394	—	—	—

Total Net Assets	$22,102,876	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$11,013,949	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	2,683,331	—	—	—
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	3,987,772	—	—	—
PennFreedom Policies	4,417,824	—	—	—

Total Net Assets	$22,102,876	$—	$—	$—

Commander/Enhanced Credit VA accumulation of unit values	$11.51	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$11.63	$—	$—	$—
Olympia XT Advisor accumulation of unit values	$—	$—	$—	$—
Penn Freedom Advisor accumulation of unit values	$—	$—	$—	$—
Pennant Select accumulation of unit values	$11.55	$—	$—	$—
PennFreedom accumulation of unit values	$11.47	$—	$—	$—

Cost of Investments	$43,942,555	$—	$—	$—

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

		Emerging	V.I. Capital
	Asset Manager	Markets Equity	Appreciation	High Income Bond
	Portfolio†††(a)	(Int’l) Portfolio††††(a)	Fund ‡	Fund II ‡‡
Assets:
Investments at market value	$—	$—	$43,444	$56,685
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	1,537	13,416

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$—	$44,981	$70,101

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	—	—	—	—
Olympia XT Advisor Policies	—	—	19,108	49,661
Penn Freedom Advisor Policies	—	—	25,873	20,440
Pennant Select Policies	—	—	—	—
PennFreedom Policies	—	—	—	—

Total Net Assets	$—	$—	$44,981	$70,101

Commander/Enhanced Credit VA accumulation of unit values	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$—	$—	$—	$—
Olympia XT Advisor accumulation of unit values	$—	$—	$7.57	$10.42
Penn Freedom Advisor accumulation of unit values	$—	$—	$7.47	$10.28
Pennant Select accumulation of unit values	$—	$—	$—	$—
PennFreedom accumulation of unit values	$—	$—	$—	$—

Cost of Investments	$—	$—	$62,481	$92,949

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

			Russell 2000
	Financial Services	Health Care	Advantage	Nova
	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡
Assets:
Investments at market value	$16,015	$5,577	$56,268	$34,160
Dividends receivable	—	—	—	—
Receivable for securities sold	1	—	2	1,268

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$16,016	$5,577	$56,270	$35,428

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	—	—	—	—
Olympia XT Advisor Policies	12,629	—	45,132	31,806
Penn Freedom Advisor Policies	3,387	5,577	11,138	3,622
Pennant Select Policies	—	—	—	—
PennFreedom Policies	—	—	—	—

Total Net Assets	$16,016	$5,577	$56,270	$35,428

Commander/Enhanced Credit VA accumulation of unit values	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$—	$—	$—	$—
Olympia XT Advisor accumulation of unit values	$5.64	$9.98	$6.64	$5.84
Penn Freedom Advisor accumulation of unit values	$5.56	$9.85	$6.56	$5.77
Pennant Select accumulation of unit values	$—	$—	$—	$—
PennFreedom accumulation of unit values	$—	$—	$—	$—

Cost of Investments	$30,504	$7,241	$62,320	$66,155

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

			Inverse S&P	Government Long
	NASDAQ-100	Technology	500 Index	Bond Advantage
	Fund‡‡‡***	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡
Assets:
Investments at market value	$21,436	$3,538	$1,716	$336,334
Dividends receivable	—	—	—	—
Receivable for securities sold	1	—	—	1,313

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$21,437	$3,538	$1,716	$337,647

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	—	—	—	—
Olympia XT Advisor Policies	21,437	—	—	323,515
Penn Freedom Advisor Policies	—	3,538	1,716	14,132
Pennant Select Policies	—	—	—	—
PennFreedom Policies	—	—	—	—

Total Net Assets	$21,437	$3,538	$1,716	$337,647

Commander/Enhanced Credit VA accumulation of unit values	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$—	$—	$—	$—
Olympia XT Advisor accumulation of unit values	$8.23	$7.42	$9.38	$19.67
Penn Freedom Advisor accumulation of unit values	$8.12	$7.32	$9.26	$19.41
Pennant Select accumulation of unit values	$—	$—	$—	$—
PennFreedom accumulation of unit values	$—	$—	$—	$—

Cost of Investments	$32,972	$6,787	$1,754	$253,388

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	U.S. Government			International
	Money Market	Utilites	Equity Income	Stock
	Fund‡‡‡	Fund‡‡‡	Portfolio II ‡‡‡‡	Portfolio ‡‡‡‡‡
Assets:
Investments at market value	$585,963	$32,454	$158,960	$66,763
Dividends receivable	—	—	—	—
Receivable for securities sold	—	1,288	1,688	3

Liabilities:
Payable for securities purchased	20,459	—	—	—

Total Net Assets	$565,504	$33,742	$160,648	$66,766

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	—	—	—	—
Olympia XT Advisor Policies	334,040	23,147	134,370	50,301
Penn Freedom Advisor Policies	231,464	10,595	26,278	16,465
Pennant Select Policies	—	—	—	—
PennFreedom Policies	—	—	—	—

Total Net Assets	$565,504	$33,742	$160,648	$66,766

Commander/Enhanced Credit VA accumulation of unit values	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$—	$—	$—	$—
Olympia XT Advisor accumulation of unit values	$10.20	$10.18	$8.69	$8.76
Penn Freedom Advisor accumulation of unit values	$10.07	$10.05	$8.70	$8.65
Pennant Select accumulation of unit values	$—	$—	$—	$—
PennFreedom accumulation of unit values	$—	$—	$—	$—

Cost of Investments	$565,504	$46,957	$222,720	$141,883

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	Large Core	Large Core	SMID Cap	SMID Cap
	Growth	Value	Growth	Value
	Fund†	Fund†	Fund†	Fund†
Assets:
Investments at market value	$42,101,152	$62,182,817	$455,445	$355,678
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Payable for securities purchased	347,177	688,304	2,785	2,213

Total Net Assets	$41,753,975	$61,494,513	$452,660	$353,465

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$10,455,733	$22,219,536	$85,086	$177,405
Diversifier II/Optimizer/Retirement Planner VA Policies	21,058,271	18,495,239	36,045	20,103
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	6,887,859	10,686,752	40,724	45,545
PennFreedom Policies	3,352,112	10,092,986	290,805	110,412

Total Net Assets	$41,753,975	$61,494,513	$452,660	$353,465

Commander/Enhanced Credit VA accumulation of unit values	$6.12	$7.26	$6.47	$6.80
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$6.13	$7.26	$6.47	$6.81
Olympia XT Advisor accumulation of unit values	$—	$—	$—	$—
Penn Freedom Advisor accumulation of unit values	$—	$—	$—	$—
Pennant Select accumulation of unit values	$6.13	$7.26	$6.47	$6.80
PennFreedom accumulation of unit values	$6.12	$7.26	$6.47	$6.80

Cost of Investments	$66,812,255	$83,969,735	$518,018	$363,224

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	Emerging	Small Cap	Developed
	Markets Equity	Index	International	Balanced
	Fund†	Fund†	Index Fund†	Fund†
Assets:
Investments at market value	$32,389,920	$232,425	$273,417	$31,872,423
Dividends receivable	—	—	—	—
Receivable for securities sold	—	2,643	—	87,800

Liabilities:
Payable for securities purchased	626,906	—	3,780	—

Total Net Assets	$31,763,014	$235,068	$269,637	$31,960,223

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$15,182,326	$60,546	$167,841	$10,423,181
Diversifier II/Optimizer/Retirement Planner VA Policies	6,487,252	—	20,374	11,451,429
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	5,187,034	89,506	4,066	6,999,150
PennFreedom Policies	4,906,402	85,016	77,356	3,086,463

Total Net Assets	$31,763,014	$235,068	$269,637	$31,960,223

Commander/Enhanced Credit VA accumulation of unit values	$5.98	$6.97	$7.11	$8.48
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$5.99	$6.97	$7.12	$8.49
Olympia XT Advisor accumulation of unit values	$—	$—	$—	$—
Penn Freedom Advisor accumulation of unit values	$—	$—	$—	$—
Pennant Select accumulation of unit values	$5.98	$6.97	$7.12	$8.48
PennFreedom accumulation of unit values	$5.98	$6.97	$7.11	$8.48

Cost of Investments	$50,886,747	$232,329	$267,582	$38,535,753

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

	Aggressive	Moderately	Moderate	Moderately
	Allocation	Aggressive	Allocation	Conservative
	Fund†	Allocation Fund†	Fund†	Allocation Fund†
Assets:
Investments at market value	$895,191	$10,632,740	$12,445,360	$7,568,026
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	51,835

Liabilities:
Payable for securities purchased	154	153,220	364,822	—

Total Net Assets	$895,037	$10,479,520	$12,080,538	$7,619,861

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$44,812	$3,478,176	$4,759,758	$1,815,151
Diversifier II/Optimizer/Retirement Planner VA Policies	14,727	129,910	252,909	527,329
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	140,231	940,582	3,679,243	2,501,631
PennFreedom Policies	695,267	5,930,852	3,388,628	2,775,750

Total Net Assets	$895,037	$10,479,520	$12,080,538	$7,619,861

Commander/Enhanced Credit VA accumulation of unit values	$7.03	$7.76	$8.08	$8.61
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$7.03	$7.76	$8.09	$8.61
Olympia XT Advisor accumulation of unit values	$—	$—	$—	$—
Penn Freedom Advisor accumulation of unit values	$—	$—	$—	$—
Pennant Select accumulation of unit values	$7.03	$7.76	$8.08	$8.61
PennFreedom accumulation of unit values	$7.02	$7.75	$8.08	$8.61

Cost of Investments	$864,943	$10,618,210	$12,482,763	$7,945,898

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2008

(continued)

Conservative
Allocation
Fund†
Assets:
Investments at market value	$7,559,136
Dividends receivable	—
Receivable for securities sold	116,874

Liabilities:
Payable for securities purchased	—

Total Net Assets	$7,676,010

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$2,894,606
Diversifier II/Optimizer/Retirement Planner VA Policies	5,217
Olympia XT Advisor Policies	—
Penn Freedom Advisor Policies	—
Pennant Select Policies	2,659,387
PennFreedom Policies	2,116,800

Total Net Assets	$7,676,010

Commander/Enhanced Credit VA accumulation of unit values	$9.29
Diversifier II/Optimizer/Retirement Planner VA accumulation of unit values	$9.29
Olympia XT Advisor accumulation of unit values	$—
Penn Freedom Advisor accumulation of unit values	$—
Pennant Select accumulation of unit values	$9.29
PennFreedom accumulation of unit values	$9.29

Cost of Investments	$7,942,537

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

			Limited
		Money	Maturity Bond	Quality
	Total	Market Fund†	Fund†	Bond Fund†
Net Investment Income (Loss):
Dividends	$54,382,840	$2,808,735	$1,977,763	$6,764,802
Expense:
Mortality and expense risk and administration charges	28,516,575	1,384,035	678,233	1,809,882

Net investment income (loss)	25,866,265	1,424,700	1,299,530	4,954,920

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(76,945,158)	—	119,096	(47,203)
Realized gains distributions	44,758,041	—	—	2,387,543

Net realized gain (loss) from investment transactions	(32,187,117)	—	119,096	2,340,340

Net change in unrealized appreciation (depreciation) of investments	(806,531,136)	—	567,414	(2,076,525)

Net realized and unrealized gain (loss) on investments	(838,718,253)	—	686,510	263,815

Net increase (decrease) in net assets resulting from operations	$(812,851,988)	$1,424,700	$1,986,040	$5,218,735

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account Investment in Neuberger Berman Advisers Management Trust
††
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

		Flexibly	Large	Large Cap
	High Yield	Managed	Growth Stock	Value
	Bond Fund†	Fund†	Fund†*	Fund†
Net Investment Income (Loss):
Dividends	$4,592,023	$24,674,678	$151,395	$1,551,851
Expense:
Mortality and expense risk and administration charges	617,519	11,589,194	876,726	1,191,202

Net investment income (loss)	3,974,504	13,085,484	(725,331)	360,649

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(2,531,070)	5,017,115	(5,916,587)	(1,182,047)
Realized gains distributions	—	11,745,728	—	805,560

Net realized gain (loss) from investment transactions	(2,531,070)	16,762,843	(5,916,587)	(376,487)

Net change in unrealized appreciation (depreciation) of investments	(14,320,673)	(324,443,270)	(29,957,228)	(53,354,018)

Net realized and unrealized gain (loss) on investments	(16,851,743)	(307,680,427)	(35,873,815)	(53,730,505)

Net increase (decrease) in net assets resulting from operations	$(12,877,239)	$(294,594,943)	$(36,599,146)	$(53,369,856)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	Large Cap		Mid Cap	Mid Cap
	Growth	Index 500	Growth	Value
	Fund†	Fund†	Fund†	Fund†
Net Investment Income (Loss):
Dividends	$56,750	$2,002,340	$—	$510,093
Expense:
Mortality and expense risk and administration charges	195,049	1,164,188	600,415	700,370

Net investment income (loss)	(138,299)	838,152	(600,415)	(190,277)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(505,182)	(1,567,388)	1,006,044	(2,859,192)
Realized gains distributions	272,118	—	—	—

Net realized gain (loss) from investment transactions	(233,064)	(1,567,388)	1,006,044	(2,859,192)

Net change in unrealized appreciation (depreciation) of investments	(7,982,122)	(40,690,907)	(30,679,304)	(30,092,829)

Net realized and unrealized gain (loss) on investments	(8,215,186)	(42,258,295)	(29,673,260)	(32,952,021)

Net increase (decrease) in net assets resulting from operations	$(8,353,485)	$(41,420,143)	$(30,273,675)	$(33,142,298)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	Mid Core	Small Cap	Small Cap
	Value	Growth	Value	International
	Fund†**	Fund†	Fund†	Equity Fund†
Net Investment Income (Loss):
Dividends	$465,709	$—	$694,686	$3,963,099
Expense:
Mortality and expense risk and administration charges	337,998	421,540	1,037,090	2,183,639

Net investment income (loss)	127,711	(421,540)	(342,404)	1,779,460

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(3,104,497)	(4,765,683)	(6,398,647)	1,644,742
Realized gains distributions	868,730	—	1,170,756	7,090,188

Net realized gain (loss) from investment transactions	(2,235,767)	(4,765,683)	(5,227,891)	8,734,930

Net change in unrealized appreciation (depreciation) of investments	(11,204,731)	(18,280,621)	(19,549,283)	(103,200,186)

Net realized and unrealized gain (loss) on investments	(13,440,498)	(23,046,304)	(24,777,174)	(94,465,256)

Net increase (decrease) in net assets resulting from operations	$(13,312,787)	$(23,467,844)	$(25,119,578)	$(92,685,796)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	REIT	Balanced	Equity Income	Growth
	Fund†	Portfolio††(b)	Portfolio†††(b)	Portfolio†††(b)
Net Investment Income (Loss):
Dividends	$1,129,112	$—	$—	$—
Expense:
Mortality and expense risk and administration charges	386,834	219,394	779,470	629,811

Net investment income (loss)	742,278	(219,394)	(779,470)	(629,811)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(3,987,314)	(4,441,989)	(17,831,324)	3,229,736
Realized gains distributions	—	—	88,123	—

Net realized gain (loss) from investment transactions	(3,987,314)	(4,441,989)	(17,743,201)	3,229,736

Net change in unrealized appreciation (depreciation) of investments	(9,930,582)	781,028	835,101	(17,768,621)

Net realized and unrealized gain (loss) on investments	(13,917,896)	(3,660,961)	(16,908,100)	(14,538,885)

Net increase (decrease) in net assets resulting from operations	$(13,175,618)	$(3,880,355)	$(17,687,570)	$(15,168,696)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

		Emerging	V.I. Capital
	Asset Manager	Markets Equity	Appreciation	High Income Bond
	Portfolio†††(b)	(Int’l) Portfolio††††(b)	Fund ‡	Fund II ‡‡
Net Investment Income (Loss):
Dividends	$—	$—	$—	$25,061
Expense:
Mortality and expense risk and administration charges	152,185	585,042	1,192	3,770

Net investment income (loss)	(152,185)	(585,042)	(1,192)	21,291

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(1,373,314)	(21,101,530)	(25,465)	(51,553)
Realized gains distributions	1,592,883	18,696,571	—	—

Net realized gain (loss) from investment transactions	219,569	(2,404,959)	(25,465)	(51,553)

Net change in unrealized appreciation (depreciation) of investments	(1,171,020)	(19,487,143)	(23,323)	(23,478)

Net realized and unrealized gain (loss) on investments	(951,451)	(21,892,102)	(48,788)	(75,031)

Net increase (decrease) in net assets resulting from operations	$(1,103,636)	$(22,477,144)	$(49,980)	$(53,740)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

			Russell 2000
	Financial Services	Health Care	Advantage	Nova
	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡
Net Investment Income (Loss):
Dividends	$—	$—	$104	$238
Expense:
Mortality and expense risk and administration charges	413	235	1,056	2,007

Net investment income (loss)	(413)	(235)	(952)	(1,769)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(13,033)	(7,594)	(54,178)	(72,464)
Realized gains distributions	—	250	—	—

Net realized gain (loss) from investment transactions	(13,033)	(7,344)	(54,178)	(72,464)

Net change in unrealized appreciation (depreciation) of investments	(1,740)	(1,056)	8,313	(21,558)

Net realized and unrealized gain (loss) on investments	(14,773)	(8,400)	(45,865)	(94,022)

Net increase (decrease) in net assets resulting from operations	$(15,186)	$(8,635)	$(46,817)	$(95,791)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

			Inverse S&P	Government Long
	NASDAQ-100	Technology	500 Index	Bond Advantage
	Fund‡‡‡***	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡
Net Investment Income (Loss):
Dividends	$53	$—	$—	$4,982
Expense:
Mortality and expense risk and administration charges	1,216	94	99	2,467

Net investment income (loss)	(1,163)	(94)	(99)	2,515

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(47,160)	(2,993)	4,613	21,036
Realized gains distributions	—	698	—	—

Net realized gain (loss) from investment transactions	(47,160)	(2,295)	4,613	21,036

Net change in unrealized appreciation (depreciation) of investments	(21,995)	(3,072)	(38)	76,408

Net realized and unrealized gain (loss) on investments	(69,155)	(5,367)	4,575	97,444

Net increase (decrease) in net assets resulting from operations	$(70,318)	$(5,461)	$4,476	$99,959

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	U.S. Government			International
	Money Market	Utilites	Equity Income	Stock
	Fund‡‡‡	Fund‡‡‡	Portfolio II ‡‡‡‡	Portfolio ‡‡‡‡‡
Net Investment Income (Loss):
Dividends	$6,349	$182	$4,827	$2,132
Expense:
Mortality and expense risk and administration charges	7,184	840	3,137	1,882

Net investment income (loss)	(835)	(658)	1,690	250

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	(14,645)	(68,740)	(26,117)
Realized gains distributions	—	483	8,658	4,118

Net realized gain (loss) from investment transactions	—	(14,162)	(60,082)	(21,999)

Net change in unrealized appreciation (depreciation) of investments	—	(6,481)	(39,427)	(61,694)

Net realized and unrealized gain (loss) on investments	—	(20,643)	(99,509)	(83,693)

Net increase (decrease) in net assets resulting from operations	$(835)	$(21,301)	$(97,819)	$(83,443)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	Large Core	Large Core	SMID Cap	SMID Cap
	Growth	Value	Growth	Value
	Fund†(c)	Fund†(c)	Fund†(c)	Fund†(c)
Net Investment Income (Loss):
Dividends	$97,219	$597,492	$—	$1,578
Expense:
Mortality and expense risk and administration charges	223,254	311,454	1,054	621

Net investment income (loss)	(126,035)	286,038	(1,054)	957

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(2,110,952)	(2,022,428)	(19,359)	(10,951)
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	(2,110,952)	(2,022,428)	(19,359)	(10,951)

Net change in unrealized appreciation (depreciation) of investments	(25,058,280)	(22,475,222)	(65,358)	(9,759)

Net realized and unrealized gain (loss) on investments	(27,169,232)	(24,497,650)	(84,717)	(20,710)

Net increase (decrease) in net assets resulting from operations	$(27,295,267)	$(24,211,612)	$(85,771)	$(19,753)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	Emerging	Small Cap	Developed
	Markets Equity	Index	International	Balanced
	Fund†(c)	Fund†(c)	Index Fund†(c)	Fund†(c)
Net Investment Income (Loss):
Dividends	$121,614	$1,335	$975	$1,254,196
Expense:
Mortality and expense risk and administration charges	170,989	392	412	161,062

Net investment income (loss)	(49,375)	943	563	1,093,134

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(3,916,284)	(16,962)	(95)	(1,287,293)
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	(3,916,284)	(16,962)	(95)	(1,287,293)

Net change in unrealized appreciation (depreciation) of investments	(19,123,734)	2,739	2,055	(6,575,530)

Net realized and unrealized gain (loss) on investments	(23,040,018)	(14,223)	1,960	(7,862,823)

Net increase (decrease) in net assets resulting from operations	$(23,089,393)	$(13,280)	$2,523	$(6,769,689)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

	Aggressive	Moderately	Moderate	Moderately
	Allocation	Aggressive	Allocation	Conservative
	Fund†(c)	Allocation Fund†(c)	Fund†(c)	Allocation Fund†(c)
Net Investment Income (Loss):
Dividends	$12,966	$196,824	$266,029	$208,417
Expense:
Mortality and expense risk and administration charges	1,580	16,233	22,448	20,907

Net investment income (loss)	11,386	180,591	243,581	187,510

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(9,212)	(25,998)	(165,626)	(313,683)
Realized gains distributions	943	4,213	5,337	14,081

Net realized gain (loss) from investment transactions	(8,269)	(21,785)	(160,289)	(299,602)

Net change in unrealized appreciation (depreciation) of investments	30,094	(138,691)	(402,225)	(326,036)

Net realized and unrealized gain (loss) on investments	21,825	(160,476)	(562,514)	(625,638)

Net increase (decrease) in net assets resulting from operations	$33,211	$20,115	$(318,933)	$(438,128)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008

(continued)

Conservative
Allocation
Fund†(c)
Net Investment Income (Loss):
Dividends	$237,231
Expense:
Mortality and expense risk and administration charges	20,761

Net investment income (loss)	216,470

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(91,788)
Realized gains distributions	1,060

Net realized gain (loss) from investment transactions	(90,728)

Net change in unrealized appreciation (depreciation) of investments	(266,528)

Net realized and unrealized gain (loss) on investments	(357,256)

Net increase (decrease) in net assets resulting from operations	$(140,786)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2008 AND 2007

					Limited Maturity
	Total		Money Market Fund†		Bond Fund†
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$25,866,265	$18,831,145	$1,424,700	$1,583,739	$1,299,530	$1,218,444
Net realized gains (losses) from investment transactions	(32,187,117)	253,543,154	—	—	119,096	(22,819)
Net change in unrealized appreciation (depreciation) of investments	(806,531,136)	(145,267,319)	—	—	567,414	304,001
Net increase (decrease) in net assets resulting from operations	(812,851,988)	127,106,980	1,424,700	1,583,739	1,986,040	1,499,626

Variable Annuity Activities:
Purchase payments	266,058,079	380,052,861	20,698,457	11,712,755	11,062,967	10,412,178
Surrender benefits	(230,828,729)	(242,837,521)	(24,302,796)	(14,400,079)	(5,922,537)	(2,953,849)
Net transfers	48,782,924	108,578,187	108,574,866	24,571,964	7,157,695	6,226,663
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	(198,387)	(159,722)	(279)	(1,673)	—	—
Contract administration charges	(7,222,314)	(5,279,686)	(363,461)	(116,730)	(209,575)	(96,654)
Annuity benefits	(43,413,785)	(51,263,759)	(2,489,286)	(2,129,707)	(1,745,735)	(1,094,679)
Net increase (decrease) in net assets resulting from variable annuity activities	33,177,788	189,090,360	102,117,501	19,636,530	10,342,815	12,493,659
Total increase (decrease) in net assets	(779,674,200)	316,197,340	103,542,201	21,220,269	12,328,855	13,993,285
Net Assets:
Beginning of year	2,596,269,683	2,280,072,343	51,354,071	30,133,802	45,194,177	31,200,892
End of year	$1,816,595,483	$2,596,269,683	$154,896,272	$51,354,071	$57,523,032	$45,194,177

	Quality Bond Fund†		High Yield Bond Fund†		Flexibly Managed Fund†
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$4,954,920	$4,131,682	$3,974,504	$3,431,428	$13,085,484	$10,736,510
Net realized gains (losses) from investment transactions	2,340,340	27,834	(2,531,070)	(944,681)	16,762,843	116,515,386
Net change in unrealized appreciation (depreciation) of investments	(2,076,525)	1,968,973	(14,320,673)	(1,200,659)	(324,443,270)	(97,519,301)
Net increase (decrease) in net assets resulting from operations	5,218,735	6,128,489	(12,877,239)	1,286,088	(294,594,943)	29,732,595

Variable Annuity Activities:
Purchase payments	18,737,927	19,170,852	4,135,618	5,312,157	88,622,973	160,510,781
Surrender benefits	(15,365,209)	(8,497,287)	(6,682,091)	(5,626,181)	(80,599,409)	(95,904,523)
Net transfers	4,611,438	8,808,359	(3,912,354)	(247,504)	(50,892,338)	40,006,870
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	(1,412)	(1,426)	(1,324)	—	(131,229)	(75,355)
Contract administration charges	(513,601)	(304,856)	(128,194)	(115,147)	(2,910,141)	(2,207,004)
Annuity benefits	(2,891,512)	(2,798,440)	(1,445,216)	(1,433,998)	(19,273,560)	(25,693,617)
Net increase (decrease) in net assets resulting from variable annuity activities	4,577,631	16,377,202	(8,033,561)	(2,110,673)	(65,183,704)	76,637,152
Total increase (decrease) in net assets	9,796,366	22,505,691	(20,910,800)	(824,585)	(359,778,647)	106,369,747
Net Assets:
Beginning of year	132,385,772	109,880,081	57,411,937	58,236,522	1,065,431,617	959,061,870
End of year	$142,182,138	$132,385,772	$36,501,137	$57,411,937	$705,652,970	$1,065,431,617

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008,  NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2008 AND 2007

(continued)

	Large Growth				Large Cap Growth
	Stock Fund†*		Large Cap Value Fund†		Fund†
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$(725,331)	$(641,682)	$360,649	$193,288	$(138,299)	$(142,973)
Net realized gains (losses) from investment transactions	(5,916,587)	(3,083,187)	(376,487)	23,178,201	(233,064)	1,448,822
Net change in unrealized appreciation (depreciation) of investments	(29,957,228)	9,268,458	(53,354,018)	(20,029,585)	(7,982,122)	(622,856)
Net increase (decrease) in net assets resulting from operations	(36,599,146)	5,543,589	(53,369,856)	3,341,904	(8,353,485)	682,993

Variable Annuity Activities:
Purchase payments	9,329,936	15,079,101	4,186,661	9,546,164	1,511,238	2,000,397
Surrender benefits	(6,540,798)	(8,019,799)	(10,918,966)	(14,041,726)	(1,483,300)	(1,887,355)
Net transfers	1,936,985	4,576,943	(6,374,467)	(3,668,040)	(497,534)	(973,685)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	(17,099)	(22,270)	—	—
Contract administration charges	(247,645)	(174,752)	(193,412)	(195,912)	(53,331)	(49,342)
Annuity benefits	(1,007,087)	(1,071,589)	(1,377,182)	(1,982,561)	(202,454)	(208,060)
Net increase (decrease) in net assets resulting from variable annuity activities	3,471,391	10,389,904	(14,694,465)	(10,364,345)	(725,381)	(1,118,045)
Total increase (decrease) in net assets	(33,127,755)	15,933,493	(68,064,321)	(7,022,441)	(9,078,866)	(435,052)
Net Assets:
Beginning of year	83,301,815	67,368,322	128,370,422	135,392,863	19,541,666	19,976,718
End of year	$50,174,060	$83,301,815	$60,306,101	$128,370,422	$10,462,800	$19,541,666

	Index 500		Mid Cap		Mid Cap
	Fund†		Growth Fund†		Value Fund†
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$838,152	$437,641	$(600,415)	$(630,833)	$(190,277)	$(75,614)
Net realized gains (losses) from investment transactions	(1,567,388)	1,428,701	1,006,044	2,061,246	(2,859,192)	7,245,680
Net change in unrealized appreciation (depreciation) of investments	(40,690,907)	1,892,316	(30,679,304)	8,970,443	(30,092,829)	(5,593,238)
Net increase (decrease) in net assets resulting from operations	(41,420,143)	3,758,658	(30,273,675)	10,400,856	(33,142,298)	1,576,828

Variable Annuity Activities:
Purchase payments	11,379,172	16,800,266	5,076,444	10,253,660	4,791,340	10,249,648
Surrender benefits	(9,182,318)	(11,204,341)	(4,825,771)	(4,829,147)	(5,768,948)	(6,633,356)
Net transfers	3,804,330	2,809,119	(48,877)	3,883,400	(4,607,387)	(1,060,280)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	(2,597)	(3,320)	—	—	—	—
Contract administration charges	(325,877)	(253,801)	(165,311)	(109,566)	(152,950)	(147,189)
Annuity benefits	(1,829,265)	(1,622,471)	(583,820)	(698,748)	(693,745)	(1,099,059)
Net increase (decrease) in net assets resulting from variable annuity activities	3,843,445	6,525,452	(547,335)	8,499,599	(6,431,690)	1,309,764
Total increase (decrease) in net assets	(37,576,698)	10,284,110	(30,821,010)	18,900,455	(39,573,988)	2,886,592
Net Assets:
Beginning of year	109,109,682	98,825,572	61,688,459	42,788,004	74,757,634	71,871,042
End of year	$71,532,984	$109,109,682	$30,867,449	$61,688,459	$35,183,646	$74,757,634

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008,  NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2008 AND 2007

(continued)

	Mid Core Value				Small Cap
	Fund†**		Small Cap Growth Fund†		Value Fund†
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$127,711	$(200,614)	$(421,540)	$(629,145)	$(342,404)	$(591,080)
Net realized gains (losses) from investment transactions	(2,235,767)	4,772,615	(4,765,683)	(2,499,848)	(5,227,891)	19,566,995
Net change in unrealized appreciation (depreciation) of investments	(11,204,731)	(5,018,900)	(18,280,621)	6,350,714	(19,549,283)	(26,114,040)
Net increase (decrease) in net assets resulting from operations	(13,312,787)	(446,899)	(23,467,844)	3,221,721	(25,119,578)	(7,138,125)

Variable Annuity Activities:
Purchase payments	5,208,115	7,621,784	3,036,694	3,800,614	6,849,713	14,635,899
Surrender benefits	(1,811,667)	(2,047,888)	(3,874,099)	(6,356,389)	(8,355,430)	(9,927,878)
Net transfers	(1,447,567)	807,895	(536,197)	(4,631,055)	(8,251,223)	423,071
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	(19,368)	(24,158)
Contract administration charges	(93,266)	(64,762)	(94,103)	(109,126)	(270,879)	(234,888)
Annuity benefits	(503,105)	(338,029)	(529,121)	(588,366)	(1,250,785)	(1,816,199)
Net increase (decrease) in net assets resulting from variable annuity activities	1,352,510	5,979,000	(1,996,826)	(7,884,322)	(11,297,972)	3,055,847
Total increase (decrease) in net assets	(11,960,277)	5,532,101	(25,464,670)	(4,662,601)	(36,417,550)	(4,082,278)
Net Assets:
Beginning of year	31,945,966	26,413,865	48,541,418	53,204,019	99,345,688	103,427,966
End of year	$19,985,689	$31,945,966	$23,076,748	$48,541,418	$62,928,138	$99,345,688

			REIT		Balanced
	International Equity Fund†		Fund†		Portfolio††
	2008	2007	2008	2007	2008(b)	2007
Operations:
Net investment income (loss)	$1,779,460	$(1,220,994)	$742,278	$611,981	$(219,394)	$(18,489)
Net realized gains (losses) from investment transactions	8,734,930	45,934,094	(3,987,314)	8,923,501	(4,441,989)	(926,637)
Net change in unrealized appreciation (depreciation) of investments	(103,200,186)	(13,660,479)	(9,930,582)	(18,866,841)	781,028	4,633,459
Net increase (decrease) in net assets resulting from operations	(92,685,796)	31,052,621	(13,175,618)	(9,331,359)	(3,880,355)	3,688,333

Variable Annuity Activities:
Purchase payments	22,462,819	37,766,077	4,256,462	9,634,341	1,554,489	1,945,044
Surrender benefits	(14,029,984)	(14,592,294)	(2,594,088)	(2,631,034)	(1,923,362)	(2,859,097)
Net transfers	(4,362,165)	14,118,320	(2,033,970)	(6,235,735)	(26,034,274)	2,140,396
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	(2,917)	(3,873)	—	—
Contract administration charges	(626,028)	(413,012)	(121,275)	(112,433)	(45,687)	(51,003)
Annuity benefits	(2,181,778)	(2,777,651)	(434,569)	(804,999)	(549,668)	(595,525)
Net increase (decrease) in net assets resulting from variable annuity activities	1,262,864	34,101,440	(930,357)	(153,733)	(26,998,502)	579,815
Total increase (decrease) in net assets	(91,422,932)	65,154,061	(14,105,975)	(9,485,092)	(30,878,857)	4,268,148
Net Assets:
Beginning of year	216,189,483	151,035,422	36,208,851	45,693,943	30,878,857	26,610,709
End of year	$124,766,551	$216,189,483	$22,102,876	$36,208,851	$—	$30,878,857

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008,  NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2008 AND 2007

(continued)

	Equity Income		Growth		Asset Manager
	Portfolio†††		Portfolio†††		Portfolio†††
	2008(b)	2007	2008(b)	2007	2008(b)	2007
Operations:
Net investment income (loss)	$(779,470)	$674,518	$(629,811)	$(335,849)	$(152,185)	$769,079
Net realized gains (losses) from investment transactions	(17,743,201)	12,968,918	3,229,736	2,214,615	219,569	486,985
Net change in unrealized appreciation (depreciation) of investments	835,101	(13,698,353)	(17,768,621)	16,829,116	(1,171,020)	786,649
Net increase (decrease) in net assets resulting from operations	(17,687,570)	(54,917)	(15,168,696)	18,707,882	(1,103,636)	2,042,713

Variable Annuity Activities:
Purchase payments	7,714,806	16,380,953	3,265,691	4,335,469	1,034,843	1,472,947
Surrender benefits	(5,498,219)	(9,985,672)	(6,215,094)	(11,904,564)	(1,297,628)	(2,008,936)
Net transfers	(90,554,347)	4,470,560	(73,893,300)	962,684	(14,937,850)	502,738
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	(15,460)	(27,647)	—	—	—	—
Contract administration charges	(169,339)	(200,982)	(98,277)	(134,709)	(25,685)	(25,973)
Annuity benefits	(1,772,345)	(1,963,241)	(1,131,316)	(1,058,788)	(269,690)	(520,956)
Net increase (decrease) in net assets resulting from variable annuity activities	(90,294,904)	8,673,971	(78,072,296)	(7,799,908)	(15,496,010)	(580,180)
Total increase (decrease) in net assets	(107,982,474)	8,619,054	(93,240,992)	10,907,974	(16,599,646)	1,462,533
Net Assets:
Beginning of year	107,982,474	99,363,420	93,240,992	82,333,018	16,599,646	15,137,113
End of year	$—	$107,982,474	$—	$93,240,992	$—	$16,599,646

	Emerging Markets		V.I. Capital Appreciation		High Income Bond
	(Int’l) Portfolio††††		Fund ‡		Fund II ‡‡
	2008(b)	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$(585,042)	$(520,427)	$(1,192)	$(2,113)	$21,291	$31,980
Net realized gains (losses) from investment transactions	(2,404,959)	13,947,428	(25,465)	20,591	(51,553)	32,733
Net change in unrealized appreciation (depreciation) of investments	(19,487,143)	6,314,691	(23,323)	(730)	(23,478)	(44,118)
Net increase (decrease) in net assets resulting from operations	(22,477,144)	19,741,692	(49,980)	17,748	(53,740)	20,595

Variable Annuity Activities:
Purchase payments	5,869,211	11,411,774	—	—	—	—
Surrender benefits	(4,074,639)	(5,870,631)	(30,122)	(6,933)	(112,989)	(87,805)
Net transfers	(62,505,876)	11,495,435	1,158	12,059	(156,413)	(485,349)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(168,105)	(155,049)	(168)	(304)	(711)	(1,172)
Annuity benefits	(742,151)	(882,681)	(3,126)	(5,814)	(24,816)	(17,798)
Net increase (decrease) in net assets resulting from variable annuity activities	(61,621,560)	15,998,848	(32,258)	(992)	(294,929)	(592,124)
Total increase (decrease) in net assets	(84,098,704)	35,740,540	(82,238)	16,756	(348,669)	(571,529)
Net Assets:
Beginning of year	84,098,704	48,358,164	127,219	110,463	418,770	990,299
End of year	$—	$84,098,704	$44,981	$127,219	$70,101	$418,770

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.

* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund

(a) On August 25, 2008, the fund was closed for investment to contract owners.

(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).

(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2008 AND 2007

(continued)

	Financial Services		Health Care		Russell 2000 Advantage
	Fund ‡‡‡		Fund ‡‡‡		Fund ‡‡‡		Nova Fund ‡‡‡
	2008	2007	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$(413)	$237	$(235)	$(283)	$(952)	$277	$(1,769)	$(2,478)
Net realized gains (losses) from investment transactions	(13,033)	4,277	(7,344)	467	(54,178)	20,487	(72,464)	81,270
Net change in unrealized appreciation (depreciation) of investments	(1,740)	(15,032)	(1,056)	(75)	8,313	(34,058)	(21,558)	(89,612)
Net increase (decrease) in net assets resulting from operations	(15,186)	(10,518)	(8,635)	109	(46,817)	(13,294)	(95,791)	(10,820)

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—	—	—
Surrender benefits	(888)	(2,010)	(6,691)	(1,687)	(24,945)	(1,942)	(18,659)	(64,868)
Net transfers	(633)	(7,991)	(9,905)	14,967	(31,741)	(65,654)	4,900	(396,850)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(58)	(98)	(30)	(40)	(190)	(339)	(300)	(655)
Annuity benefits	(1,167)	(2,562)	(69)	(221)	(2,237)	(4,104)	(51,191)	(7,513)
Net increase (decrease) in net assets resulting from variable annuity activities	(2,746)	(12,661)	(16,695)	13,019	(59,113)	(72,039)	(65,250)	(469,886)
Total increase (decrease) in net assets	(17,932)	(23,179)	(25,330)	13,128	(105,930)	(85,333)	(161,041)	(480,706)
Net Assets:
Beginning of year	33,948	57,127	30,907	17,779	162,200	247,533	196,469	677,175
End of year	$16,016	$33,948	$5,577	$30,907	$56,270	$162,200	$35,428	$196,469

	NASDAQ-100***		Technology		Inverse S&P 500 Index		Government Long Bond
	Fund ‡‡‡		Fund ‡‡‡		Fund ‡‡‡		Advantage Fund ‡‡‡
	2008	2007	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$(1,163)	$(2,380)	$(94)	$(295)	$(99)	$(272)	$2,515	$5,021
Net realized gains (losses) from investment transactions	(47,160)	15,759	(2,295)	1,340	4,613	7,818	21,036	(1,559)
Net change in unrealized appreciation (depreciation) of investments	(21,995)	2,549	(3,072)	(1,024)	(38)	—	76,408	7,176
Net increase (decrease) in net assets resulting from operations	(70,318)	15,928	(5,461)	21	4,476	7,546	99,959	10,638

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—	—	—
Surrender benefits	(21,255)	(61,148)	(47)	(3,876)	(6,368)	(165)	(57,461)	(20,708)
Net transfers	(160,003)	231,018	532	(1,838)	3,797	(6,473)	138,618	51,547
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(205)	(398)	(13)	(46)	(29)	(69)	(462)	(544)
Annuity benefits	(3,136)	(5,612)	(30)	(191)	(160)	(839)	(3,721)	(7,667)
Net increase (decrease) in net assets resulting from variable annuity activities	(184,599)	163,860	442	(5,951)	(2,760)	(7,546)	76,974	22,628
Total increase (decrease) in net assets	(254,917)	179,788	(5,019)	(5,930)	1,716	—	176,933	33,266
Net Assets:
Beginning of year	276,354	96,566	8,557	14,487	—	—	160,714	127,448
End of year	$21,437	$276,354	$3,538	$8,557	$1,716	$—	$337,647	$160,714

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2008 AND 2007

(continued)

	U.S. Government Money		Utilities		Equity Income
	Market Fund ‡‡‡		Fund ‡‡‡		Portfolio II ‡‡‡‡
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income (loss)	$(835)	$18,665	$(658)	$391	$1,690	$868
Net realized gains (losses) from investment transactions	—	—	(14,162)	17,015	(60,082)	54,422
Net change in unrealized appreciation (depreciation) of investments	—	—	(6,481)	(10,365)	(39,427)	(49,850)
Net increase (decrease) in net assets resulting from operations	(835)	18,665	(21,301)	7,041	(97,819)	5,440

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	(330,714)	(312,832)	(6,563)	(5,175)	(51,072)	(21,979)
Net transfers	318,144	(21,702)	(29,133)	12,029	(32,121)	57,236
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(1,449)	(1,866)	(115)	(145)	(451)	(718)
Annuity benefits	(12,960)	(12,624)	(1,940)	(2,988)	(4,106)	(8,430)
Net increase (decrease) in net assets resulting from variable annuity activities	(26,979)	(349,024)	(37,751)	3,721	(87,750)	26,109
Total increase (decrease) in net assets	(27,814)	(330,359)	(59,052)	10,762	(185,569)	31,549
Net Assets:
Beginning of year	593,318	923,677	92,794	82,032	346,217	314,668
End of year	$565,504	$593,318	$33,742	$92,794	$160,648	$346,217

	International Stock		Large Core Growth	Large Core Value	SMID Cap Growth	SMID Cap Value
	Portfolio ‡‡‡‡‡		Fund†	Fund†	Fund†	Fund†
	2008	2007	2008(c)	2008(c)	2008(c)	2008(c)
Operations:
Net investment income (loss)	$250	$917	$(126,035)	$286,038	$(1,054)	$957
Net realized gains (losses) from investment transactions	(21,999)	44,685	(2,110,952)	(2,022,428)	(19,359)	(10,951)
Net change in unrealized appreciation (depreciation) of investments	(61,694)	(26,748)	(25,058,280)	(22,475,222)	(65,358)	(9,759)
Net increase (decrease) in net assets resulting from operations	(83,443)	18,854	(27,295,267)	(24,211,612)	(85,771)	(19,753)

Variable Annuity Activities:
Purchase payments	—	—	751,945	1,312,183	314,210	243,435
Surrender benefits	(25,784)	(64,367)	(2,597,432)	(3,181,744)	(1,912)	(1,046)
Net transfers	(62,359)	197,070	71,043,925	87,812,673	226,858	131,193
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	(6,702)	—	—
Contract administration charges	(279)	(402)	(45,567)	(85,699)	(725)	(364)
Annuity benefits	(4,254)	(8,032)	(103,629)	(144,586)	—	—
Net increase (decrease) in net assets resulting from variable annuity activities	(92,676)	124,269	69,049,242	85,706,125	538,431	373,218
Total increase (decrease) in net assets	(176,119)	143,123	41,753,975	61,494,513	452,660	353,465
Net Assets:
Beginning of year	242,885	99,762	—	—	—	—
End of year	$66,766	$242,885	$41,753,975	$61,494,513	$452,660	$353,465

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2008 AND 2007

(continued)

			Developed			Moderately
	Emerging Markets	Small Cap Index	International Index	Balanced	Aggressive	Aggressive
	Equity Fund†	Fund†	Fund†	Fund†	Allocation Fund†	Allocation Fund†
	2008(c)	2008(c)	2008(c)	2008(c)	2008(c)	2008(c)
Operations:
Net investment income (loss)	$(49,375)	$943	$563	$1,093,134	$11,386	$180,591
Net realized gains (losses) from investment transactions	(3,916,284)	(16,962)	(95)	(1,287,293)	(8,269)	(21,785)
Net change in unrealized appreciation (depreciation) of investments	(19,123,734)	2,739	2,055	(6,575,530)	30,094	(138,691)
Net increase (decrease) in net assets resulting from operations	(23,089,393)	(13,280)	2,523	(6,769,689)	33,211	20,115

Variable Annuity Activities:
Purchase payments	1,811,245	121,969	228,734	1,169,087	794,525	8,221,607
Surrender benefits	(1,129,344)	(209)	(337)	(1,839,434)	—	(15,165)
Net transfers	54,301,083	126,706	38,760	39,509,776	67,484	2,255,645
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(57,020)	(118)	(43)	(33,807)	(183)	(2,682)
Annuity benefits	(73,557)	—	—	(75,710)	—	—
Net increase (decrease) in net assets resulting from variable annuity activities	54,852,407	248,348	267,114	38,729,912	861,826	10,459,405
Total increase (decrease) in net assets	31,763,014	235,068	269,637	31,960,223	895,037	10,479,520
Net Assets:
Beginning of year	—	—	—	—	—	—
End of year	$31,763,014	$235,068	$269,637	$31,960,223	$895,037	$10,479,520

	Moderate	Moderatley	Conservative
	Allocation	Conservative	Allocation
	Fund†	Allocation Fund†	Fund†
	2008(c)	2008(c)	2008(c)
Operations:
Net investment income (loss)	$243,581	$187,510	$216,470
Net realized gains (losses) from investment transactions	(160,289)	(299,602)	(90,728)
Net change in unrealized appreciation (depreciation) of investments	(402,225)	(326,036)	(266,528)
Net increase (decrease) in net assets resulting from operations	(318,933)	(438,128)	(140,786)

Variable Annuity Activities:
Purchase payments	7,493,379	1,978,341	831,843
Surrender benefits	(40,919)	(11,934)	(49,342)
Net transfers	4,950,697	6,095,366	7,042,329
Considerations for supplementary contracts with life contingency	—	—	—
Payments for supplementary contracts with life contingency	—	—	—
Contract administration charges	(3,686)	(3,784)	(8,034)
Annuity benefits	—	—	—
Net increase (decrease) in net assets resulting from variable annuity activities	12,399,471	8,057,989	7,816,796
Total increase (decrease) in net assets	12,080,538	7,619,861	7,676,010
Net Assets:
Beginning of year	—	—	—
End of year	$12,080,538	$7,619,861	$7,676,010

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
* Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
** Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.
*** Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund
(a) On August 25, 2008, the fund was closed for investment to contract owners.
(b) For the period ending August 25, 2008 (date fund was closed for investment to contract owners).
(c) For the period from August 25, 2008 (date fund became available for investment to contract owners) to December 31, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Notes to Financial Statements - December 31, 2008

Note 1.   Organization

Penn Mutual Variable Annuity Account III (“Account III”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities.  Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, and Retirement Planner VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual’s other assets and liabilities.  The portion of Account III’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct.

Note 2.   Significant Accounting Policies

The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2008 and the reported amounts from operations and contract transactions during 2008 and 2007.  Actual results could differ significantly with those estimates.  The significant accounting policies of Account III are as follows:

Investments - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Growth, Small Cap Value, International Equity,  REIT, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index, Developed International Index, Balanced, Aggressive Allocation, Moderately Aggressive Allocation , Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds; AIM Variable Insurance Funds (“AIM”): V.I. Capital Appreciation Fund; Federated Insurance Series (“Federated”): High Income Bond Fund II; Rydex Variable Trust (“Rydex”): Financial Services, Health Care, Russell 2000 Advantage, Nova, NASDAQ-100, Technology, Inverse S&P 500 Index, Government Long Bond Advantage, U.S. Government Money Market, and Utilities Funds;  T. Rowe Price Equity Series, Inc. (“T. Rowe”): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. (“T. Rowe”): International Stock Portfolio.

On August 25, 2008, Penn Series launched thirteen additional funds, six of which are “fund-of-funds” (“FOF”).  The new funds are as follows:  Large Core Growth Fund, Large Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Emerging Markets Equity Fund, Small Cap Index Fund, Developed International Index Fund, Balanced Fund (FOF), Aggressive Allocation Fund (FOF), Moderately Aggressive Allocation Fund (FOF), Moderate Allocation Fund (FOF), Moderately Conservative Allocation Fund (FOF) and Conservative Allocation Fund (FOF).  For Fund of Funds, each Portfolio seeks to achieve its investment objective by investing in other Penn Series Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Neuberger Berman Advisers Management Trust (“AMT”): Balanced Portfolio; Fidelity Investments’ Variable Insurance Products Funds I and II (“Fidelity”): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. (“Van Kampen”): Emerging Markets Equity (Int’l) Portfolio were closed for investment to contract owners on August 25, 2008.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period.  These amounts will be deposited to or withdrawn from separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

Penn Series, AMT, Fidelity, Van Kampen, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies.

The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios.  Dividend income and realized gain distributions are recorded on the ex-dividend date.  Investment transactions are accounted for on a trade date basis.

Federal Income Taxes — The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”).  Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts.  Based on this, no charge is being made currently to Account III for federal income taxes.  Penn Mutual will review periodically the status of this policy in the event of changes in the tax law.  A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based fail to meet applicable diversification requirements.  The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

Accounting Pronouncements — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.  Account III adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP.  The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies.  Accordingly, the adoption had no impact on our financial condition or results of operations.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  SFAS 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Accounting Pronouncements (continued)

Level 1 — Quoted prices for identical instruments in active markets.  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can corroborated by observable market data for substantially the full term of the assets.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The fair value of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.   Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2008:

	Purchases	Sales
Money Market Fund	$168,002,923	$64,460,723
Limited Maturity Bond Fund	29,124,102	17,481,758
Quality Bond Fund	50,513,411	38,593,318
High Yield Bond Fund	11,682,496	15,741,553
Flexibly Managed Fund	143,925,305	184,277,795
Large Growth Stock Fund(a)	15,433,679	12,687,620
Large Cap Value Fund	8,695,559	22,223,817
Large Cap Growth Fund	3,010,856	3,602,419
Index 500 Fund	21,259,090	16,577,494
Mid Cap Growth Fund	12,402,806	13,550,557
Mid Cap Value Fund	9,227,403	15,849,370
Mid Core Value Fund(b)	10,920,129	8,571,179
Small Cap Growth Fund	6,336,966	8,755,333
Small Cap Value Fund	12,880,733	23,350,352
International Equity Fund	47,886,908	37,754,397
REIT Fund	10,110,997	10,299,076
Balanced Portfolio	3,093,011	30,310,908
Equity Income Portfolio	11,722,306	102,708,555
Growth Portfolio	7,287,329	85,989,436
Asset Manager Portfolio	10,060,376	24,115,689
Emerging Markets Equity (Int’l) Portfolio	32,649,933	76,159,963
Large Core Growth Fund	74,274,154	5,350,947
Large Core Value Fund	93,488,995	7,496,832
SMID Cap Growth Fund	652,774	115,398
SMID Cap Value Fund	492,890	118,716
Emerging Markets Equity Fund	64,124,097	9,321,066

Note 3. Purchases and Sales of Investments (continued)

Small Cap Index Fund	339,960	90,669
Developed International Index Fund	268,737	1,061
Balanced Fund	48,075,158	8,252,113
Aggressive Allocation Fund	897,327	23,172
Moderately Aggressive Allocation Fund	10,713,341	69,134
Moderate Allocation Fund	13,572,560	924,171
Moderately Conservative Allocation Fund	10,356,051	2,096,471
Conservative Allocation Fund	9,236,935	1,202,610
V.I. Capital Appreciation Fund	65,942	99,392
High Income Bond Fund II	241,419	515,059
Financial Services Fund	31,576	34,735
Health Care Fund	30,852	47,533
Russell 2000 Advantage Fund(c)	325,795	385,861
Nova Fund	409,800	476,819
NASDAQ-100 Fund(d)	121,425	307,188
Technology Fund	9,176	8,129
Inverse S&P 500 Index Fund(e)	819,566	822,425
Government Long Bond Advantage Fund(f)	632,027	552,540
U.S. Government Money Market Fund	1,836,160	1,863,975
Utilities Fund	61,132	99,058
Equity Income Portfolio II	142,425	219,828
International Stock Portfolio	8,905	97,213

(a) Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

(b) Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(c) Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund.

(d) Prior to April 1, 2008, NASDAQ-100 was named OTC Fund.

(e) Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund.

(f) Prior to May 1, 2006, Government Long Bond Advantage was named U.S. Government Bond Fund.

Note 4.   Related Party Transactions and Contract Charges

Penn Mutual received $35,738,889 and $36,419,125 from Account III for the years ended December 31, 2008 and 2007. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder.  These are as follows:

Products	Mortality & Risk Expense	Contract Administration	Maximum Supplemental Rider Charge
Diversifier II/Optimizer	1.25%	None	N/A
Commander	1.25%	0.15%	0.95%
Penn Freedom	1.30%	0.15%	0.95%
Enhanced Credit Variable Annuity	1.25%	0.15%	0.60%
Pennant Select	1.20%	0.15%	0.95%
Olympia XT Advisor	1.25%	0.15%	0.60%
Penn Freedom Advisor	1.45%	0.15%	0.60%
Retirement Planner VA	1.25%	None	0.60%

Note 4.   Related Party Transactions and Contract Charges (continued)

Certain charges of the products are reflected as a redemption of units held by the policyholder.  These are as follows:

Products	Annual Contract Charge
Diversifier II/Optimizer	$30 maximum
Commander	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA	$30 maximum

Products	Surrender Charges
Diversifier II/Optimizer	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander	Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select	Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units.  Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

Note 5.  Accumulation Units

The accumulation units are as follows:

	January 1, 2007	December 31, 2007			December 31, 2008
				Ending			Ending
	Unit	Units	Units	Unit	Units	Units	Unit
Subaccount	Balance	Purchased	Redeemed	Balance	Purchased	Redeemed	Balance
Money Market Fund	2,315,552	6,741,763	(5,155,490)	3,901,826	20,884,458	(11,953,991)	12,832,292
Limited Maturity Bond Fund	2,468,266	1,369,653	(329,782)	3,508,136	6,203,602	(5,163,806)	4,547,933
Quality Bond Fund	7,270,141	1,804,057	(483,335)	8,590,864	12,265,905	(11,307,450)	9,549,319
High Yield Bond Fund	2,746,686	820,903	(736,419)	2,831,170	2,948,762	(3,314,838)	2,465,094
Flexibly Managed Fund	29,036,982	7,493,511	(2,229,813)	34,300,679	38,542,097	(39,087,170)	33,755,607
Large Growth Stock Fund(a)	5,326,181	2,297,525	(310,846)	7,312,861	9,750,780	(8,972,960)	8,090,681
Large Cap Value Fund	5,040,954	606,302	(535,130)	5,112,126	5,005,432	(5,651,134)	4,466,424
Large Cap Growth Fund	1,761,460	304,825	(397,221)	1,669,063	1,811,892	(1,899,967)	1,580,988
Index 500 Fund	7,413,215	1,226,488	(528,071)	8,111,633	9,932,130	(9,664,071)	8,379,691
Mid Cap Growth	4,296,571	1,387,920	(501,263)	5,183,228	6,172,907	(6,362,652)	4,993,482
Mid Cap Value Fund	3,074,040	514,715	(404,311)	3,184,444	3,256,964	(3,588,877)	2,852,530
Mid Core Value Fund(b)	1,738,953	698,895	(322,415)	2,115,433	2,866,809	(2,824,082)	2,158,159

Note 5. Accumulation Units (continued)

	January 1, 2007	December 31, 2007			December 31, 2008
				Ending			Ending
	Unit	Units	Units	Unit	Units	Units	Unit
Subaccount	Balance	Purchased	Redeemed	Balance	Purchased	Redeemed	Balance
Small Cap Growth Fund	2,952,761	238,927	(565,449)	2,626,239	2,934,935	(3,041,970)	2,519,204
Small Cap Value Fund	3,963,390	713,322	(461,964)	4,214,748	4,235,163	(4,769,782)	3,680,128
International Equity Fund	6,313,986	2,294,469	(426,539)	8,181,917	10,415,556	(10,122,427)	8,475,046
REIT Fund	1,917,995	533,358	(573,937)	1,877,416	2,117,355	(2,274,722)	1,720,049
Balanced Portfolio	1,693,603	278,187	(188,860)	1,782,930	176,590	(1,959,520)	—
Equity Income Portfolio	5,208,063	1,290,822	(529,194)	5,969,691	660,398	(6,630,089)	—
Growth Portfolio	5,492,271	857,727	(1,201,415)	5,148,583	497,829	(5,646,412)	—
Asset Manager Portfolio	1,037,501	169,976	(169,850)	1,037,627	598,214	(1,635,842)	—
Emerging Markets Equity (Int’l) Portfolio	1,873,166	814,282	(420,137)	2,267,310	304,084	(2,571,395)	—
Large Core Growth Fund	—	—	—	—	14,608,879	(7,792,762)	6,816,118
Large Core Value Fund	—	—	—	—	18,289,875	(9,818,650)	8,471,225
SMID Cap Growth Fund	—	—	—	—	86,321	(16,325)	69,996
SMID Cap Value Fund	—	—	—	—	64,741	(12,773)	51,968
Emerging Markets Equity Fund	—	—	—	—	12,477,947	(7,170,401)	5,307,546
Small Cap Index Fund	—	—	—	—	47,867	(14,135)	33,732
Developed International Index Fund	—	—	—	—	37,918	(17)	37,901
Balanced Fund	—	—	—	—	9,138,037	(5,371,890)	3,766,147
Aggressive Allocation Fund	—	—	—	—	130,186	(2,783)	127,402
Moderately Aggressive Allocation Fund	—	—	—	—	1,354,917	(3,021)	1,351,896
Moderate Allocation Fund	—	—	—	—	1,579,437	(83,129)	1,496,309
Moderately Conservative Allocation Fund	—	—	—	—	1,053,493	(168,607)	884,887
Conservative Allocation Fund	—	—	—	—	946,385	(120,474)	825,911
V.I. Capital Appreciation Fund	9,180	21,264	(20,857)	9,588	14,775	(18,172)	6,192
High Income Bond Fund II	71,096	64,100	(105,687)	29,509	37,045	(58,497)	8,057
Financial Services Fund	4,170	4,816	(5,894)	3,092	3,267	(3,509)	2,849
Health Care Fund	1,387	6,381	(5,464)	2,304	4,273	(6,011)	566
Russell 2000 Advantage Fund(c)	16,522	12,858	(17,640)	11,739	41,686	(44,931)	8,494
Nova Fund	51,998	24,121	(60,996)	15,123	39,514	(48,345)	6,292
NASDAQ-100 Fund(d)	7,810	364,267	(352,835)	19,242	22,281	(38,918)	2,605
Technology Fund	1,150	9,140	(9,662)	628	730	(875)	483
Inverse S&P 500 Index Fund(e)	—	413,992	(413,992)	—	10,759	(107,573)	185
Government Long Bond Advantage Fund(f)	10,073	109,243	(107,601)	11,715	52,825	(47,297)	17,244
U.S. Government Money Market Fund	93,117	734,313	(769,011)	58,420	230,874	(235,581)	53,713
Utilities Fund	6,251	10,768	(10,666)	6,352	10,752	(13,648)	3,456
Equity Income Portfolio II	23,076	32,866	(30,922)	25,020	12,517	(18,858)	18,679
International Stock Portfolio	6,446	22,125	(14,521)	14,050	225	(6,632)	7,643

Note 6.  Financial Highlights

Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account III have the lowest and highest total return.  Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

	January 1, 2008	December 31, 2008			For the Year ended December 31, 2008
					Investment
					Income	Expense	Total
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Ratio*(%)	Ratio**(%)	Return***(%)
Money Market Fund	$10.72 to $24.43	12,832,292	$10.84 to $24.77	$154,896,272	2.53	1.25 to 1.60	1.19 to 1.39
Limited Maturity Fund	11.42 to 16.11	4,547,933	11.83 to 16.71	57,523,032	3.65	1.25 to 1.60	3.52 to 3.73
Quality Bond Fund	12.15 to 32.23	9,549,319	12.59 to 33.45	142,182,138	4.67	1.25 to 1.60	3.58 to 3.79
High Yield Bond Fund	15.00 to 55.01	2,465,094	11.24 to 41.30	36,501,137	9.28	1.25 to 1.60	(25.07) to (24.92)
Flexibly Managed Fund	18.58 to 153.79	33,755,607	13.22 to 109.61	705,652,970	2.67	1.25 to 1.60	(28.87) to (28.73)
Large Growth Stock Fund(a)	7.01 to 47.83	8,090,681	4.02 to 27.46	50,174,060	0.22	1.25 to 1.60	(42.71) to (42.59)
Large Cap Value Fund	14.31 to 62.16	4,466,424	7.81 to 34.00	60,306,101	1.63	1.25 to 1.60	(45.42) to (45.31)
Large Cap Growth Fund	11.66 to 11.79	1,580,988	6.46 to 6.54	10,462,800	0.36	1.25 to 1.60	(44.63) to (44.52)
Index 500 Fund	11.88 to 18.52	8,379,691	7.49 to 11.69	71,532,984	2.15	1.25 to 1.60	(37.00) to (36.87)
Mid Cap Growth Fund	9.52 to 20.62	4,993,482	4.80 to 10.41	30,867,449	0.00	1.25 to 1.60	(49.61) to (49.51)
Mid Cap Value Fund	18.58 to 28.61	2,852,530	9.66 to 14.90	35,183,646	0.91	1.25 to 1.60	(48.03) to (47.92)
Mid Core Value Fund(b)	15.04 to 15.21	2,158,159	9.06 to 9.18	19,985,689	1.73	1.25 to 1.60	(39.77) to (39.65)
Small Cap Growth Fund	9.89 to 29.98	2,519,204	4.87 to 14.79	23,076,748	0.00	1.25 to 1.60	(50.77) to (50.67)
Small Cap Value Fund	17.41 to 32.49	3,680,128	12.50 to 23.38	62,928,138	0.84	1.25 to 1.60	(28.20) to (28.06)
International Equity Fund	20.91 to 46.12	8,475,046	12.11 to 26.74	124,766,551	2.27	1.25 to 1.60	(42.13) to (42.01)
REIT Fund	19.21 to 19.43	1,720,049	11.47 to 11.63	22,102,876	3.65	1.25 to 1.60	(40.26) to (40.14)
Large Core Growth Fund	— to —	6,816,118	6.12 to 6.13	41,753,975	0.19	1.25 to 1.60	(38.76) to (38.72)
Large Core Value Fund	— to —	8,471,225	7.26	61,494,513	0.86	1.25 to 1.60	(27.42) to (27.37)
SMID Cap Growth Fund	— to —	69,996	6.47	452,660	0.00	1.25 to 1.60	(35.33) to (35.29)
SMID Cap Value Fund	— to —	51,968	6.80 to 6.81	353,465	1.14	1.25 to 1.60	(31.99) to (31.94)
Emerging Markets Equity Fund	— to —	5,307,546	5.98 to 5.99	31,763,014	0.32	1.25 to 1.60	(39.74) to (39.70)
Small Cap Index Fund	— to —	33,732	6.97	235,068	1.50	1.25 to 1.60	(30.32) to (30.27)
Developed International Index Fund	— to —	37,901	7.11 to 7.12	269,637	1.06	1.25 to 1.60	(28.86) to (28.81)
Balanced Fund	— to —	3,766,147	8.48 to 8.49	31,960,223	3.47	1.25 to 1.60	(15.17) to (15.11)
Aggressive Allocation Fund	— to —	127,402	7.02 to 7.03	895,037	3.71	1.25 to 1.60	(29.74) to (29.69)
Moderately Aggressive Allocation Fund	— to —	1,351,896	7.75 to 7.76	10,479,520	5.42	1.25 to 1.60	(22.45) to (22.40)
Moderate Allocation Fund	— to —	1,496,309	8.08 to 8.09	12,080,538	5.22	1.25 to 1.60	(19.19) to (19.13)
Moderately Conservative Allocation Fund	— to —	884,887	8.61	7,619,861	4.42	1.25 to 1.60	(13.91) to (13.85)
Conservative Allocation Fund	— to —	825,911	9.29	7,676,010	5.09	1.25 to 1.60	(7.11) to (7.05)

Note 6. Financial Highlights (continued)

	January 1, 2008	December 31, 2008			For the Year ended December 31, 2008
					Investment
					Income	Expense	Total
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Ratio*(%)	Ratio**(%)	Return***(%)
V.I. Capital Appreciation Fund	$13.20 to $13.35	6,192	$7.47 to $7.57	$44,981	0.00	1.25 to 1.60	(43.41) to (43.29)
High Income Bond Fund II	14.12 to 14.28	8,057	10.28 to 10.42	70,101	9.07	1.25 to 1.60	(27.17) to (27.02)
Financial Services Fund	10.88 to 11.01	2,849	5.56 to 5.64	16,016	0.00	1.25 to 1.60	(48.87) to (48.77)
Health Care Fund	13.32 to 13.47	566	9.85 to 9.98	5,577	0.00	1.25 to 1.60	(26.05) to (25.90)
Russell 2000 Advantage Fund(c)	13.70 to 13.86	8,494	6.56 to 6.64	56,270	0.13	1.25 to 1.60	(52.14) to (52.04)
Nova Fund	12.87 to 13.01	6,292	5.77 to 5.84	35,428	0.15	1.25 to 1.60	(55.20) to (55.11)
NASDAQ-100 Fund(d)	14.21 to 14.37	2,605	8.12 to 8.23	21,437	0.06	1.25 to 1.60	(42.84) to (42.72)
Technology Fund	13.63 to 13.78	483	7.32 to 7.42	3,538	0.00	1.25 to 1.60	(46.28) to (46.17)
Inverse S&P 500 Index Fund(e)	6.75 to 6.83	185	9.26 to 9.38	1,716	0.00	1.25 to 1.60	37.04 to 37.31
Government Long Bond Advantage Fund(f)	13.61 to 13.77	17,244	19.41 to 19.67	337,647	2.59	1.25 to 1.60	42.57 to 42.86
U.S. Government Money Market Fund	10.11 to 10.23	53,713	10.07 to 10.20	565,504	1.18	1.25 to 1.60	(0.46) to (0.26)
Utilities Fund	14.50 to 14.66	3,456	10.05 to 10.18	33,742	0.28	1.25 to 1.60	(30.69) to (30.55)
Equity Income Portfolio II	13.83 to 13.86	18,679	8.69 to 8.70	160,648	2.00	1.25 to 1.60	(37.28) to (37.15)
International Stock Portfolio	17.13 to 17.33	7,643	8.65 to 8.76	66,766	1.47	1.25 to 1.60	(49.52) to (49.42)

	January 1, 2007	December 31, 2007			For the Year ended December 31, 2007
					Investment
					Income	Expense	Total
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Ratio*(%)	Ratio**(%)	Return***(%)
Money Market Fund	$10.36 to $23.57	3,901,826	$10.72 to $24.43	$51,354,071	4.86	1.25 to 1.60	3.45 to 3.66
Limited Maturity Fund	11.02 to 15.50	3,508,136	11.42 to 16.11	45,194,177	4.42	1.25 to 1.60	3.70 to 3.91
Quality Bond Fund	11.59 to 30.69	8,590,864	12.15 to 32.23	132,385,772	4.65	1.25 to 1.60	4.79 to 5.01
High Yield Bond Fund	14.69 to 53.79	2,831,170	15.00 to 55.01	57,411,937	6.99	1.25 to 1.60	2.07 to 2.28
Flexibly Managed Fund	18.05 to 149.07	34,300,679	18.58 to 153.79	1,065,431,617	2.28	1.25 to 1.60	2.96 to 3.17
Growth Stock Fund(a)	6.51 to 44.38	7,312,861	7.01 to 47.83	83,301,815	0.42	1.25 to 1.60	7.58 to 7.79
Large Cap Value Fund	14.00 to 60.68	5,112,126	14.31 to 62.16	128,370,422	1.39	1.25 to 1.60	2.23 to 2.44
Large Cap Growth Fund	11.30 to 11.40	1,669,063	11.66 to 11.79	19,541,666	0.54	1.25 to 1.60	3.20 to 3.41
Mid Cap Growth Fund	7.72 to 16.69	5,183,228	9.52 to 20.62	61,688,459	—	1.25 to 1.60	23.34 to 23.59
Mid Cap Value Fund	18.17 to 27.92	3,184,444	18.58 to 28.61	74,757,634	1.14	1.25 to 1.60	2.26 to 2.47
Strategic Value Fund(b)	15.13 to 15.27	2,115,433	15.04 to 15.21	31,945,966	0.57	1.25 to 1.60	(0.61) to (0.41)
Small Cap Growth Fund	9.32 to 28.18	2,626,239	9.89 to 29.98	48,541,418	—	1.25 to 1.60	6.16 to 6.37
Small Cap Value Fund	18.66 to 34.75	4,214,748	17.41 to 32.49	99,345,688	0.70	1.25 to 1.60	(6.67) to (6.48)
International Equity Fund	17.67 to 38.90	8,181,917	20.91 to 46.12	216,189,483	0.58	1.25 to 1.60	18.32 to 18.55
REIT Fund	23.73 to 23.95	1,877,416	19.21 to 19.43	36,208,851	2.59	1.25 to 1.60	(19.06) to (18.90)
Balanced Portfolio	12.12 to 21.91	1,782,930	13.81 to 25.01	30,878,857	1.18	1.25 to 1.60	13.93 to 14.16
Equity Income Portfolio	14.53 to 28.58	5,969,691	14.54 to 28.65	107,982,474	1.86	1.25 to 1.60	0.06 to 0.26
Growth Portfolio	9.78 to 23.27	5,148,583	12.24 to 29.17	93,240,992	0.85	1.25 to 1.60	25.13 to 25.38

Note 6. Financial Highlights (continued)

	January 1, 2007	December 31, 2007			For the Year ended December 31, 2007
					Investment
					Income	Expense	Total
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Ratio*(%)	Ratio**(%)	Return***(%)
Asset Manager Portfolio	$11.63 to $20.07	1,037,627	$13.24 to $22.89	$16,599,646	6.20	1.25 to 1.60	13.83 to 14.06
Emerging Markets Equity (Int’l) Portfolio	20.86 to 30.16	2,267,310	28.93 to 41.79	84,098,704	0.42	1.25 to 1.60	38.42 to 38.70
V.I. Capital Appreciation Fund	11.98 to 12.09	9,588	13.20 to 13.35	127,219	—	1.25 to 1.60	10.23 to 10.45
High Income Bond Fund II	13.87 to 14.00	29,509	14.12 to 14.28	418,770	7.15	1.25 to 1.60	1.78 to 1.98
Financial Services Fund	13.62 to 13.75	3,092	10.88 to 11.01	33,948	1.79	1.25 to 1.60	(20.10) to (19.94)
Health Care Fund	12.77 to 12.89	2,304	13.32 to 13.47	30,907	—	1.25 to 1.60	4.33 to 4.54
Russell 2000 Advantage Fund(c)	14.93 to 15.07	11,739	13.70 to 13.86	162,200	1.50	1.25 to 1.60	(8.23) to (8.04)
Nova Fund	12.93 to 13.05	15,123	12.87 to 13.01	196,469	0.58	1.25 to 1.60	(0.49) to (0.29)
OTC Fund(d)	12.25 to 12.37	19,242	14.21 to 14.37	276,354	0.11	1.25 to 1.60	15.94 to 16.18
Technology Fund	12.55 to 12.66	628	13.63 to 13.78	8,557	—	1.25 to 1.60	8.62 to 8.84
Inverse S&P 500 Index Fund(e)	6.87 to 6.87	—	6.75 to 6.83	—	—	1.25 to 1.60	(0.78) to (0.58)
Government Long Bond Advantage Fund(f)	12.60 to 12.72	11,715	13.61 to 13.77	160,714	3.61	1.25 to 1.60	8.03 to 8.25
U.S. Government Money Market Fund	9.89 to 9.98	58,420	10.11 to 10.23	593,318	3.85	1.25 to 1.60	2.23 to 2.44
Utilities Fund	13.05 to 13.17	6,352	14.50 to 14.66	92,794	1.86	1.25 to 1.60	11.06 to 11.29
Equity Income Portfolio II	13.61 to 13.67	25,020	13.83 to 13.86	346,217	1.53	1.25 to 1.60	1.39 to 1.59
International Stock Portfolio	15.40 to 15.55	14,050	17.13 to 17.33	242,885	1.74	1.25 to 1.60	11.23 to 11.45

	January 1, 2006	December 31, 2006			For the Year ended December 31, 2006
					Investment
					Income	Expense	Total
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Ratio*(%)	Ratio**(%)	Return***(%)
Money Market Fund	$10.04 to $22.81	2,315,552	$10.36 to $23.57	$30,133,802	4.60	1.25 to 1.60	3.14 to 3.34
Limited Maturity Fund	10.70 to 15.02	2,468,266	11.02 to 15.50	31,200,892	4.81	1.25 to 1.60	2.99 to 3.20
Quality Bond Fund	11.18 to 29.52	7,270,141	11.59 to 30.69	109,880,081	4.12	1.25 to 1.60	3.74 to 3.95
High Yield Bond Fund	13.55 to 49.52	2,746,686	14.69 to 53.79	58,236,522	5.82	1.25 to 1.60	8.39 to 8.60
Flexibly Managed Fund	15.87 to 130.83	29,036,982	18.05 to 149.07	959,061,870	1.77	1.25 to 1.60	13.71 to 13.94
Growth Stock Fund(a)	5.84 to 39.76	5,326,181	6.51 to 44.38	67,368,322	0.26	1.25 to 1.60	11.38 to 11.61
Large Cap Value Fund	12.01 to 51.95	5,040,954	14.00 to 60.68	135,392,863	1.07	1.25 to 1.60	16.57 to 16.80
Large Cap Growth Fund	11.05 to 11.14	1,761,460	11.30 to 11.40	19,976,718	0.24	1.25 to 1.60	2.21 to 2.41
Index 500 Fund	10.07 to 15.66	7,413,215	11.46 to 17.84	98,825,572	1.34	1.25 to 1.60	13.72 to 13.94
Mid Cap Growth Fund	7.33 to 15.82	4,296,571	7.72 to 16.69	42,788,004	—	1.25 to 1.60	5.28 to 5.49
Mid Cap Value Fund	16.55 to 25.38	3,074,040	18.17 to 27.92	71,871,042	0.64	1.25 to 1.60	9.81 to 10.03
Strategic Value Fund(b)	13.68 to 13.78	1,738,953	15.13 to 15.27	26,413,865	0.47	1.25 to 1.60	10.62 to 10.84
Small Cap Growth Fund	9.57 to 28.89	2,952,761	9.32 to 28.18	53,204,019	—	1.25 to 1.60	(2.65) to (2.45)
Small Cap Value Fund	16.12 to 29.96	3,963,390	18.66 to 34.75	103,427,966	0.31	1.25 to 1.60	15.75 to 15.98
International Equity Fund	13.74 to 30.22	6,313,986	17.67 to 38.90	151,035,422	1.66	1.25 to 1.60	28.47 to 28.73
REIT Fund	18.18 to 18.32	1917,995	23.73 to 23.95	45,693,943	1.24	1.25 to 1.60	30.51 to 30.77

Note 6. Financial Highlights (continued)

	January 1, 2006	December 31, 2006			For the Year ended December 31, 2006
					Investment
					Income	Expense	Total
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Ratio*(%)	Ratio**(%)	Return***(%)
Balanced Portfolio	$11.11 to $20.05	1,693,603	$12.12 to $21.91	$26,610,709	0.81	1.25 to 1.60	9.08 to 9.30
Equity Income Portfolio	12.27 to 24.07	5,208,063	14.53 to 28.58	99,363,420	3.36	1.25 to 1.60	18.47 to 18.70
Growth Portfolio	9.28 to 22.05	5,492,271	9.78 to 23.27	82,333,018	0.40	1.25 to 1.60	5.32 to 5.53
Asset Manager Portfolio	10.99 to 18.94	1,037,501	11.63 to 20.07	15,137,113	2.83	1.25 to 1.60	5.78 to 5.99
Emerging Markets Equity (Int’l) Portfolio	15.40 to 22.29	1,873,166	20.86 to 30.16	48,358,164	0.76	1.25 to 1.60	35.17 to 35.44
V.I. Capital Appreciation Fund	11.45 to 11.53	9,180	11.98 to 12.09	110,463	0.06	1.25 to 1.60	4.62 to 4.83
High Income Bond Fund II	12.72 to 12.82	71,096	13.87 to 14.00	990,299	6.64	1.25 to 1.60	9.05 to 9.27
Financial Services Fund	11.86 to 11.94	4,170	13.62 to 13.75	57,127	0.64	1.25 to 1.60	14.88 to 15.11
Health Care Fund	12.35 to 12.43	1,387	12.77 to 12.89	17,779	—	1.25 to 1.60	3.45 to 3.65
Mekros Fund(c)	12.55 to 12.64	16,522	14.93 to 15.07	247,533	0.14	1.25 to 1.60	18.94 to 19.17
Nova Fund	11.02 to 11.10	51,998	12.93 to 13.05	677,175	1.69	1.25 to 1.60	17.39 to 17.62
OTC Fund(d)	11.77 to 11.85	7,810	12.25 to 12.37	96,566	—	1.25 to 1.60	4.10 to 4.31
Technology Fund	12.04 to 12.13	1,150	12.55 to 12.66	14,487	—	1.25 to 1.60	4.21 to 4.42
Ursa Fund(e)	7.48 to 7.53	—	6.87 to 6.87	—	—	1.25 to 1.60	(8.97) to (8.79)
U.S. Government Bond Fund(f)	13.22 to 13.31	10,073	12.60 to 12.72	127,448	3.50	1.25 to 1.60	(4.67) to (4.48)
U.S. Government Money Market Fund	9.68 to 9.75	93,117	9.89 to 9.98	923,677	3.71	1.25 to 1.60	2.18 to 2.39
Utilities Fund	10.96 to 11.04	6,251	13.05 to 13.17	82,032	2.00	1.25 to 1.60	19.05 to 19.29
Equity Income Portfolio II	11.63 to 11.71	23,076	13.61 to 13.67	314,668	1.22	1.25 to 1.60	16.77 to 17.00
International Stock Portfolio	13.14 to 13.24	6,446	15.40 to 15.55	99,762	1.49	1.25 to 1.60	17.21 to 17.44

	January 1, 2005	December 31, 2005			For the Year ended December 31, 2005
					Investment
					Income	Expense	Total
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Ratio*(%)	Ratio**(%)	Return***(%)
Money Market Fund	$9.91 to $22.46	1,861,213	$10.04 to $22.81	$24,607,883	2.78	1.25 to 1.60	1.35 to 1.55
Limited Maturity Fund	10.62 to 14.89	1,939,898	10.70 to 15.02	24,017,142	4.06	1.25 to 1.60	0.68 to 0.88
Quality Bond Fund	11.06 to 29.16	6,125,094	11.18 to 29.52	92,830,190	4.44	1.25 to 1.60	1.03 to 1.23
High Yield Bond Fund	13.34 to 48.63	2,662,065	13.55 to 49.52	55,671,235	7.21	1.25 to 1.60	1.63 to 1.83
Flexibly Managed Fund	14.93 to 122.84	22,744,508	15.87 to 130.83	91,988,671	1.61	1.25 to 1.60	6.30 to 6.51
Growth Stock Fund(a)	5.58 to 37.93	3,658,181	5.84 to 39.76	52,967,259	0.11	1.25 to 1.60	4.62 to 4.83
Large Cap Value Fund	11.83 to 51.07	5,118,168	12.01 to 51.95	124,662,226	1.14	1.25 to 1.60	1.52 to 1.73
Large Cap Growth Fund	11.08 to 11.14	1,642,898	11.05 to 11.14	18,218,696	0.17	1.25 to 1.60	(0.26) to (0.06)
Index 500 Fund	9.78 to 15.18	6,877,142	10.07 to 15.66	83,025,808	1.57	1.25 to 1.60	2.98 to 3.19
Mid Cap Growth Fund	6.60 to 14.24	3,917,660	7.33 to 15.82	38,164,279	—	1.25 to 1.60	10.87 to 11.09
Mid Cap Value Fund	14.94 to 22.88	2,909,100	16.55 to 25.38	62,996,495	0.67	1.25 to 1.60	10.72 to 10.94
Strategic Value Fund(b)	12.83 to 12.89	1,698,434	13.68 to 13.78	23,309,051	0.52	1.25 to 1.60	6.65 to 6.86
Small Cap Growth Fund	9.14 to 27.53	2,689,797	9.57 to 28.89	53,460,767	—	1.25 to 1.60	4.75 to 4.95
Small Cap Value Fund	15.77 to 29.26	3,601,431	16.12 to 29.96	83,723,028	0.40	1.25 to 1.60	2.18 to 2.39

Note 6. Financial Highlights (continued)

	January 1, 2005	December 31, 2005			For the Year ended December 31, 2005
					Investment
					Income	Expense	Total
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Ratio*(%)	Ratio**(%)	Return***(%)
International Equity Fund	$11.94 to $26.21	4,481,484	$13.74 to $30.22	$91,988,671	0.42	1.25 to 1.60	15.09 to 15.32
REIT Fund	16.33 to 16.42	1,462,734	18.18 to 18.32	26,687,472	2.29	1.25 to 1.60	11.34 to 11.57
Balanced Portfolio	10.32 to 18.59	1,703,787	11.11 to 20.05	25,324,321	0.96	1.25 to 1.60	7.61 to 7.83
Equity Income Portfolio	11.76 to 23.03	4,864,020	12.27 to 24.07	81,792,866	1.58	1.25 to 1.60	4.35 to 4.55
Growth Portfolio	8.89 to 21.10	5,952,287	9.28 to 22.05	87,108,057	0.52	1.25 to 1.60	4.28 to 4.49
Asset Manager Portfolio	10.71 to 18.43	744,668	10.99 to 18.94	17,163,991	2.74	1.25 to 1.60	2.55 to 2.76
Emerging Markets Equity (Int’l) Portfolio	11.65 to 16.88	1,381,594	15.40 to 22.29	25,393,683	0.38	1.25 to 1.60	31.93 to 32.20
V.I. Capital Appreciation Fund	10.69 to 10.75	6,805	11.45 to 11.53	78,339	0.05	1.25 to 1.60	7.11 to 7.33
High Income Bond Fund II	12.59 to 12.66	40,607	12.72 to 12.82	517,168	10.24	1.25 to 1.60	1.03 to 1.23
Financial Services Fund	11.65 to 11.71	6,175	11.86 to 11.94	73,625	0.78	1.25 to 1.60	1.74 to 1.95
Health Care Fund	11.34 to 11.40	2,710	12.35 to 12.43	33,605	—	1.25 to 1.60	8.89 to 9.11
Mekros Fund(c)	12.27 to 12.34	81,278	12.55 to 12.64	1,025,988	0.76	1.25 to 1.60	2.27 to 2.48
Nova Fund	10.77 to 10.82	15,297	11.02 to 11.10	169,509	0.39	1.25 to 1.60	2.32 to 2.52
OTC Fund(d)	11.83 to 11.89	7,441	11.77 to 11.85	88,133	—	1.25 to 1.60	(0.49) to (0.29)
Technology Fund	11.86 to 11.93	2,263	12.04 to 12.13	27,326	—	1.25 to 1.60	1.48 to 1.68
Ursa Fund(e)	7.66 to 7.70	—	7.48 to 7.53	—	—	1.25 to 1.60	(2.34) to (2.15)
U.S. Government Bond Fund(f)	12.47 to 12.53	79,258	13.22 to 13.31	1,049,473	3.34	1.25 to 1.60	6.01 to 6.22
U.S. Government Money Market Fund	9.64 to 9.69	1,581,196	9.68 to 9.75	1,430,882	1.93	1.25 to 1.60	0.40 to 0.60
Utilities Fund	10.08 to 10.13	62,880	10.96 to 11.04	61,709	0.59	1.25 to 1.60	8.81 to 9.03
Equity Income Portfolio	11.38 to 11.47	47,215	11.63 to 11.71	594,757	1.25	1.25 to 1.60	2.05 to 2.26
International Stock Portfolio	11.51 to 11.57	6,772	13.14 to 13.24	93,795	4.17	1.25 to 1.60	14.20 to 14.43

	January 1, 2004	December 31, 2004			For the Year ended December 31, 2004
					Investment
					Income	Expense	Total
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Ratio*(%)	Ratio**(%)	Return***(%)
Money Market Fund	$9.96 to $22.53	1,842,289	$9.91 to $22.46	$25,259,288	0.92	1.25 to 1.60	(0.49) to (0.30)
Limited Maturity Fund	10.54 to 14.74	1,893,330	10.62 to 14.89	23,515,056	3.39	1.25 to 1.60	.85 to 1.05
Quality Bond Fund	10.73 to 28.23	5,308,321	11.06 to 29.16	83,861,067	4.20	1.25 to 1.60	3.09 to 3.29
High Yield Bond Fund	12.22 to 44.48	2,400,182	13.34 to 48.63	53,530,372	7.37	1.25 to 1.60	9.12 to 9.34
Flexibly Managed Fund	12.78 to 104.89	16,828,951	14.93 to 122.84	603,145,736	2.06	1.25 to 1.60	16.88 to 17.11
Growth Stock Fund	5.06 to 34.32	3,183,875	5.58 to 37.93	50,595,473	0.43	1.25 to 1.60	10.29 to 10.51
Large Cap Value Fund	10.64 to 45.82	4,924,604	11.83 to 51.07	130,069,852	1.41	1.25 to 1.60	11.23 to 11.45
Large Cap Growth Fund	10.35 to 10.38	1,489,064	11.08 to 11.14	16,543,958	0.61	1.25 to 1.60	7.10 to 7.31
Index 500 Fund	8.98 to 13.91	7,296,541	9.78 to 15.18	87,000,138	1.67	1.25 to 1.60	8.88 to 9.10
Mid Cap Growth Fund	6.01 to 12.95	3,901,641	6.60 to 14.24	34,930,568	—	1.25 to 1.60	9.77 to 9.99

Note 6. Financial Highlights (continued)

	January 1, 2004	December 31, 2004			For the Year ended December 31, 2004
					Investment
					Income	Expense	Total
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Ratio*(%)	Ratio**(%)	Return***(%)
Mid Cap Value Fund	$12.31 to $18.81	2,577,894	$14.94 to $22.88	$51,433,208	0.40	1.25 to 1.60	21.40 to 21.65
Strategic Value Fund	10.47 to 10.51	1,284,004	12.83 to 12.89	16,508,987	0.52	1.25 to 1.60	22.46 to 22.71
Small Cap Growth Fund	8.47 to 25.46	2,779,089	9.14 to 27.53	55,169,724	—	1.25 to 1.60	7.92 to 8.14
Small Cap Value Fund	13.93 to 25.79	3,588,341	15.77 to 29.26	83,681,235	0.03	1.25 to 1.60	13.23 to 13.45
International Equity Fund	9.31 to 20.41	3,829,204	11.94 to 26.21	73,895,865	0.64	1.25 to 1.60	28.14 to 28.40
REIT Fund	12.23 to 12.27	1,111,732	16.33 to 16.42	18,205,011	3.79	1.25 to 1.60	33.58 to 33.84
Balanced Portfolio	9.58 to 17.22	1,909,414	10.32 to 18.59	26,703,581	1.21	1.25 to 1.60	7.74 to 7.95
Equity Income Portfolio	10.69 to 20.91	4,634,977	11.76 to 23.03	77,817,156	1.52	1.25 to 1.60	9.92 to 10.14
Growth Portfolio	8.72 to 20.67	6,921,706	8.89 to 21.10	99,015,538	0.27	1.25 to 1.60	1.89 to 2.09
Asset Manager Portfolio	10.30 to 17.69	1,324,744	10.71 to 18.43	18,485,779	2.67	1.25 to 1.60	3.95 to 4.16
Emerging Markets Equity (Int’l) Portfolio	9.58 to 13.89	1,128,099	11.65 to 16.88	15,231,832	0.66	1.25 to 1.60	21.34 to 21.59
V.I. Capital Appreciation Fund	10.19 to 10.22	12,294	10.69 to 10.75	131,963	—	1.25 to 1.60	4.93 to 5.14
High Income Bond Fund II	11.58 to 11.62	187,933	12.59 to 12.66	2,370,366	6.43	1.25 to 1.60	8.71 to 8.93
Financial Services Fund	10.11 to 10.14	6,142	11.65 to 11.71	71866	0.41	1.25 to 1.60	15.26 to 15.49
Health Care Fund	10.85 to 10.88	5,534	11.34 to 11.40	62,990	—	1.25 to 1.60	4.54 to 4.75
Mekros Fund(a)	9.96 to 9.99	56,193	12.27 to 12.34	692,769	—	1.25 to 1.60	23.21 to 23.46
Nova Fund	9.55 to 9.58	29,414	10.77 to 10.82	317,979	—	1.25 to 1.60	12.80 to 13.03
OTC Fund	10.99 to 11.03	39,693	11.83 to 11.89	471,573	—	1.25 to 1.60	7.61 to 7.83
Technology Fund	11.92 to 11.96	14,246	11.86 to 11.93	169,823	—	1.25 to 1.60	(0.46) to (0.26)
Ursa Fund(b)	8.67 to 8.69	—	7.66 to 7.70	—	—	1.25 to 1.60	(11.63) to (11.46)
U.S. Government Bond Fund(c)	11.69 to 11.73	33,817	12.47 to 12.53	422,597	3.06	1.25 to 1.60	6.68 to 6.90
U.S. Government Money Market Fund	9.77 to 9.81	206,521	9.64 to 9.69	1,992,298	0.14	1.25 to 1.60	(1.35) to (1.15)
Utilities Fund	8.73 to 8.75	6,027	10.08 to 10.13	60,973	3.23	1.25 to 1.60	15.45 to 15.68
Equity Income Portfolio	10.07 to 10.17	82,922	11.38 to 11.47	946,739	3.54	1.25 to 1.60	12.80 to 13.02
International Stock Portfolio	10.28 to 10.31	1,709	11.51 to 11.57	19,736	0.24	1.25 to 1.60	11.97 to 12.19

(a) Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

(b) Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(c) Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund.

(d) Prior to April 1, 2008, NASDAQ-100 was named OTC Fund.

(e) Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund.

(f) Prior to May 1, 2006, Government Long Bond Advantage was named U.S. Government Bond Fund.

*                 These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

**          These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

***   These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia PA 19103-7042
Telephone (267) 330 3000
Facsimile (267) 330 3300
www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III of Penn Mutual Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub accounts constituting Penn Mutual Variable Annuity Account III of Penn Mutual Life Insurance Company at December 31, 2008, the results of each of their operations for the year then ended, and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility Penn Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

April 16, 2009

The Penn Mutual

Life Insurance Company

2008 Consolidated GAAP Financial Statements

(In Thousands)

Consolidated Balance Sheets

December 31,	2008	2007

ASSETS
Investments:
Debt securities, at fair value:
Available for sale	$5,278,212	$5,886,524
Trading	69,268	87,094
Equity securities, at fair value	24,511	8,582
Real estate, net of accumulated depreciation	15,590	16,311
Policy loans	671,499	669,338
Short-term investments	279,008	38,060
Alternative assets	265,718	232,723
Other invested assets, at fair value	248,707	137,126
TOTAL INVESTMENTS	6,852,513	7,075,758

Cash and cash equivalents	61,482	23,806
Investment income due and accrued	84,144	81,381
Deferred acquisition costs	897,044	806,718
Amounts recoverable from reinsurers	348,012	355,112
Broker/dealer receivables	1,197,637	1,615,573
Goodwill	50,026	50,026
Cash collateral for securities lending	1,295	223,884
Other assets	382,857	334,785
Separate account assets	2,753,267	4,137,215
TOTAL ASSETS	$12,628,277	$14,704,258

LIABILITIES AND EQUITY
Liabilities:
Reserves for future policy benefits	$2,749,603	$2,608,995
Other policyholder funds	3,466,472	3,357,686
Policyholders’ dividends payable	16,032	16,596
Broker/dealer payables	1,097,120	1,435,009
Accrued income taxes	5,498	195,135
Debt	307,422	299,992
Cash collateral for securities lending	1,295	223,884
Other liabilities	490,201	390,852
Separate account liabilities	2,753,267	4,137,215
TOTAL LIABILITIES	10,886,910	12,665,364

Equity:
Retained earnings	2,020,550	1,977,554
Accumulated other comprehensive income:
Unrealized (depreciation)/appreciation of securities, net	(269,014)	63,205
Pension liability	(10,169)	(1,865)
Total accumulated other comprehensive income	(279,183)	61,340
TOTAL EQUITY	1,741,367	2,038,894
TOTAL LIABILITIES AND EQUITY	$12,628,277	$14,704,258

The accompanying notes are an integral part of these financial statements.

1

(In Thousands)

Consolidated Statements of Income

Years Ended December 31,	2008	2007	2006
REVENUES
Premium and annuity considerations	$182,163	$130,323	$139,298
Policy fee income	311,692	314,450	249,635
Net investment income	388,760	425,251	410,491
Net investment (losses)/gains	(15,864)	(1,131)	61,415
Broker/dealer fees and commissions	483,948	542,369	465,650
Other income	31,200	36,296	32,377
TOTAL REVENUES	1,381,899	1,447,558	1,358,866

BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries	422,264	419,109	403,781
Policyholder dividends	31,207	34,496	37,122
Increase/(decrease) in reserves for future policy benefits	33,634	(25,857)	(11,187)
General expenses	389,602	369,657	350,385
Broker/dealer sales expense	261,165	314,060	301,959
Amortization of deferred acquisition costs	178,485	133,406	86,974
TOTAL BENEFITS AND EXPENSES	1,316,357	1,244,871	1,169,034

INCOME BEFORE INCOME TAXES	65,542	202,687	189,832
Current	16,115	33,652	(2,716)
Deferred	6,431	31,977	47,134
INCOME TAX EXPENSE	22,546	65,629	44,418
NET INCOME	$42,996	$137,058	$145,414

The accompanying notes are an integral part of these financial statements.

2

(In Thousands)

Consolidated Statements of Changes in Equity

Years Ended December 31, 2006, 2007, and 2008	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total Equity
BALANCE AT JANUARY 1, 2006	$102,243	$1,689,892	$1,792,135

Net income for 2006	—	145,414	145,414
Other comprehensive income, net of tax
Unrealized depreciation of securities,	—	—	—
net of reclassification adjustments	(43,269)	—	(43,269)
Minimum pension liability	1,057	—	1,057
Comprehensive income			103,202
BALANCE AT DECEMBER 31, 2006	$60,031	$1,835,306	$1,895,337

Net income for 2007	—	137,058	137,058
Other comprehensive income, net of tax
Unrealized appreciation of securities,	—	—	—
net of reclassification adjustments	1,400	—	1,400
Minimum pension liability	237	—	237
Comprehensive Income			138,695
Impact of adoption of Statement of Financial Accounting Standards (SFAS) No. 158, net of tax	(328)	—	(328)
Impact of adoption of FASB Interpretation (FIN) No. 48, net of tax	—	5,190	5,190
BALANCE AT DECEMBER 31, 2007	$61,340	$1,977,554	$2,038,894

Net income for 2008	—	42,996	42,996
Other comprehensive income, net of tax
Unrealized depreciation of securities,
net of reclassification adjustments	(332,219)	—	(332,219)
Postretirement benefits liabililty adjustment	(8,304)		(8,304)
Comprehensive income			(297,527)
BALANCE AT DECEMBER 31, 2008	$(279,183)	$2,020,550	$1,741,367

The accompanying notes are an integral part of these financial statements.

3

(In Thousands)

Consolidated Statements of Cash Flow

Years Ended December 31,	2008	2007	2006
CASH FLOW FROM OPERATING ACTIVITIES
Net income	$42,996	$137,058	$145,414
Adjustments to reconcile net income to net cash provided by operating activities:
Capitalization of acquisition costs	(124,488)	(186,381)	(135,526)
Amortization of deferred acquisition costs	178,485	133,406	86,974
Policy fees on universal life and investment contracts	(186,992)	(190,460)	(137,060)
Interest credited on universal life and investment contracts	144,251	146,862	136,499
Depreciation and amortization	(18,592)	(10,335)	(8,483)
Net investment losses	16,778	11,424	9,156
Net investment income on limited partnerships and derivatives	(15,478)	(16,662)	(7,986)
Increase in investment income due and accrued	(2,763)	(7,853)	(6,305)
Decrease/(increase) in amounts recoverable from reinsurers	21,017	(2,192)	(18,097)
Increase/(decrease) in reserves for future policy benefits	37,211	(6,711)	(7,687)
(Decrease)/increase in accrued income taxes	(9,695)	42,234	33,354
Increase/(decrease) in net broker/dealer receivables	80,045	(4,910)	77,913
Increase/(decrease) in trading securities	17,826	(24,461)	(42,735)
Increase/(decrease) in broker loans and advances	(14,743)	(12,943)	1,881
Increase in sales inducements	(646)	(9,879)	(8,278)
Other, net	8,656	(3,375)	(3,330)
NET CASH PROVIDED BY/(USED IN) OPERATING ACTIVITIES	173,868	(5,178)	115,704

CASH FLOW FROM INVESTING ACTIVITIES
Sale of investments:
Debt securities, available for sale	1,357,470	1,046,967	2,877,545
Equity securities	1,014	200	1,373
Other	1,302	149	336
Maturity and other principal repayments:
Debt securities, available for sale	608,968	518,835	544,353
Other	127,022	21,806	26,866
Cost of investments acquired:
Debt securities, available for sale	(1,982,207)	(1,763,617)	(3,657,500)
Equity securities	(31,859)	—	(1,380)
Limited partnerships	(61,793)	(58,358)	(50,818)
Derivatives	(74,771)	(32,797)	(12,422)
Other	(45,249)	(34)	(2,161)
Change in policy loans, net	(2,161)	(35,935)	(7,971)
Cost of short-term investments sold, net	(241,076)	153,287	29,436
Increase in collateral payable	127,554	—	—
Purchases of furniture and equipment, net	1,974	4,603	(3,453)
NET CASH USED IN INVESTING ACTIVITIES	$(213,812)	$(144,894)	$(255,796)

…continued -

4

Years Ended December 31,	2008	2007	2006
CASH FLOW FROM FINANCING ACTIVITIES
Policyholder Account Balance
Deposits for universal life and investment contracts	$955,530	$1,139,291	$974,050
Withdrawals from universal life and investment contracts	(803,187)	(835,543)	(704,739)
Transfers to separate accounts	(32,153)	(186,235)	(127,116)
Issuance/(extinguishment) of debt	(42,570)	1,765	(31,487)
NET CASH PROVIDED BY FINANCING ACTIVITIES	77,620	119,278	110,708
Net increase in cash and cash equivalents	37,676	(30,794)	(29,394)
Cash and cash equivalents, beginning of year	23,806	54,600	83,994
CASH AND CASH EQUIVALENTS, END OF YEAR	$61,482	$23,806	$54,600

The accompanying notes are an integral part of these financial statements.

5

Notes to Consolidated Financial Statements

Note 1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NATURE OF OPERATIONS The Penn Mutual Life Insurance Company (“PML”) and its subsidiaries (collectively, “the Company”) offer a wide range of insurance and investment products including life insurance, annuities, and investment products and advisory services.  PML, a Pennsylvania domiciled mutual life insurance company, concentrates primarily on the sale of individual life insurance and annuity products.  PML and its wholly owned life insurance subsidiary, the Penn Insurance and Annuity Company (“PIA”) primarily markets traditional whole life, term life, fixed universal life, indexed universal life, variable universal life, immediate annuity and fixed and variable deferred annuity products through a network of career agents and independent agents.  PML is licensed and sells its products in all fifty states and the District of Columbia.  In addition, the Company offers a variety of investment products and services through its non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries).

BASIS OF PRESENTATION The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation of PML and its wholly owned and majority controlled subsidiaries.  All significant intercompany accounts and transactions have been eliminated in consolidation.

PML prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, while PIA follows statutory practices prescribed or permitted by the Delaware Department of Insurance, both of which are comprehensive bases of accounting other than GAAP.  See Note 14 for additional discussion.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Those estimate are inherently subject to change and actual results could differ from those estimates.  Included among the material reported amounts and disclosures that require extensive use of estimates are:

•                  Fair Value of certain invested assets and derivatives

•                  Capitalization and amortization of deferred acquisition costs (“DAC”)

•                  Liabilities for future policyholder benefits

•                  Accounting for income taxes and valuation of deferred income tax assets and liabilities and unrecognized tax benefits

•                  Litigation and other contingencies

INVESTMENTS In accordance with the provision of Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities, the Company is required to classify its investment into one of three categories: held-to-maturity, available-for-sale, or trading.  The Company determines classification of debt securities at time of purchase and re-evaluates at each balance sheet date. The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale (AFS) and trading.  AFS securities are reported at fair value, with unrealized gains and losses reported in other comprehensive income, net of deferred taxes and related adjustments.  Trading securities are held at fair value, with changes in value reported through net investment gains/losses.  Income on debt securities is recognized using the effective yield method of amortization. For mortgage and asset-backed securities (“structured securities”) not subject to credit review, changes in expected cash flows are recognized using the retrospective yield adjustment method.  For structured securities subject to review based on credit rating , change in expected cash flows are recognized using the prospective yield adjustment method.  In these cases, income is recognized on the prospective yield adjustment method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic

6

environments.  These assumptions represent the Company’s best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events.  Interest on debt securities is recorded as income when earned.

The Company participates in a securities lending program for the purpose of enhancing income on the securities portfolio.  Under the program, the Company’s fixed income investments are available for loan to other institutions, with a $250,000 limit of loaned securities. The Company maintains control over the securities it lends and retains the earnings and cash flows associated with the loaned securities.  Collateral, in the form of cash, is required from the transferee at a rate of 102% of the fair value of the loaned securities, is controlled by an agent and may not be sold or re-pledged.  The fair value of the securities lending collateral is recorded as both an asset and liability on the balance sheet.  Other than in the event of default by the borrower, this collateral is not available to the Company and will be remitted to the borrower by the agent upon the return of the loaned securities.  An indemnification agreement with the lending agent protects the Company in the event a borrower becomes insolvent or fails to return any of the securities on loan.  Because the collateral is held by the agent in a trust account, and the Company does not participate in the management of the collateral, and does not have the ability to direct the funds to or from its agent, the Company considers its securities lending activities to be non-cash investing and financing activities.

Equity securities are carried at fair value, and include seed money invested in separate accounts.  Unrealized capital gains and losses are reported in other comprehensive income, net of deferred taxes and related adjustments.  Dividends on equity securities are credited to income on their ex-dividend dates.

Real estate occupied by the Company is carried at depreciated cost.  Depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in net investment losses.  Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years.  Depreciation expense is included in net investment income.  The Company obtains an external appraisal on a tri-annual basis.

Short-term investments, which are carried at amortized cost and approximates fair value, consist primarily of money market funds and investments purchased with maturities of greater than three months and less than or equal to 12 months.  Some short-term investments are identified as collateral as required by certain derivative contracts.

Policy loans are stated at the aggregate balance of unpaid principal and interest.

Alternative assets are investments in limited partnerships for which the Company applies the equity method of accounting.  Earnings are recorded in net investment income.

Other invested assets include derivatives and miscellaneous invested assets.  See Note 4 for additional discussion on derivatives.

The Company regularly evaluates the carrying value of AFS and equity securities and adjusts their recorded value for impairment considered other than temporary.  Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, other circumstances of the investee, and the Company’s ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery.  The decline in a security’s fair value that is deemed to be other than temporary is reported in income as a net investment loss and the reduction in the cost basis of the security is recognized.  When the fair value of a structured security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a net investment loss is recognized in net income.  The discount created by the impairment loss is amortized into investment income over the remaining term of the security based on expected future cash flows.

7

Net investment gains (losses) on sales are generally computed using the specific identification method and are included in income on the trade date, net of amortization of deferred acquisition costs.  Unrealized capital gains and losses, net of applicable taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVE FINANCIAL INSTRUMENTS The Company utilizes various derivatives, including interest rate swaps, financial futures, interest rate caps, and put options in conjunction with its management of assets and liabilities and interest rate risk.  All derivatives are recognized at fair value and reported in other invested assets.  The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting, subject to the requirements of Statement of Financial Accounting Standards (SFAS) No. 149, “Amendment of Statement 133 on Derivative Instruments and Hedging Activities.”   To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge.  This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured.  A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged to qualify for hedge accounting. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis.  The Company does not engage in derivative financial instrument transactions for speculative purposes.

Interest rate swaps and interest rate futures are used to manage risk from interest rate fluctuations.  The Company has entered into interest rate swaps and interest rate futures that qualify for hedge accounting.  The interest rate swaps have been designated to qualify as cash flow hedges of fixed income securities in the investment portfolio; the interest rate futures have been designated as fair value hedges of fixed income securities in the investment portfolio.

For a fair value hedge, the gain or loss on the hedging instrument is recognized in current earnings.  The carrying value of the hedged items is adjusted by the change in fair value and is also recognized in current earnings. The Company’s fair value hedges are primarily hedges of available-for-sale fixed maturity securities.

For a cash flow hedge, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge.  The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.  To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings, but are reported as other comprehensive income. To the extent these derivatives are not effective, changes in their fair values are included in earnings as a net investment gain/loss.

At termination, the cost basis of the hedged assets are adjusted by the amount of change in fair value of the hedged assets.  For any hedged assets that are subject to FAS 91, Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases—an amendment of FASB Statements No. 13, 60, and 65 and a rescission of FASB Statement No. 17, the adjustment will be made on a retrospective yield adjustment basis.  All others will be made using the prospective yield adjustment method.  The adjustment to the hedged assets will be amortized through investment income over the remaining life of the bond.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires, is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, or (iv) it is probable that the forecasted transaction will not occur.

For cash flow hedges, when hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the gain/loss that was accumulated in other comprehensive income will be

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recognized immediately as a realized capital gain/loss.  The derivative will continue to be carried on the balance sheet at its fair value with subsequent changes in fair value recorded as a realized capital gain/loss.  When hedge accounting is discontinued because the hedge is terminated, the accumulated gain/loss remains in other comprehensive income until the forecasted transaction is no longer probable.  At that time, the accumulated gain or loss in other comprehensive income will be recognized as a realized capital gain/loss.

The Company has interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the Company’s annuity product portfolio. These derivatives do not qualify for hedge accounting.  The change in fair value of these derivatives is recognized as a net investment gain/(loss).   At termination, the gain/(loss) on the derivative is realized.

Interest rate caps and credit default swaps are carried at fair value and are classified as other invested assets in the consolidated balance sheet.  The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates.  Credit default swaps protect the Company from a decline in credit quality of a specified security.  The interest rate caps and credit default swaps are not hedges of specific assets or liabilities.  Therefore, these transactions do not qualify for hedge accounting treatment.  As a result, the change in the fair value of the derivatives is recognized currently in net investment gains or losses in the period of change.

The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 8.

CASH AND CASH EQUIVALENTS Cash and cash equivalents include investments purchased with maturities of three months or less.  They are carried at amortized cost.

DEFERRED ACQUISITION COSTS The costs of acquiring new and sustaining renewal business and certain costs of issuing policies that vary with and are directly related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet.  These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

DAC related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges fall under SFAS No. 120, “Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts” or SFAS No. 97. “Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales” and are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to estimated gross profits arising principally from interest margins, mortality margins, expense margins and surrender charges.  The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised.  Deferred acquisition costs related to certain term business fall under SFAS No. 60. “Accounting and Reporting by Insurance Enterprises “ and are amortized in proportion to premium revenue.

Each year, a formal review of the assumptions underlying the expected gross profits are analyzed and updated as necessary.

DAC is reviewed annually to determine whether such costs are recoverable based upon future estimated gross profits.  The Company has evaluated all DAC and concluded these amounts are recoverable at December 31, 2008 and 2007, respectively.  Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

GOODWILL AND INTANGIBLE ASSETS Goodwill and other intangibles with an indefinite useful life are not amortized.  All goodwill and indefinite life intangible assets are required to be tested for impairment at least annually.  An intangible asset with a finite life is amortized over its useful life.  Intangibles with a finite useful life are tested for impairment when facts and circumstances indicate that its carrying amount may not be recoverable.

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The Company had goodwill of $50,026 and $50,026 as of December 31, 2008 and 2007, respectively.   Goodwill is reviewed annually for impairment pursuant to SFAS No. 142, “Goodwill and Other Intangible Assets.”  No impairment of goodwill was recognized during 2008, 2007 or 2006.

The Company had intangible assets with a gross carrying amount of $10,707 and $10,707 and accumulated amortization of $7,244 and $5,928 as of December 31, 2008 and 2007, respectively.  The aggregate amortization expense related to these intangible assets was $1,316, $1,517 and $1,768 in 2008, 2007 and 2006, respectively.  Estimated annual amortization expense is:

Years ending December 31,	Amortization Expense
2009	$912
2010	668
2011	479
2012	374
2013	290

OTHER Other assets primarily consist of property and equipment, leasehold improvements, computer equipment, and packaged software, which are stated at cost, less accumulated depreciation and amortization.  Depreciation on property and equipment is determined using the straight-line method over the estimated useful lives of the related assets.  Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.  Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life.  Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years.  At December 31, 2008 and 2007, these assets had a gross carrying amount of $101,759 and $98,804, respectively and accumulated depreciation and amortization was $74,734 and $77,061 at December 31, 2008 and 2007, respectively.  Related depreciation and amortization expense was $4,227, $5,190, and $7,341 for the years ended December 31, 2008, 2007 and 2006, respectively.

Other assets also include $8,353 pledged as collateral for futures contracts.

Also included in Other assets are sales inducements.  The Company has deferred annuity policies in force that contain sales inducements, which are deferred in accordance with SOP 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”.  See Note 7 for additional discussion of sales inducements.

RESERVES FOR FUTURE POLICY BENEFITS The Company’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality and morbidity, less the present value of future net premiums.

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

See Note 8 for additional discussion of reserves.

OTHER POLICYHOLDER FUNDS Other policyholder funds represent liabilities for universal life and investment-type annuity products.  The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges.  The liability for universal life products is also reduced by mortality charges.

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Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses.  Assumptions are based on Company experience projected at the time of policy issue.  Interest rate assumptions range from 2.0% to 10.5%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue.  Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

POLICYHOLDERS’ DIVIDENDS PAYABLE The Company’s liability for policyholders’ dividends represents its dividends payable to policyholders.  As of December 31, 2008, participating insurance expressed, as a percentage of insurance in force is 95%, and as a percentage of premium income is 38%.  The Board of Trustees approves the amount of Policyholders’ dividends to be paid annually.  The aggregate amount of policyholders’ dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management’s judgment as to the appropriate level of equity to be retained by the Company.  The carrying value of this liability approximates the earned amount and fair value at December 31, 2008.

BROKER/DEALER RECEIVABLES AND PAYABLES Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.

SEPARATE ACCOUNT ASSETS AND LIABILITIES The Company has separate account assets and liabilities representing segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.   The separate accounts have varying investment objectives.

At December 31, 2008 and 2007, all separate account assets are stated at the fair value of the underlying assets, which are primarily common stocks.  The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company.   The liability at December 31, 2008 and 2007 represents the policyholders’ interest in the account and includes accumulated net investment income and realized and unrealized capital gains and losses on the assets, which generally reflects fair value.  The investment income and net investment gains or losses from separate account assets accrue to the policyholders and are not included in the Consolidated Statements of Income.  Mortality, policy administration and surrender charges assessed against the accounts are included in Policy fee income in the accompanying Consolidated Statement of Income.  Asset management fees charged to the accounts are included in Other income in the accompanying Consolidated Statements of Income.

In 2008, the Company invested $31,000 of Seed Money for the establishment of 13 new funds in Penn Series Funds, Inc.  The Seed Money is classified as an equity security, with unrealized capital gains and losses reported in other comprehensive income, net of deferred taxes and related adjustments.  Dividends on earned by the funds are credited to income on their ex-dividend dates.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”) and GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”).  See Note 8 for a discussion of the Company’s obligation regarding these product features.

RECOGNITION OF INCOME AND RELATED EXPENSES Premiums from traditional participating life insurance policies, term life policies, annuity policies with life contingencies and group life contracts are recognized as income when due.  The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts.  This match is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of deferred acquisition costs.

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Amounts received under universal life-type contracts are reported as deposits to policyholders’ account balances.  Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration, and surrender charges, and are included as policy fee income in the Consolidated Statements of Income.  In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio.

Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC costs.  Policy benefits and claims that are charges to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due.  Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.  Deferred Federal income tax assets (“DTAs”) and liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between GAAP and taxable income.  Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.  Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Uncertain tax positions (UTP’s) are established when the merits of a tax position are evaluated against certain measurement and recognition tests.  UTP changes are reflected as a component of income taxes.

The Company files a consolidated Federal income tax return with its life and non-life insurance subsidiaries.   The consolidated tax liability is allocated among the members of the group in accordance with a tax sharing agreement.  The tax sharing agreement provides that the tax liability for each member of the group is calculated on a separate company basis.

REINSURANCE In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts.  The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.

Reinsurance does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company.  The Company evaluates the risk transfer of its reinsurance contracts and the financial strength of potential reinsurers.  The Company regularly monitors the financial condition and ratings of its existing reinsurers to ensure that amounts due from reinsurers are collectible.

Insurance liabilities are reported before the effects of reinsurance.  Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets in Amounts recoverable from reinsurers.  Estimated reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.  See Note 10.

BENEFIT PLANS The Company accounts for defined benefits in accordance with the requirements of SFAS No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans.”  On December 31, 2007, the Company adopted this statement, which requires an employer on a prospective basis to recognize the funded status of its defined benefit pension and post retirement plans as an asset or liability in its statement of financial position and to recognize changes in that funded status through comprehensive income in the year in which the changes occur.  See Note 12.

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CONTINGENCIES Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.  See Note 13.

RECLASSIFICATION Certain 2007 and 2006 amounts have been reclassified to conform with 2008 presentation.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS Effective January 1, 2007, the Company adopted the Accounting Standards Executive Committee (“AcSEC”) of the American Institute of Certified Public Accountants Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”).   SOP 05-1 provides guidance on accounting by insurance enterprises for DAC and unearned revenue, including deferred policy acquisition costs, valuation of business acquired and deferred sales inducements, on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments”.  SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage, and was effective for internal replacement occurring in fiscal years beginning after December 31, 2006.  The company’s implementation of the standard did not have a material effect on its consolidated results from operations or financial position.

Effective January 1, 2007, the company adopted FASB interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”).  FIN 48 prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return.  The guidance clarifies that the amount of tax benefit recognized should be measured using management’s best estimate based on the most favorable expected benefit that is more likely than not (i.e. has a greater than 50% likelihood) to be realized.  Under the guidance for implementing FIN 48, the required cumulative effect adjustment is recorded to retained earnings as of January 1, 2007.  The company’s implementation of the standard increased equity by $5,190.

Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No.  133 and 140  (“FAS 155”). FAS 155 permits fair value re-measurement of an entire hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain embedded derivatives requiring bifurcation; narrows the scope exemption applicable to interest-only strips and principal-only strips from FAS 133 and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives.  In December 2006, the FASB issued implementation guidance, Statement 133 Implementation Issue B40 Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets, which creates a scope exception with respect to accounting for prepayment risk within certain securitized financial assets as an embedded derivative. The Company’s implementation of FAS 155 did not have a material impact on the Company’s financial condition or results of operations.

Effective December 31, 2007, the Company adopted Financial Accounting Standards Board’s Statement of Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans (“SFAS 158”),”.  This statement requires an employer on a prospective basis to recognize the overfunded or underfunded status of its defined benefit pension and postretirement plans, as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income.  The company’s implementation of the standard decreased equity by $328.

Effective January 1, 2008, the Company adopted SFAS No. 157, Fair Value Measurements (“SFAS 157”).  This statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements.  This statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value.  The guidance in SFAS 157 will be applied prospectively with certain exceptions.  SFAS 157 is effective for

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fiscal years beginning after November 15, 2007.  The company’s implementation of the standards resulted in a $9,500 pre-tax investment gain.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities (“SFAS 159”).  This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.  A Company should report unrealized capital gains and losses on items for which the fair value option has been elected in earnings.  This statement also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities.  SFAS 159 is effective for fiscal years beginning after November 15, 2007.  Though PML has elected not to adopt the Fair Value Option for financial instruments held at January 1, 2008, the Company still has the option to elect the Fair Value Option on new assets and liabilities in the future.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS In March 2008, the Financial Accounting Standards Board issued SFAS No. 161 (SFAS 161), “Disclosures about Derivative Instruments and Hedging Activities” an amendment of FASB Statement No. 133. This statement amends and expands the disclosure requirements for derivative instruments and hedging activities by requiring companies to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement No. 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. This statement is effective for fiscal years beginning after November 15, 2008.  The Company is currently assessing the impact of the adoption of SFAS 161 on the consolidated financial statements.

Note 3. INVESTMENTS

AFS DEBT SECURITIES AFS securities are carried at fair value.  Amortized cost is net of cumulative writedowns determined by management to be other than temporary declines in value of $58,560 and $22,783 as of December 31, 2008 and 2007, respectively.  The distribution of unrealized capital gains and losses on investments in debt securities at December 31, 2008 and 2007 is presented below.

	Amortized	Gross Unrealized Capital		Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2008:
U.S. Treasury, government and agency securities	$86,337	$6,224	$192	$92,369
States and political subdivisions	35,527	62	816	34,773
Corporate securities	2,755,277	93,075	220,977	2,627,375
Residential mortgage backed securities	1,084,968	14,471	92,762	1,006,677
Commercial mortgage backed securities	1,381,524	1,054	250,406	1,132,172
Asset-backed securities	347,725	411	53,708	294,428
Redeemable preferred stocks	101,924	20	11,526	90,418
Total AFS securities	$5,793,282	$115,317	$630,387	$5,278,212

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	Amortized	Gross Unrealized Capital		Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2007
U.S. Treasury, government agency securities	$180,859	$5,697	$296	$186,260
States and political subdivisions	7,314	731	—	8,045
Corporate securities	2,511,577	103,835	33,386	2,582,026
Residential mortgage backed securities	1,219,015	10,731	3,654	1,226,092
Commercial mortgage backed securities	1,284,568	21,799	7,393	1,298,974
Asset-backed securities	544,354	4,772	10,250	538,876
Redeemable preferred stocks	43,694	5,387	2,830	46,251
Total AFS securities	$5,791,381	$152,952	$57,809	$5,886,524

U.S. Treasury, government agency securities include $11,763 in securities that are pledged as collateral for futures contracts.

Corporate securities, in 2007, include $50,000 in notes initially yielding 1.6% with imbedded floors inversely tied to LIBOR.  As of December 31, 2007, the notes had a fair value of $48,575.

The amortized cost and estimated fair value of AFS securities as of December 31, 2008 and 2007 by contractual maturity is presented below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	2008		2007
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	23,929	23,938	$137,371	$138,305
Due after one year through five years	434,871	425,179	454,833	479,594
Due after five years through ten years	1,112,084	1,069,525	866,024	881,084
Due after ten years	1,306,257	1,235,875	1,241,522	1,277,348
Residential mortgage backed securities	1,084,968	1,006,677	1,219,015	1,226,092
Commercial mortgage backed securities	1,381,524	1,132,172	1,284,568	1,298,974
Asset-backed securities	347,725	294,428	544,354	538,876
Redeemable preferred stocks	101,924	90,418	43,694	46,251
Total	5,793,282	5,278,212	$5,791,381	$5,886,524

Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment.  The weighted average life of these securities is estimated at 3.3 years.

Residential mortgage backed securities (MBS), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 97.8% are of high credit quality. Securities totaling $2,350,013 are rated AAA and include $3,160 of interest-only tranches.

At December 31, 2008, the largest industry concentration of the Company’s portfolio was investments in the electric industry of $429,559 representing 8.14% of the total AFS portfolio.

Proceeds during 2008, 2007 and 2006 from sales of AFS securities were $1,357,470, $1,046,767, and $2,877,545, respectively.  The gross gains realized on those sales were $20,766, $9,551 and $48,401 and the gross losses realized on those sales were $13,052, $8,950, and $48,820 during 2008, 2007 and 2006, respectively.  During 2008, 2007, and 2006, the Company recognized investment losses of $42,337, $7,998, and $9,207, respectively, related to impairment of AFS securities.

The Company’s investment portfolio of AFS securities is predominantly comprised of investment grade securities.  At December 31, 2008 and 2007, AFS securities with fair value totaling $154,920 and $249,852,

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respectively, were less than investment grade.  At December 31, 2008 and 2007, there were no securities to be restructured pursuant to commenced negotiations.

The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms.

Management has determined that the unrealized capital losses on the Company’s investments in equity and debt securities at December 31, 2008 are temporary in nature.  For further discussion on how the Company evaluates the impairment of debt and equity securities, see Note 2.

The following tables present the gross unrealized capital losses and fair values for AFS securities with unrealized capital losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized capital loss position, at December 31, 2008 and 2007, respectively:

	Less than 12 months		12 Months or longer		Total
	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses
December 31, 2008:
U.S Treasury, government and agency securities	$6,150	$192	$—	$—	$6,150	$192
States and political subdivisions	30,630	816	—	—	30,630	816
Corporate securities	1,035,274	123,685	331,471	97,292	1,366,745	220,977
Residential MBS	206,933	74,188	272,372	18,574	479,305	92,762
Commercial MBS	841,805	189,229	248,632	61,177	1,090,437	250,406
Asset-backed securities	44,006	12,615	237,616	41,093	281,622	53,708
Redeemable preferred stocks	73,130	5,704	4,487	5,822	77,617	11,526
Total AFS securities	$2,237,928	$406,429	$1,094,578	$223,958	$3,332,506	$630,387

December 31, 2007:
U.S Treasury, government and agency securities	$18,306	$296	$—	$—	$18,306	$296
States and political subdivisions	—	—	—	—	—	—
Corporate securities	513,139	15,858	290,110	17,528	803,249	33,386
Residential MBS	377,139	2,785	94,622	869	471,761	3,654
Commercial MBS	113,209	405	288,457	6,988	401,666	7,393
Asset-backed securities	428,329	9,726	36,533	524	464,862	10,250
Redeemable preferred stocks	12,366	1,662	3,142	1,168	15,508	2,830
Total AFS securities	$1,462,488	$30,732	$712,864	$27,077	$2,175,352	$57,809

AFS securities that were in an unrealized capital loss position less than twelve months at December 31, 2008, totaled 64% of the Company’s total AFS securities unrealized capital loss, and securities in an unrealized capital loss position greater than twelve months totaled 36% of the Company’s total AFS securities unrealized capital loss.  Of the total amount of securities unrealized capital losses, $557,576 or 88% is related to unrealized capital losses on investment grade securities.  Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (“NAIC”) of 1 or 2; a rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.  Unrealized capital losses on AFS securities with a rating below investment grade represent $72,811 or 12% of the Company’s total AFS

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securities unrealized capital losses.  Change in interest rates, widening of credit spreads, and general market volatility sparked by the subprime credit crises contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized capital losses as follows:

U.S. Treasury, Government, and Agency Securities.  Unrealized capital losses on the Company’s investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $192.  These were spread over 3 securities and the decline in value was caused by interest rate increases.  The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government.

Corporate Securities.  Unrealized capital losses on corporate securities were $220,977 or 35% of the total unrealized capital losses for debt securities.  The amount of unrealized capital losses on the Company’s investment in corporate securities is spread over 423 individual securities with varying interest rates and maturities.  Unrealized capital losses for Corporate securities with a fair value below 80% of the security’s amortized cost totaled $133,740 or 61% of the total unrealized capital losses for fixed maturities.  Corporate spreads widened significantly due to the credit crunch that was sparked by the subprime mortgage crisis.  General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors contributed to the unrealized capital losses.  The capital losses were spread across all industry sectors.  The largest sectors with unrealized capital losses on securities with a fair value below 80% of the security’s amortized cost include Metals and Mining ($16,250) and Media-Non Cable ($11,687).

States and Political Subdivisions Unrealized losses on the Company’s investments in states and political subdivisions were $816 or 0% of the Company’s unrealized losses for debt securities.  These were spread over 49 securities and the decline in value was caused by interest rate increases.  The contractual terms of these investments are guaranteed by the full faith and credit of the State Government.

Residential and Commercial Mortgage-Backed Securities.  Unrealized capital losses on mortgage-backed securities were $343,168 or 54% of the total unrealized capital losses for corporate securities.  The amount of unrealized capital losses on the Company’s investment in mortgage-backed securities was due to elevated risk premium in the market and lower than expected collateral performance, which management believes is recoverable.  These losses were spread across approximately 114 fixed and variable rate investment grade securities.  Mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $207,815 or 61% of total unrealized capital losses on mortgage-backed securities.  The majority of our holdings (over 99%) are investment grade and management believes the collateral is sufficient to pay obligations.  The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss.  When the fair value of the security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and an investment loss is recognized in net investment losses in the accompanying Consolidated Statement of Income.

Other Asset-Backed Securities.  Unrealized capital losses on asset-backed securities were $53,708 or 9% of the total unrealized capital losses for debt securities.  The unrealized capital losses on these investments are largely due to the declining market for mortgage related securities in reaction to the subprime credit crisis.  These capital losses are spread across approximately 29 securities.  Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss.  When the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a investment loss is recognized in net investment losses in the accompanying Consolidated Statement of Income.  The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows.  Asset-backed securities that were priced below 80% of the security’s amortized cost represented $34,021 or 63% of the total unrealized capital losses for asset-backed securities.

EQUITY SECURITIES During 2008, 2007 and 2006, the proceeds from sales of unaffiliated equity securities amounted to $618, $200, and $1,373, respectively.  The gross gains realized on those sales were $0, $200 and $18 and the gross losses realized on those sales were $134, $0, and $25, for 2008, 2007 and 2006, respectively.

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Unaffiliated equity securities had gross unrealized capital (losses)/gains of $(6,414) and $2,396 as of December 31, 2008 and 2007, respectively.

During 2008, 2007 and 2006, the proceeds from sales of affiliated equity securities were $4, $0 and $0, respectively.  Gross unrealized capital losses were $9,466 and $0 as of December 31, 2008 and 2007, respectively.

ALTERNATIVE ASSETS Net unrealized investment capital (losses)/gains on alternative assets that were classified as investment income aggregated $(16,240), $13,581 and $13,694 for the years ended December 31, 2008, 2007 and 2006, respectively.  Net unrealized investment capital (losses) classified as net investment losses were $(505), $(530) and $511 for the years ended December 31, 2008, 2007 and 2006, respectively. The Company also recognized investment losses of $4,041 and $2,803 on these investments in 2008 and 2007, respectively.

OTHER INVESTED ASSETS The components of other invested assets as of December 31, 2007 and 2006 were as follows (in millions):

	2008	2007
Derivatives	198,706	87,991
Other	50,001	49,135
Total other investments	$248,707	$137,126

Refer to Note 4 for discussion on Derivatives.

RESTRICTED ASSETS AND SPECIAL DEPOSITS Assets of $7,299 and $7,709 at December 31, 2008 and 2007, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included within invested assets in the accompanying Consolidated Balance Sheet.

The components of net investment income are summarized as follows:

YEARS ENDED DECEMBER 31,	2008	2007	2006
AFS securities	$352,572	$352,692	$341,647
Equity securities	107	2	—
Real estate	—	—	2,209
Policy loans	36,507	36,070	35,213
Short-term investments	2,022	4,094	9,508
Alternative Assets	(4,648)	42,956	30,749
Other invested assets	10,796	(1,681)	400
Securities Lending	543	766	—
Gross investment income	397,899	434,899	419,726
Less: Investment expense	9,139	9,648	9,235
Net investment income	$388,760	$425,251	$410,491

The components of net investment losses on investments were as follows:

YEARS ENDED DECEMBER 31,	2008	2007	2006
AFS securities	$(34,743)	$(6,784)	$(9,626)
Trading securities	19,350	7,732	52,651
Equity securities, mortgage loans, short-term investments	(265)	200	(13)
Alternative assets, other invested assets, and Equity Hedging	12,801	(5,898)	(695)
Amortization of deferred acquisition costs	5,428	1,058	1,178
Deferred compensation plans and Other assets	(18,435)	2,561	17,920
Net investment (losses)/gains	$(15,864)	$(1,131)	$61,415

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The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

Reclassification Adjustments	2008	2007	2006
Unrealized capital holding (losses) arising during period, net of taxes	$(348,285)	$(391)	$(52,696)
Reclassification adjustment for losses included in net income	16,066	1,791	9,427
Unrealized capital (losses)/gains on investments, net of reclassification adjustment	$(332,219)	$1,400	$(43,269)

Reclassification adjustments reported in the above table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense/(benefits) of $(8,651), $(964), and $(5,076), respectively, and $(3,986), $(429), and $(1,584), respectively, relating to the effects of such amounts on deferred acquisition benefits.

Note 4. DERIVATIVES

The Company utilizes derivatives to achieve its risk management goals.  Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income.  The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks.  The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk.  Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction.  Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty.  Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty.  Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all Over-the-Counter (“OTC”) derivative contracts.  Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument.  The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The Company is exposed to credit related losses in the event of non-performance by counterparties to derivative financial instruments.  In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the counterparty’s credit rating.  Additionally, the agreements with the counterparties allow for contracts in a positive position to be offset by contracts in a negative position.  This right of offset, combined with the collateral obtained from counterparties, reduces the Company’s exposure.  Cash with an estimated fair value of $127,554 and $0 were held at December 31, 2008 and 2007, respectively.  The cash received is invested in an interest bearing money market fund and is reflected as a short-term investment.

As of December 31, 2008 and 2007, the Company pledged collateral for futures contracts of $20,656 and $4,750, respectively.  Notional or contractual amounts of derivative financial instruments provide a measure

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of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.  The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments.

On September 15, 2008, Lehman Brothers Holdings Inc. declared bankruptcy.  At that time, the Company had a derivative position of $42,535 and collateral totaling $27,706.   The cash amount of $7,180, which is included as part of the collateral held in short-term investments, is in the Company’s possession with a payable balance in the same amount.  The U.S Treasury securities of $20,526 are maintained in a segregated custodial account for the sole purpose of collateral management.  The unsecured portion of the termination value is $14,829.  The Company has assessed that the recoverable value of the unsecured portion was 50%; therefore, an impairment was recognized in the amount of $7,415, $4,672 related to put options and $2,743 related to interest rate swaps.

The following table presents the notional and fair values of derivative financial instruments for the years ended December 31, 2008 and 2007:

	2008		2007
YEARS ENDED DECEMBER 31,	Notional Value	Fair Value	Notional Value	Fair Value

Interest rate swaps	$380,000	$19,090	$655,000	$17,497
Credit default swaps	14,000	954	5,000	388
Interest rate caps	500,000	718	875,000	1,758
Put options	528,147	173,099	570,029	69,128
Futures	—	4,845	—	(780)
Total	$1,422,147	$198,706	$2,105,029	$87,991

The fair value of derivatives contracts are based on dealers’ quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate.

All realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in net investment gains/losses.

HEDGE EFFECTIVENESS During 2008, hedge accounting was discontinued due to the ineffectiveness for a credit default swap.  A gain of $494 was recognized in 2008, which is the reversal of the prior year loss associated with the change in unrealized of the security hedged.  During 2007, there were no hedges that discontinued hedge accounting treatment due to ineffectiveness.

The Company’s cash flow hedges primarily include hedges of floating rate securities.  The assessment of hedge effectiveness for cash flow hedges of interest rate risk excluded amounts relating to risks other than exposure to the benchmark interest rate.  Derivative instruments used in cash flow hedges that meet the criteria of a highly effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability.

For fair value hedges, changes in the fair value of derivatives are reported in a manner that is consistent with the hedged asset or liability.

INTEREST RATE RISK MANAGEMENT At December 31, 2008, the Company has interest rate swaps, totaling $380,000 of notional value, designated to qualify as a three-year cash flow hedge of fixed income securities in the investment portfolio.  The cost basis was $0 and $0 and fair value was $19,090 and  $15,046 as of December 31, 2008 and 2007, respectively. The effective portion of the cash flow hedge recorded in other comprehensive income was $18,943 and $15,046 at December 31, 2008 and 2007, respectively.  The

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ineffective portion of the cash flow hedge recorded as a net investment gain/(loss) was $147 and $0 as of December 31, 2008 and 2007, respectively.

The Company de-designated a $200,000 notional interest rate swap that had been designated as a three-year cash flow hedge of fixed income securities on September 16, 2008.  At termination, the fair value of the interest rate swap of $6,764 was booked as an unrealized loss.  An investment gain of $3,019 was recognized as of December 31, 2008.  An additional $803 was recognized as an investment gain, representing the amortized portion of the value at termination.  The remaining unrealized balance of $2,942 was recorded in Other Comprehensive Income as of December 31, 2008.

The notional amounts of the interest rate swaps, not designated as hedging transactions, are $0 and $75,000 as of December 31, 2008 and 2007, respectively.  The carrying and fair values were $0 and $2,451 as of December 31, 2008 and 2007, respectively.  The change in fair value on these swaps was ($2,451) and $2,578 as of December 31, 2008 and 2007, respectively, recorded as an unrealized capital (loss)/gain.  The Company recognized net investment gains/(losses) on swaps closed of $7,213 and $0 at December 31, 2008 and 2007, respectively.

For fair value hedges, all components of each derivative’s gain or loss were included in the assessment of hedge ineffectiveness.  The Company recognized net investment gains/(losses) of $1,366, $(8,745), and $392 in 2008, 2007 and 2006, respectively, related to the ineffectiveness of its swap hedges.

The Company had open interest rate cap positions with a notional amount of $500,000 and $875,000 and carrying and fair values of $718 and $1,758 as of December 31, 2008 and 2007, respectively.  Investment losses on caps matured/terminated were $87 and $1 during 2008 and 2007, respectively. The Company recognized investment losses of $953, $35, and $1,697 in 2008, 2007, and 2006, respectively, related to the change in fair value of interest rate caps.

MARKET RISK MANAGEMENT The Company had 8,592 and 1,916 open futures contracts, not designated as hedging transactions, as of December 31, 2008 and 2007, respectively.  The carrying and fair values were $5,503 and $(780) as of December 31, 2008 and 2007, respectively.  The unrealized capital gain/(loss) on the futures was $6,283 and $(964) as of December 31, 2008 and 2007, respectively, recorded as a net investment gain/(loss).  The net investment gain/(loss) on futures closed was $(34,777) and $(1,416) during 2008 and 2007, respectively.

The Company has open put options, not designated as hedging transactions, with notional amounts of $528,147 and $570,029 as of December 31, 2008 and 2007, respectively.  The carrying and fair values were $173,099 and $69,128 as of December 31, 2008 and 2007, respectively.  The change in unrealized capital gain/(loss) on the put options was $84,717 and $18,822 as of December 31, 2008 and 2007, respectively, recorded as a net investment gain/(loss).  Investment gain on the put options closed was $56,902 and $1,508 during 2008 and 2007, respectively.

CREDIT RISK MANAGEMENT The Company has credit default swaps with notional values of $14,000 and $5,000 as of December 31, 2008 and 2007, respectively.  The carrying value was $954 and $0 and the fair value was $954 and $388 as of December 31, 2008 and 2007, respectively.  The Company recognized investment gains of $566, and  $388 related to the change in fair value of credit default swaps.

Note 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

TRANSITION IMPACT As discussed in Note 2, the Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 resulted in a pre-tax investment gain of $9,500 due to a modification of assumptions on our future policy benefits.

FAIR VALUE MEASUREMENT Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

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Fair value measurement is based on assumptions market participants would make in pricing an asset or liability.  SFAS 157 prioritizes the inputs to valuation techniques used to measure fair value by establishing a three-level fair value hierarchy.  The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs.  An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement.  The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs.  The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1                   Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date.  These generally provide the most reliable evidence and are used to measure fair value whenever available.  Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available.  Prices are obtained from readily available sources for market transactions involving identical assts or liabilities.

Level 2                   Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data.  In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level  3                  Fair value is based on significant inputs that are unobservable for the asset or liability.  These inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability.  These are typically less liquid fixed maturity securities with very limited trading activity.  Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques.  Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on the Company’s understanding of the market.

The determination of fair value, which for certain assets and liabilities is dependent on the application of estimates and assumptions, can have a significant impact on our results of operations.  The following sections describe the key estimates and assumptions surrounding certain assets and liabilities, measured at fair value on a recurring basis, that could have a significant impact on our results of operations or involve the use of significant unobservable inputs.

AFS SECURITIES The fair values of our debt securities are generally based on quoted market prices or prices obtained from independent pricing services.  In order to validate reasonability, prices are reviewed by our internal investment professionals through comparison with directly observed recent market trades or comparison of all significant inputs used by the pricing service to our observations of those inputs in the market.  Consistent with the fair value hierarchy described above, securities with quoted market prices or validated quotes from pricing services are generally reflected within Level 2.  Inputs considered to be standard for valuations by the independent pricing service are: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and economic events. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

In circumstances where market data such as quoted market prices or vendor pricing is not available, internal estimates based on significant observable inputs are used to determine fair value. This category also includes fixed income securities priced internally.  Inputs considered are: public debt, industrial comparables, underlying assets, credit ratings, yield curves, type of deal structure, collateral performance, loan characteristics and various indices.  Also included in Level 2 are private placement securities.  There are

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several private placement bonds that are priced externally.  Inputs considered are: public corporate bond spreads, industry sectors, average life, internal ratings, security structure and yield curves.  If the discounted cash flow model incorporates significant unobservable inputs, these securities would be reflected within Level 3 in our fair value hierarchy.

In circumstances where significant observable inputs are not available, estimated fair value is calculated internally by using unobservable inputs.  These inputs reflect our own assumptions about the inputs market participants would use in pricing the asset, and are therefore included in Level 3 in our fair value hierarchy.  Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security.

Our Level 3 debt securities generally include certain public debt securities and distressed private debt securities priced internally based on observable and unobservable inputs. Under certain conditions, the Company may conclude pricing information received from third party pricing services is not reflective of market activity and may over-ride that information with an internally developed valuation. As of December 31, 2008, such over-rides in aggregate were not material. Significant inputs used include: issue specific credit adjustments, material non-public financial information, management judgment, estimation of future earnings and cash flows, default rate assumptions and non-binding quotes from market makers. These inputs are usually considered unobservable, as not all market participants will have access to this data.

TRADING SECURITIES The fair values of most publicly traded securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in our fair value hierarchy.  Level 2 securities include those not actively traded and priced based on similar assets traded in active markets and securities where the fair value is based on vendor prices.  All other securities are priced as Level 3.

EQUITY SECURITIES Equity securities consist principally of investments in common and preferred stock of publicly traded companies, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in our fair value hierarchy. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in our fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services and, in order to validate reasonability, are compared with recent market trades we have directly observed. Accordingly, these securities are classified within Level 2 in our fair value hierarchy.

SHORT-TERM INVESTMENTS Short-term investments carried at Level 1 consist of money market funds.

ATERNATIVE ASSETS Alternative assets are primarily limited partnerships with investments in venture capital, management buy-out, mezzanine financing and fund of funds.  Because no active market exists for these assets, the fair value is estimated by the general partner.  Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the valuation, the limited partnership investments have been reflected within Level 3 in our fair value hierarchy.

DERIVATIVE INSTRUMENTS Derivatives are recorded as Other Invested Assets. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, credit spreads, market volatility, expected returns and liquidity as well as other factors.  In order to validate reasonability, prices are reviewed by our internal investment professionals through comparison with directly observed recent market trades or comparison of all significant inputs used in broker quotes to our observations of those inputs in the market.  Fair values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

The Company’s exchange traded futures include index futures. Exchange traded futures and exchange traded put options are valued using quoted prices in active markets and are classified within Level 1 in our fair value hierarchy.

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The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in our fair value hierarchy.  These investments include: interest rate swaps, interest rate caps and put options.  OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, broker-dealer quotations, third-party pricing vendors and/or recent trading activity.

SEPARATE ACCOUNT ASSETS Separate Account assets primarily consist of mutual funds.   The fair value of mutual funds is based upon quoted prices in an active market, resulting in classification in Level 1.

VARIABLE ANNUITY LIVING BENEFIT RIDERS The Company’s liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including GMAB and GMWB.  These benefits are accounted for as embedded derivatives and are carried at fair value with changes in fair value included in net investment gains/(losses).

The fair values of the GMAB and GMWB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using appropriate rates that take into consideration the Company’s own risk of nonperformance. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rates and equity market assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed regularly, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in our fair value hierarchy.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the financial instruments carried at fair value as of December 31, 2008, by caption on the Consolidated balance sheet and by SFAS 157 valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total
Assets:
AFS Securities	$92,119	$5,112,836	$73,256	$5,278,211
Trading securities	3,068	62,118	4,082	69,268
Equity securities	24,511	—	—	24,511
Short-term investments	277,841	—	—	277,841
Alternative assets	—	—	265,719	265,719
Other invested assets	37,103	161,603	—	198,706
Total investments	434,642	5,336,557	343,057	6,114,256
Separate account assets (1)	2,754,193	—	—	2,754,193
Total assets	$3,188,835	$5,336,557	$343,057	$8,868,449

Liabilities:
Future policy benefits	$—	$—	$(121,298)	$(121,298)
Securities sold not purchased	(681)	(3,960)	—	(4,641)
Total Liabilities	$(681)	$(3,960)	$(121,298)	$(125,939)

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(1) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statement of Financial Position.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS  The table below includes a rollforward of the balance sheet amounts for the year ended December 31, 2008 (including the change in fair value), for financial instruments classified by the Company within Level 3 of the valuation hierarchy. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. Also, the Company manages the risk of the observable components of Level 3 financial instruments using securities and derivative positions that are classified within Level 1 or 2 of the valuation hierarchy; as these Level 1 and Level 2 risk management instruments are not included below, the gains or losses in the tables do not reflect the effect of the Company’s risk management activities related to such Level 3 instruments.

The AFS securities transferred into Level 3 in 2008 was the result of the pricing service being unable to provide an accurate price on a specific security.  The security was priced internally.

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		Total Gains/(Losses) (Realized/Unrealized)
	Balance at January 1, 2008	Included in Earnings	Included in (OCI)	Amortization / Accretion Included in earnings	Net Purchases, Sales, Issuances, and Settlements	Transfers in and (Out) of Level 3	Balance at December 31, 2008
Assets:
AFS securities (1), (2), (3)	$9,296	$(6,401)	$(2,301)	$229	$67,233	$5,200	$73,256
Trading securities (1)	398	(112)	—	—	3,796	—	4,082
Alternative Assets (2)	232,724	(21,100)	—	—	54,095	—	265,719
Total investments	242,418	(27,613)	(2,301)	229	125,124	5,200	343,057
Total assets	$242,418	$(27,613)	$(2,301)	$229	$125,124	$5,200	$343,057
Liabilities:
Future policy benefits	$(8,422)	$(113,047)	$—	$—	$171	$—	$(121,298)
Total liabilities	$(8,422)	$(113,047)	$—	$—	$171	$—	$(121,298)

(1)          Total gains/(losses) included in earnings are reported as net investment gains/(losses)

(2)          Total gains/(losses) included in earnings are reported as net investment income or net investment gains/(losses)

(3)          Amortization/accretion is reported as net investment income

(4)          Total gains/(losses) included in other comprehensive income are reported as net investment gains/(losses)

The following table summarizes the total gains or losses included in earnings that are attributable to unrealized capital gains or losses for Level 3 assets and liabilities still held at December 31,2008:

	Unrealized Capital Gains/(Losses)
	Reported as Net Investment Income	Reported as Net Investment Gains/(Losses)	Total
Assets:
AFS securities	$—	$—	$—
Trading securities	—	(112)	(112)
Alternative assets	(20,595)	(505)	(21,100)
Total investments	$(20,595)	$(617)	$(21,212)
Total assets	$(20,595)	$(617)	$(21,212)

Liabilities:
Future policy benefits	$—	$(113,047)	$(113,047)
Total liabilities	$—	$(113,047)	$(113,047)

FINANCIAL INSTRUMENTS FOR WHICH CARRYING VALUE APPROXIMATES FAIR VALUE Certain financial instruments that are not carried at fair value on the Consolidated Balance Sheets are carried at amounts that approximate fair value due to their short-term nature and generally negligible credit risk. These instruments include cash and short-term investments.

The methodology for determining the fair value for the Company’s financial instruments that are carried at fair value can be found earlier in this note.  The fair values of the Company’s liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued.

The fair values of liabilities under all of the Company’s contracts are considered in the overall management of interest rate risk.  The Company is exposed to interest rate risk on its interest-sensitive products.  The

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Company’s investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company’s assets and liabilities.

The following table summarizes the carrying value and estimated fair value of financial assets and liabilities as required by SFAS 107.

	2008		2007
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial Assets:
AFS securities	$5,278,212	$5,278,212	$5,886,524	$5,886,524
Trading Securities	69,268	69,268	87,094	87,094
Equity securities	24,511	24,511	8,582	8,582
Short-term investments	279,008	279,008	38,060	38,060
Alternative Assets	265,718	265,718	238,316	238,316
Other invested assets	248,707	248,707	130,983	130,983
Cash & cash equivalents	61,482	61,482	23,806	23,806
Separate account assets	2,753,267	2,753,267	4,137,215	4,137,215
Total financial assets	$8,980,173	$8,980,173	$10,550,580	$10,550,580

Financial Liabilities:
Investment-type contracts
Individual annuities	$1,290,161	$1,295,168	$1,231,688	$1,236,629
Other policyholder funds	230,691	230,691	236,270	236,270
Debt	196,930	196,930	196,885	196,885
Total policyholder funds	1,717,782	1,722,789	1,664,843	1,669,784
Separate account liabilities	2,753,267	2,753,267	4,137,215	4,137,215
Total financial liabilities	$4,471,049	$4,476,056	$5,802,058	$5,806,999

Note 6. SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the Securities Exchange Commission (“SEC”), for its individual variable life and annuity products with assets of $2,602,117 and $3,888,210 at December 31, 2008 and 2007, respectively.  The assets for these separate accounts, which are carried at fair value, represent investments in shares of the Company’s Penn Series Funds and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $151,150 and $249,005 at December 31, 2008 and 2007, respectively.  While the product itself is not registered with the SEC, the underlying assets are comprised of SEC registered mutual funds.  The assets in these separate accounts are carried at fair value.

Note 7. DAC AND SALES INDUCEMENTS

The following table illustrates the roll forward of the Company’s DAC balance:

YEARS ENDED DECEMBER 31,	2008	2007
Balance at beginning of year	$806,718	$753,703
Current year additions	124,487	186,381
Unrealized gain/(loss)	138,896	(1,018)
Less: Amortized during year	173,057	132,348
Balance at end of year	$897,044	$806,718

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Most of the Company’s DAC asset is amortized over the estimated life of the book of business at a constant rate based on the present value of the estimated gross profits expected to be realized.  The present value of estimated gross profits is computed using an expected investment yield or interest crediting rate, projected mortality and lapse rates.  As actual experience varies, the DAC asset is required to be written up or down as the Company “unlocks” the DAC assumptions and resets the assumptions based on more current information.  For projecting investment returns that would be applied to determine future variable account value growth and the associated profit margins, the Company uses a common industry approach that is generally referred to as Reversion to the Mean (“RTM”).

In 2008, the Company concluded that the existing RTM methodology was producing near term growth rates that were significantly higher than management’s best estimate.  As a result, the Company performed a fresh start, ignoring historic results and starting over on December 1, 2008 using an investment assumption that represents management’s best estimate.  The financial result as of December 31, 2008 is additional DAC amortization of $11,200.

Sales Inducements

PML has deferred annuity policies in force that contain sales inducements, which are capitalized and then amortized into income in the future, in accordance with SOP 03-1.  Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC.

Changes in sales inducements are as follows:

	2008	2007
Beginning balance	$37,586	$27,707
Additional amounts deferred	9,227	12,951
Amortization	8,581	3,072
Ending balance	$38,232	$37,586

Note 8. POLICYHOLDERS’ LIABILITIES

Future Policy Benefits

Future policy benefits were as follows:

DECEMBER 31,	2008	2007
Traditional life insurance	$1,517,030	$1,529,320
Universal life insurance	32,218	19,461
Individual annuities	481,385	319,903
Group annuities	415,616	437,712
Other product lines	303,354	302,603
Balance at end of year	$2,749,603	$2,608,995

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values.  Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%.  Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses.  Assumptions are based on the Company’s actual experience projected at the time of policy issue with provision for adverse deviations.  Interest rate assumptions range from 2.25% to 13.25%.

Guaranteed Minimum Benefits

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

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•                  Return of premium – provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net purchase Payments”.  This guarantee is a standard death benefit on all individual variable annuity products.

•                  Step-up – provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

•                  Rising Floor – provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values, net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2008	2007
Account value	$1,895,732	$2,754,864
Net amount at risk	458,684	25,278
GAAP Reserves	17,813	3,406

The reserve calculation, which is in accordance with SOP 03-1, uses a process that includes a stochastic modeling component.  200 scenarios are modeled during the process and the result is the creation of excess death benefits, which are cash payments due to death over and above the existing account value.  A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual.  This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company has variable annuity contracts that have GMAB and GMAB/GMWB Rider options.  The GMAB provides for a return of principal at the end of a ten-year period.  The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period.  The benefit base is calculated as the maximum of principal times a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years.  The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period.  The following table summarizes the account values and reserves for the different benefit types:

DECEMBER 31, 2008

Rider Type	Contracts	Fixed Account Value	Variable Account Value	Total Fund Account Value	Reserves
GMAB	430	$835	$28,275	$29,110	$4,446
GMAB/GMWB	6,465	61,545	574,828	636,373	116,852
Total	6,895	$62,380	$603,103	$665,483	$121,298

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The guaranteed living benefits are considered to be derivatives under FASB No. 133.  For information on the fair value for these derivatives, see Note 5.  Changes in these values are recorded in net investment gains/losses.

Note 9. INCOME TAXES

The federal income tax expense is as follows:

Years Ended December 31,	2008	2007	2006
Current	$16,115	$33,652	$(2,716)
Deferred	6,431	31,977	47,134
Total federal income tax expense	22,546	$65,629	$44,418

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate.  The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

YEARS ENDED DECEMBER 31,	2008	2007	2006
Tax expense at 35%	$22,940	$70,941	$66,441
(Decrease)/increase in income taxes resulting from:
Dividends received deduction	(5,031)	(5,334)	(5,756)
Tax exempt income	(1,222)	(577)	(361)
Prior period adjustment	(1,070)	496	(1,233)
Tax reserve	670	309	(3,561)
Tax release	—	—	(10,683)
Benefits	5,171	(1,763)	(2,053)
Other	1,088	1,557	1,624
Income tax expense	$22,546	$65,629	$44,418

The change in net deferred income tax expense to net deferred income tax liability is comprised of the following:

	2008	2007	Change
Total deferred tax assets	$239,891	$124,035	$115,856
Total deferred tax liabilities	246,161	305,657	(59,496)
Net deferred tax asset (liability)	$(6,270)	$(181,622)	175,352
Tax effect of unrealized capital gains/(losses)			(175,422)
FIN 48 adjustment			(1,807)
Change in net income tax			(1,877)
Items reflected directly through equity/other			(4,554)
Deferred income tax expense			$(6,431)

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities.  The significant

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temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

DECEMBER 31,	2008	2007
Deferred tax assets:
Future policy benefits	$45,559	$50,124
Policyholders’ dividends payable	5,548	5,740
Allowances for investment losses	11,688	28,783
Unrealized investment losses	142,299	—
Employee benefit liabilities	32,210	35,747
Other	2,587	3,641
Total deferred tax asset	239,891	124,035

Deferred tax liabilities:
DAC	203,176	222,132
Unrealized investment gains	—	33,123
Investments	35,699	46,171
Other	7,286	4,231
Total deferred tax liability	246,161	305,657
Net deferred tax liability	6,270	181,622
Uncertain tax position	5,288	4,537
Tax currently (receivable)/payable	(6,060)	8,976
Accrued income taxes	$5,498	$195,135

Cash paid for federal income taxes in 2008, 2007, and 2006 was $15,578,  $13,635, and $19,910, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits:
Balance at January 1, 2008	4,232
Additions based on tax positions related to the current year	568
Additions for tax positions in prior years	319
Reductions for tax positions in prior years	(87)
Settlements/statute expiration	(205)
Balance at December 31, 2008	$4,827

Included in the balance at December 31, 2008, is $1,398 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.  Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductible period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes penalties and/or interest as a component of tax expense.  During the years ended December 31, 2008 and 2007, the Company recognized approximately $157 and $145 in interest.

The Company accrued $461 and $305 for the payment of interest at December 31, 2008 and 2007.  No penalties were recognized or accrued.  Therefore, the total unrecognized tax positions reserve as of December 31, 2008 is $5,288 and $4,537 as of December 31, 2007.  The Company does not anticipate that total unrecognized tax benefits will significantly change in the next twelve months due to the settlement of audits or statute expirations

The Internal Revenue Service (“IRS”) has completed their examination of the Company’s income tax returns through the year 2004.  One outstanding issue is currently being reviewed by the IRS Appeals Office for the

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2002 to 2004 income tax returns.  The IRS is currently examining income tax returns for the tax years 2005 through 2006.  Management believes that an adequate provision has been made for potential adjustments.

Note 10. REINSURANCE

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements.

The table below highlights the reinsurance amounts shown in the accompanying financial statements.

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount
December 31, 2008:
Life Insurance in-Force	$63,419,332	$1,505,939	$22,928,470	$41,996,801
Premiums	213,961	3,754	35,552	182,163
Benefits	515,137	3,279	96,152	422,264
Reserves	6,213,203	2,872	330,340	5,885,735

December 31, 2007:
Life Insurance in-Force	$61,175,170	$1,607,008	$24,275,380	$38,506,798
Premiums	163,368	1,954	35,000	130,322
Benefits	499,566	3,045	83,501	419,110
Reserves	5,963,874	2,807	322,508	5,644,837

During 2006, the Company had gross premiums of $174,088, assumed premiums of $2,105, ceded premiums of $36,895, gross benefits of $473,447, assumed benefits of $0, and ceded benefits of $69,666.

Reinsurance recoverables with a carrying value of $211,124 and $176,408 were associated with a single reinsurer at December 31, 2008 and 2007, respectively.  This recoverable is secured by investment grade securities with a market value of $230,776 and $225,310, respectively held in trust.

Note 11. DEBT

On June 23, 2004, the Company issued a Surplus Note (“Notes”) with a principal balance of $200,000, at a discount of $3,260.  The Notes bear interest at 6.65%, and have a maturity date of June 15, 2034.  The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent.  Interest on the 6.65% Notes is scheduled to be paid semiannually on April 1 and October 1 of each year.  At December 31, 2008 and 2007, the amortized cost basis of the Notes was $196,930 and $196,885, respectively.

The Company’s broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers.  The Company is required to collateralize amounts borrowed in excess of certain limits.  At December 31, 2008, the Company had debt of $15,200, which was collateralized by customer-owned securities valued at approximately $28,358, Company owned securities valued at $28,139, and remaining bank loans, including bank overdrafts of $45,292, which were not collateralized.

At December 31, 2007, the Company had debt of $57,300, which was collateralized by customer-owned securities valued at approximately $17,858 and remaining bank loans, including bank overdrafts of $45,807, which were not collateralized.  The bank loans are demand obligations and generally require interest based on the Federal Funds rate.  At December 31, 2008 and 2007, the weighted average interest rates on these borrowings were 1.25% and 4.45% respectively.

The Company entered into a $50,000 committed credit facility effective May 14, 2008.  The borrowings due must be repaid no later than the respective expiration date of the facility.  Interest on the total drawn amount

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is calculated at Federal Funds Rate plus 50 bps.  At December 31, 2008, $50,000 was drawn on the line of credit.  Interest paid for the year ended December 31, 2008 was $135.

The Company has entered into repurchase agreements with financial institutions, however there were no open positions as of December 31, 2008.

Note 12. BENEFIT PLANS

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees.  The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees.  The Company uses a measurement date of December 31 for all plans.

PENSION PLANS The Company has both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees.  The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974.  The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

The Company approved the freezing of benefits under its qualified and non qualified pension plans effective December 31, 2005.  Therefore, there no further benefits are accrued for participants.

The Company amended and restated the Supplemental Executive Retirement Plan, an unfunded deferred compensation plan, effective January 1, 2009.  The plan provides supplemental benefits to a select group of management or highly compensated employees at retirement.  The plan was amended to coordinate regulatory compliance among non-qualified defined benefit and defined contribution plans.  The amendment resulted in a $158 increase in the benefit obligation as of December 31, 2008.

OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS The Company provides certain life insurance and health care benefits (“other postretirement benefits”) for its retirement employees and agents, and their beneficiaries and covered dependents.

OTHER PLANS The Company has non-qualified deferred compensation plans that permit eligible key employees, producers and trustees to defer portions of their compensation to these plans.  Certain company contributions in excess of allowable qualified plan limits may also be credited to these plans.  The compensation that has been deferred and any excess company contributions have been accrued, and the other expense related to this plan is earnings on the deferred amounts.  To hedge against volatility for the investment earnings credited, Penn Mutual purchased corporate-owned life insurance contracts that will mirror the behavior of the aggregate deferred accounts.

BENEFIT OBLIGATIONS Accumulated benefit obligations represent the present value of pension benefits earned as of the measurement date based on service and compensation and do not take into consideration future salary.

Projected benefit obligations for defined benefit plans represent the present value of pension benefits earned as of the measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

The following table sets forth the plans’ change in benefit obligation of the defined benefit pension and other postretirement plans as of December 31, 2008 and 2007:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Change in benefit obligation
Benefit obligation at beginning of year	$128,753	$132,144	$36,217	$35,324
Service cost	—	—	785	627
Interest cost	7,889	7,679	2,055	1,896
Plan amendment	158	—	—	—
Actuarial (gain) loss	2,823	(4,940)	(3,355)	564
Benefits paid	(5,721)	(6,130)	(2,175)	(2,194)
Benefit obligation at end of year	$133,902	$128,753	$33,527	$36,217

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The accumulated benefit obligation for all defined benefit plans as of December 31, 2008 and 2007 was $133,678 and $127,864, respectively.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Discount rate	6.10%	6.25%	6.55%	6.20%
Rate of compensation increase	4.25%	4.25%	4.00%	4.00%

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year.  The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date.  The rate is used to discount the future cash flows of benefits obligations back to the measurement date.

PLAN ASSETS The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments.  The following table sets forth the change in plan assets as of December 31, 2008 and 2007:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Change in plan assets:
Fair value of plans assets at beginning of year	$129,357	$121,435	$—	$—
Actual return on plan assets	(4,269)	11,408	—	—
Employer contribution	2,090	2,644	2,175	2,194
Benefits paid	(5,721)	(6,130)	(2,175)	(2,194)
Fair value of plan assets at end of year	$121,457	$129,357	$—	$—

The fair values of the Company’s pension plan assets at December 31, 2008, by asset category, are as follows:

		Fair Value Measurements at December 31, 2008
Asset Category	Total	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Diversified U.S. equity securities	$40,398	$40,398	$—	$—
U.S. Treasury securities	81,059	81,059	—	—
Total	$121,457	$121,457	$—	$—

The Company’s overall investment strategy with respect to pension assets are growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objective over the long term.  To achieve these objectives, the Company has

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established a strategic asset allocation policy.  Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan.  Fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments.  The plan is rebalanced annually back to the current 50/50 target allocation between equity securities and fixed income/cash.  Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis.  The Company’s pension plan asset allocation at December 31, 2008 and 2007, and the current target allocations are as follows:

	2009 Target Allocation	Percentage of Plan Assets As of December 31,
		2008	2007
Asset Category
Equity securities	50%	33%	51%
Fixed income & cash	50%	67%	49%
Total	100%	100%	100%

The overweighting in fixed income securities is the result of more favorable returns as compared to the equity securities in the portfolio.  The Company will continue its policy to rebalance the portfolio on an annual basis.

At December 31, 2008, the fair value of the investment in fixed income securities and group annuity contracts was $81,059 and $40,398, respectively.  At December 31, 2007, the fair value of the investment in fixed income securities and group annuity contracts was $63,322 and $66,035, respectively.  The investments in group annuity contracts are invested in various investment options of related funds.

AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEET The funded status of the defined benefit plans is a comparison of the projected benefit obligations to the assets related to the respective plan, if any.  The difference between the two represents amounts that have been appropriately recognized as expenses in prior periods that appear as the net amount recognized or represent amounts that will be recognized as expenses in the future through the amortization of the unrecognized net actuarial loss, unrecognized prior service costs, and remaining initial transition.  The following table sets forth the funded status of the plans as of December 31, 2008 and 2007 as of the measurement date, and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Consolidated Balance Sheet.

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Benefit Obligation	$(133,902)	$(128,753)	$(33,527)	$(36,217)
Fair value of plan assets	121,457	129,357	—	—
Funded Status	$(12,445)	$604	$(33,527)	$(36,217)

Amount recognized in balance sheet:
Prepaid pension asset	$15,019	$27,482	$—	$—
Accrued benefit liability	(27,464)	(26,878)	(33,527)	(36,217)
Net amount recognized	$(12,445)	$604	$(33,527)	$(36,217)

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The qualified pension plan was over funded by $15,019 and $27,482 as of December 31, 2008 and 2007, respectively.  The non-qualified pension plans are not funded and have total projected benefit obligations of $27,464 and $26,878 as of December 31, 2008 and 2007, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,464, $27,240 and $0, respectively as of December 31, 2008.  The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $26,878, $25,890 and $0, respectively as of December 31, 2007.

As of December 31, 2008, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company’s other postretirement benefit plans.

The adoption of FAS 158 resulted in a reduction of $328, net of income tax, to accumulated other comprehensive income at December 31, 2007.  The following table summarizes the incremental effects of applying FAS 158 on individual line items in the accompanying Consolidated Balance Sheet at December 31, 2007:

	December 31, 2007 Prior to AML and FAS 158 Adjustments	2007 AML Adjustment per FAS 87	Adjustment to initially apply FAS 158	December 31, 2007 Post AML and FAS 158 Adjustments
Other assets	$328,115	$—	$6,670	$334,785
Other liabilities	384,043	(365)	7,174	390,852
Accrued income taxes	194,831	128	176	195,135
Accumulated other comprehensive income, net of tax	61,431	237	(328)	61,340

Prior to adoption of SFAS 158, a minimum pension liability adjustment was required when the actuarial present value of accumulated benefits exceeds plan assets.  In 2007, the change in the minimum pension liability, net of the change in the related intangible asset of $365 was reported in equity.

NET PERIODIC COST Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ending December 31, 2008 and 2007 are as follows:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Current year actuarial (gain)/loss	$16,018	$—	$(3,354)	$—
Amortization of actuarial gain/(loss)	(496)	—	—	—
Current year prior service (credit)/cost	158	—	—	—
Amortization of prior service credit/(cost)	—	—	451	—
Amortization of transition asset/(obligation)	—	—	—	—
Change in effect of additional minimum liability	—	—	—	—
Total recognized in other comprehensive income	$15,680	$—	$(2,903)	$—

The components of net periodic benefit cost (excluding the minimum pension liability adjustment) at December 31, were as follows:

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	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Service cost	$—	$—	$784	$627
Interest cost	7,889	7,679	2,055	1,897
Expected return on plan assets	(8,925)	(8,376)	—	—
Amortization of prior service cost	—	—	(451)	(451)
Amount of recognized gains and loss	495	543	—	—
Total net periodic (benefit)/ cost	$(541)	$(154)	$2,388	$2,073

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Total recognized in net periodic benefit cost and other comprehensive income	$15,139	$(154)	$(515)	$2,073

The weighted-average assumptions used to determine net periodic benefit cost at December 31 were:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Discount rate	6.25%	5.90%	6.20%	5.75%
Expected return on plan assets	7.00%	7.00%	—	—
Rate of compensation increase	4.25%	4.25%	4.00%	4.00%

The expected long-term rate of return on plan assets was 7.00% in both 2008 and 2007.  The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities.  Lower returns on plan assets result in higher pension expense.

The assumed health care cost trend rates used in determining net periodic costs at December 31 were:

	2008	2007
Health care cost trend rate assumed for next year	10.50%	9.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2015	2010

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$233	$(213)
Effect of postretirement benefit obligation	2,517	(2,222)

ACTUAL CONTRIBUTIONS AND BENEFITS The contributions made and the benefits paid from the plans at December 31 were:

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Employer Contributions	$2,090	$2,644	$2,175	$2,194
Benefits Paid	(5,720)	(6,130)	(2,175)	(2,194)

CASH FLOWS The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA.  The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

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In 2009, the Company expects to make the minimum required contribution to the funded pension plan, currently estimated to be $0 and to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,308 and $2,595, respectively.

The estimated future benefit payments are based on the same assumptions as used to measure the benefit obligations at December 31, 2008 and 2007.  The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Plan Benefits	Other Post Retirement Plan Benefits
2009	$6,419	$2,595
2010	6,968	2,730
2011	7,327	2,890
2012	7,780	2,973
2013	8,313	3,026
Years 2014-2018	47,974	15,453
Total	$84,781	$29,667

DEFINED CONTRIBUTION PLANS The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents.  For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company.  Contributions for the third plan are based on tiered earnings of full-time agents.  The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary.  For the years ended December 31, 2008, 2007 and 2006, the expense recognized for these plans was $4,825, $4,552 and $4,729, respectively.  The estimated fair value of the defined contribution plans’ assets at December 31, 2008 and 2007 was $300,660 and $411,233, respectively.

At December 31, 2008 and 2007, $85,611 and $133,169, respectively, of the defined contribution plans’ assets were invested in the Company’s group annuity contracts.

Note 13. COMMITMENTS AND CONTINGENCIES

COMMITMENTS — LEASES The Company as entered into various leases, primarily for field offices.  As of December 31, 2008 future minimum payments under noncancellable leases are as follows:

Year ending December 31,	Operating Leases
2009	$23,620
2010	20,412
2011	17,530
2012	12,973
2013	6,782
Thereafter	14,181

COMMITMENTS - INVESTMENTS In the normal course of business, the Company extends commitments relating to its investment activities.  As of December 31, 2008, the Company had outstanding commitments totaling $145,285 relating to these investment activities.  The fair value of these commitments approximates the face amount.

38

In the normal course of business, the Company has undertaken on behalf of its wholly-owned subsidiary, PIA, to provide sufficient financial support so that PIA will have adequate capital and surplus as required by applicable laws to meet its obligations to its policyholders under the terms of PIA’s policies and contracts.  There were no transaction of this kind in 2008 and 2007.

CONTINGENCIES - LITIGATION The Company is involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages.  In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues.  The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty.

CONTINGENCIES - GUARANTY FUNDS The Company is subject to insurance guaranty fund laws in the states in which it does business.  These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies.  Many states allow these assessments to be credited against future premium taxes.  The liability for estimated guaranty fund assessments net of applicable premium tax credits as of December 31, 2008 and 2007 was $800 and $550, respectively.  The Company believes such assessments in excess of amounts accrued will not materially impact its financial statement position, results of operation, or liquidity.

CONTINGENCIES — IRS REVENUE RULING On August 16, 2007, the IRS issued Revenue Ruling 2007-54 which provided the IRS’ interpretation of tax law regarding the computation of the Company’s Dividends Received Deduction (“DRD”).  On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which suspended Revenue Ruling 2007-54 and indicated the IRS would address the proper interpretation of tax law in a regulation project that has been added to the IRS’ 2008/2009 priority guidance plan.  Management believes the outcome of this issue will be favorable to the industry.  However, if the IRS regulation project ultimately adopts the IRS’ interpretation contained in Revenue Ruling 2007-54, the Company could lose a substantial amount of DRD tax benefit, which could have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LOANED SECURITIES See Note 2 for discussion of contingencies related to loaned securities.

Note 14. STATUTORY FINANCIAL INFORMATION

STATUTORY ACCOUNTING PRINCIPLES PML is required to file statements with the Pennsylvania Department of Insurance and PIA files with the Delaware Department of Insurance in accordance with statutory accounting practices prescribed or permitted as codified by the NAIC, which is a comprehensive basis of accounting other than GAAP.  The Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains and losses on the sale of fixed income investments, resulting from changes in the general level of interest rates.

STATUTORY NET INCOME AND SURPLUS The combined insurance companies’ statutory capital and surplus at December 31, 2008 and 2007 was $1,289,183 and $1,302,211, respectively.  The combined insurance

39

companies’ net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2008, 2007, and 2006, was $(49,296), $(5,962), and $56,694, respectively.

DIVIDENDS The payment of dividends by PIA to PML is subject to restrictions set forth in the State of Delaware insurance laws.  These laws require that the maximum amount of ordinary dividends that can by paid by PIA to PML without restriction cannot exceed the greater of the net gain from operations of the previous year or 10% of surplus as of the previous year end.  Generally, these restrictions pose no short-term liquidity concerns for PIA.  Based on these restrictions and 2008 statutory results, PIA could pay $3,305 dividends in 2009 to PML without prior approval from the Department, subject to the notification requirement.  In 2008 and 2007, PIA paid $19,592 and $10,000, respectively, to PML.

RISK-BASED CAPITAL Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of PML’s and PIA’s actual capital is measured by the risk-based capital results, as determined by the formulas.  Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action.  At December 31, 2008, the Company’s surplus exceeds these minimum levels.

40

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia PA 19103-7042
Telephone (267) 330 3000
Facsimile (267) 330 3300
www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees

The Penn Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, changes in equity, and cash flows present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the “Company”) at December 31, 2008 and December 31, 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, as of the beginning of 2008 the Company adopted SFAS No. 157, “Fair Value Measurements”.

PricewaterhouseCoopers LLP
February 10, 2009

Item 24.	Financial Statements and Exhibits

	(a)	Financial Statements included in Part B:

Financial Statements of Penn Mutual Variable Annuity Account III:

Statement of Assets - December 31, 2008
Statement of Operations - December 31, 2008
Statements of Changes in Net Assets - For the years ended December 31, 2008 and 2007
Notes to Financial Statements
Report of Independent Auditors

Financial Statements of The Penn Mutual Life Insurance Company:

Report of Independent Auditors
Consolidated Balance Sheets for the years ended December 31, 2008 and 2007
Consolidated Income Statements for the years ended December 31, 2008, 2007 and 2006
Consolidated Statements of Changes in Equity for the years ended December 31, 2008, 2007 and 2006
Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006
Notes to Financial Statements

(b)	Exhibits

	1.	(a)

Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Penn Mutual Annuity Account III (“Registrant”). Incorporated herein by reference to Exhibit 1(a) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(b)

Resolutions of the Executive Committee of Board of the Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

	2.		Not applicable.

	3.	(a)(1)

Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

		(a)(2)	Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 28, 2000.

(b)

Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

(c)

Form of Agent’s Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(d)

Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

(e)

Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

(f)

Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

4.	(a)

Individual Variable and Fixed Annuity Contract (Form BVA-00).  Incorporated herein by reference to the Exhibit 4(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-001502) on June 21, 2000.

(b)

Rider — Guaranteed Minimum Death Benefit—Step Up (GDBSU-98). Incorporated herein by reference to the Exhibit 4(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-001502) on June 21, 2000.

(c)

Endorsement-Charitable Remainder Trust (1718-01). Incorporated herein by reference to the Exhibit 4(c) to the Registrant’s Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange

Commission via EDGAR (Accession No. 0000950116-000684) on April 19, 2001.

(d)

Rider — Estate Enhancement Death Benefit (EEDB-01). Incorporated herein by reference to Exhibit 4(k) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-000692) on April 20, 2001.

(e)

Rider — Form of active allocation annuity contract. Incorporated herein by reference to Exhibit 4(e) to the Registrant’s Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000397) on March 21, 2002.

(f)

Rider — Death Benefit Enhancement — Step-Up. Incorporated herein by reference to Exhibit 4(d) to the Registrant’s Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001203) on May 22, 2002.

(g)

Rider — Optional Guaranteed Minimum Accumulation Benefit. Incorporated herein by reference to Exhibit 4(g) to the Registrant’s Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001383) on April 28, 2006.

(h)

Rider — Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit. Incorporated herein by reference to Exhibit 4(h) to the Registrant’s Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001383) on April 28, 2006.

(i)

Rider — Guaranteed Lifetime Withdrawal Benefit. Incorporated herein by reference to the Exhibit 4(i) of Registrant’s Registration Statement on Form N-4 (File No. 811-03457 and Accession No. 0000893220-07-001539) on April 30, 2007.

(j)

Rider — Growth and Income Advantage. Incorporated herein by reference to Exhibit (4)(q) to Post Effective Amendment number 78 to the Registration Statement filed on Form N-4(File No. 333-62811 and 811-03457) on April 24, 2009.

(k)

Rider — Purchasing Power Protector. Incorporated herein by reference to Exhibit (4)(r) to Post Effective Amendment number 78 to the Registration Statement filed on Form N-4(File No. 333-62811 and 811-03457) on April 24, 2009.

5.	(a)

Application (Form PM0487) for Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 20, 2000.

(b)

Form of application for active allocation annuity contract. Incorporated herein by reference to Exhibit 5(b) to the Registrant’s Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000397) on March 21, 2002.

6.	(a)

Charter of The Penn Mutual Life Insurance Company (May 1983). Incorporated herein by reference to Exhibit 6(a) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commision via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(b)

By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-69386), as filed with the Securities and

Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on December 6, 2001.

7.		None.

8.	(a)(1)

Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(a)(2)

Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(a)(3)

Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

(b)

Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

(c)

Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(d)

Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(e)

Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30 1998.

9.

Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to the Exhibit 9 to the Registrant’s Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-000684) on April 19, 2001.

10.	(a)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm is filed herewith.

	(b)	Consent of Morgan, Lewis & Bockius LLP, is filed herewith.

11.		Not applicable.

12.		Not applicable.

13.	(a)

Powers of Attorney of Trustees.  Incorporated herein by reference to Exhibit 14 to the Registrant’s Registration Statement on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No.0000950116-01-500817) on September 14, 2001.

(b)

Power of Attorney for Julia Chang Bloch, previously filed as Exhibit (14)(c) to the Registration Statement on June 11, 1999, (File No. 002-77283 and Accession No. 0000950116-99-001164) and incorporated herein by reference.

(c)

Power of Attorney for Edmond F. Notebaert, previously filed as Exhibit (14)(b) to the Registration Statement on April 24, 1998, (File No. 002-77283 and Accession No. 0000950109-98-002717) and incorporated herein by reference.

(d)

Powers of Attorney for Messrs. Cook, Santomero and Lillie, dated April 22, 2008. Incorporated herein by reference to the Exhibit 13 (d) to the Registrant’s Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001104659-08-027318) on April 28, 2008.

Item 25.                                                    Directors and Officers of the Depositor

The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

Name	Position and Offices with Depositor

Robert E. Chappell	Chairman of the Board, Chief Executive Officer and President

Peter J. Vogt	Executive Vice President and Chief Financial Officer

David O’Malley	Executive Vice President

Edward F. Clemons	Senior Vice President and Chief Human Resources Officer

Name	Position and Offices with Depositor

N. Robert Lazarus	Senior Vice President and Chief Compliance Officer

Peter M. Sherman	Executive Vice President and Chief Investment Officer

Bayne Northern	Vice President Annuity Distribution Systems and National Sales Manager

Ralph L. Crews	Senior Vice President, Distribution

Jill Thomas	Vice President, New Business and Underwriter Operations

Franklin L. Best, Jr.	Managing Corporate Counsel and Secretary

Susan T. Deakins	Vice President and Chief Actuary

The Honorable Julia Chang Bloch (Ambassador)	Trustee of Penn Mutual

Edward G. Boehne	Trustee of Penn Mutual

Joan P. Carter	Trustee of Penn Mutual

William R. Cook	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Alan B. Miller	Trustee of Penn Mutual

Edmond F. Notebaert	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Anthony M. Santomero	Trustee of Penn Mutual

The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26.                                                    Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Independence Capital Management, Inc.	Investment Adviser	Pennsylvania

Corporation	Principal Business	State of Incorporation

Penn Series Funds, Inc.	Investment Company	Maryland

Penn Janney Fund, Inc.	Investments	Pennsylvania

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

Independence Square Properties, LLC****	Holding Company	Delaware

The Pennsylvania Trust Company	Trust Company	Pennsylvania

Indepro Corporation	Holding Company	Delaware

Hornor, Townsend & Kent, Inc.	Registered Broker-Dealer and Investment Adviser	Pennsylvania

ISP Parker Hunter	Holding Company	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.
****	Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Walnut O Corporation	Investments	Pennsylvania

Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

Indepro Corporation

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Indepro Property Fund II Corporation	Investments	Delaware

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Grant Street Capital Management, LLC	Investments	Delaware

JMS Resources, Inc.	Investments	Pennsylvania

JMS Investor Services, Inc.	Investor Services and Insurance	Delaware

Janney Montgomery Scott Insurance Agency	Insurance Agents or Brokers	Massachusetts

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

JMS Resources, Inc.

Wholly-Owned Subsidiaries

Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

HTK of Delaware, Inc.	Financial Services	Delaware

HTK Insurance Agency, Inc.	Insurance Agents or Brokers	Pennsylvania

Penn Janney GP LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Penn Janney Opportunities Fund LP*	Investments	Delaware

*                 Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney      Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

ISP Parker Hunter

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Independence Square Properties, Inc.*	Holding Corporation	Delaware

*                 Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker                                         Hunter, which is 100% owned by Penn Mutual.

Item 27.                                                  Number of Contract Owners

As of March 31, 2009, there were:

3,945- Owners of qualified individual variable annuity contracts; and

2,259 - Owners of nonqualified individual variable annuity contracts

Item 28.                                                  Indemnification

Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law.  The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Penn Mutual Variable Annuity Account III Registration Statement on Form N-4 (File No. 333-69386) and are incorporated herein by reference.

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

Selling Agreements entered into by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, Hornor, Townsend & Kent, Inc. (“HTK”) with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                                                    Principal Underwriters

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, Inc. - Directors and Officers

Eileen C. McDonnell, Chairman of the Board

Peter J. Vogt, Member of Board of Directors

David M. O’Malley, Member of Board of Directors

Ralph L. Crews, Member of Board of Directors

N. Robert Lazarus, Member of Board of Directors, Senior Vice President, Chief Compliance Officer, Anti Money Laundering Officer

Michelle A. Barry, President and Chief Executive Officer, Marketing

Franklin L. Best, Jr., Counsel and Secretary

Stacey N. Polakowski, Treasurer and Controller

Nancy S. Rush, Vice President, Benefits and Risk Management

Scott E. Polter, Director, Trading and Operations

John Lagana, Auditor

Richard Locher, Assistant Vice President, Products and Sales Support

Kevin Moyer, Assistant Vice President, Commissions & Contracts, Licensing and Registration

John A. Schilt, Managing Director, Field Support

The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Hornor, Townsend & Kent, Inc.	$45,324	$0	$0	$0

Commissions and Other Compensation Received By Each  Principal Underwriter During Last Fiscal Year:

Item 30.                                                Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania  19044

Item 31.                                                Management Services

See “Administrative and Recordkeeping Services” in Part B of this Registration Statement.

Item 32.                                                Undertakings

The Penn Mutual Life Insurance Company hereby undertakes:

(a)                                  to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)                                 to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

(c)                                  to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 24th day of April, 2009.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
(Registrant)

By: THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Robert E. Chappell
Robert E. Chappell
Chairman of the Board of Trustees, President
and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 has been signed by the following persons, in the capacities indicated, on the 24th day of April, 2009.

	Signature	Title

	/s/Robert E. Chappell	Chairman of the Board of Trustees, President
Robert E. Chappell		and Chief Executive Officer

	/s/Peter J. Vogt	Executive Vice President
	Peter J. Vogt	and Chief Financial Officer

	*JULIA CHANG BLOCH	Trustee

	*EDWARD G. BOEHNE	Trustee

	*JOAN P. CARTER	Trustee

	*WILLIAM R. COOK	Trustee

	*CHARISSE R. LILLIE	Trustee

	*ALAN B. MILLER	Trustee

	*EDMOND F. NOTEBAERT	Trustee

	*ROBERT H. ROCK	Trustee

	*ANTHONY M. SANTOMERO	Trustee

*By	/s/ Robert E. Chappell
Robert E. Chappell, attorney-in-fact

Exhibit Index

EXHIBIT No.	EXHIBIT

(10)(a)	Consent of PricewaterhouseCoopers, LLP

(10)(b)	Consent of Morgan, Lewis & Bockius LLP